[GRAPHIC OF COUPLES AT OPERA]

SEMIANNUAL REPORT

SEPTEMBER 30, 2002

NORTHERN
FIXED INCOME
FUNDS

TRUST NORTHERN FOR A LIFETIME OF INVESTING(R)


NORTHERN
FUNDS(SM)
[NORTHERN TRUST LOGO] MANAGED BY
NORTHERN TRUST

A MESSAGE FROM
ORIE L. DUDLEY JR.
CHIEF INVESTMENT OFFICER

[PHOTO OF ORIE L. DUDLEY JR.]

Concerns about economic growth and the health of corporate balance sheets caused returns from the various sectors of the U.S. fixed-income market to diverge by an unusually large amount over the six-month reporting period.

While corporate bonds struggled amid heightened investor skepticism, Treasury securities benefited from a powerful flight to safety. As money poured in from around the globe, the yield on the government's 10-year note fell to the lowest level since the early 1960s. At the opposite end of the quality spectrum, however, high-yield bonds declined in value amid growing concern about the impact of elevated corporate debt levels in an environment of sluggish economic growth. Notably, even highly rated corporate bonds were not immune to selling pressure.

At the core of the problem was the inability of the U.S. economy to build on the promising recovery which took root in the aftermath of the terrorist attacks in September 2001. After growing at a robust 5 percent annualized rate during the first quarter of 2002, growth decelerated sharply during the spring and summer as inventory restocking leveled off and business investment remained weak. Investors also fretted about the economic impact of a possible war with Iraq.

While economic weakness is generally good for bonds, the unusually high degree of financial and political uncertainty caused investors to focus on the Treasury sector, leaving corporate debt to languish. Meanwhile, the Federal Reserve remained on the sidelines, convinced that it had done enough to sow the seeds of a solid recovery, at least for now.

Corporate bonds also were hurt by fallout from egregious accounting scandals at several high-profile American companies. With the U.S. economy in the doldrums and private debt near record highs, fixed-income investors concluded that the stakes were too high to warrant placing their complete trust in the financial statements of many U.S. corporations.

As the period ended, the worst of the accounting issues appeared to have passed. In addition, the Federal Reserve continued to pump liquidity into the banking system and stood ready to lower interest rates again as needed. In our view, the necessary ingredients are in place for a moderate acceleration of economic growth in 2003.

Given the likelihood of faster growth next year, we expect the environment for corporate bonds to improve. However, the Treasury market may have come too far, too fast, and could suffer a correction as the pace of economic activity picks up. Elsewhere, we are finding good value in the municipal marketplace, especially for upper-income taxpayers.

The events of the last three years have demonstrated once again the importance of diversification. Insuring that all asset classes are properly represented -- including bonds -- can help to cushion portfolios from the volatility that is a routine part of financial life.

Looking ahead, we will continue to position our fixed-income funds in those sectors and securities which we believe could provide shareholders with the optimum combination of return and safety. As always, we appreciate your trust in this endeavor.

Sincerely,

/s/ Orie L. Dudley Jr.

Orie L. Dudley Jr.
Chief Investment Officer
Northern Trust

[GRAPHIC OF FAMILY WITH PONTOON PLANE]


GROWTH + VALUE

A POWERFUL COMBINATION
FOR MANAGING YOUR
EQUITY PORTFOLIO.

DIVERSIFYING WITH BOTH NORTHERN GROWTH AND VALUE FUNDS CAN HELP YOUR PORTFOLIO ACHIEVE MORE CONSISTENT EQUITY PERFORMANCE THROUGHOUT CONSTANTLY CHANGING ECONOMIC CYCLES.

                  TRUST NORTHERN FOR A LIFETIME OF INVESTING(R)

NORTHERN
FUNDS(SM)
[NORTHERN TRUST LOGO] MANAGED BY
NORTHERN TRUST




                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES


BUSINESS REPLY MAIL
FIRST-CLASS MAIL   PERMIT NO. 258   CHICAGO, ILLINOIS

POSTAGE WILL BE PAID BY ADDRESSEE

NORTHERN FUNDS-MARKETING
P.O. Box 75986
Chicago, IL 60690-9357

NORTHERN GROWTH AND VALUE FUNDS:
A BETTER WAY TO BALANCE EQUITY RISK AND RETURN.

Since growth and value stocks move in different cycles, one style's outperformance of the market in a given period sometimes may offset poor performance by the other style.

So by rounding out your portfolio with a mix of Growth and Value from Northern Funds, you may potentially reduce your short- and long-term equity risk relative to the broad market and capitalize on the potential of the market's changing preferences.

877/565-8410
NORTHERNFUNDS.COM

NORTHERN
FUNDS(SM)
[NORTHERN TRUST LOGO] MANAGED BY
NORTHERN TRUST


HOW GROWTH AND VALUE HAVE OUTPERFORMED AT DIFFERENT TIMES
Five-year rolling returns vs. the S&P 500 over 25 years.*

[CHART]

              S&P 500        S&P 500/BARRA    S&P 500/BARRA
                                GROWTH             VALUE
08/31/1982      0               -1.19               0.7
08/31/1983      0               -1.71              1.05
08/31/1984      0               -1.47              0.88
08/31/1985      0               -2.36              1.93
08/31/1986      0               -2.55              2.23
08/31/1987      0               -1.77              1.24
08/31/1988      0               -2.28              2.01
08/31/1989      0                -1.4              0.86
08/31/1990      0                0.42             -1.05
08/31/1991      0                 1.6             -1.41
08/31/1992      0                0.71             -1.03
08/31/1993      0                0.28             -0.78
08/31/1994      0                0.32             -0.65
08/31/1995      0               -0.42               0.2
08/31/1996      0                -1.3              0.52
08/31/1997      0                -0.4              0.16
08/31/1998      0                3.28             -3.44
08/31/1999      0                4.05             -4.35
08/31/2000      0                4.77             -5.32
08/31/2001      0               -0.34             -0.38
08/31/2002      0               -0.31             -0.47

*THE S&P 500/BARRA GROWTH AND VALUE INDICES USE PRICE-TO-BOOK VALUES TO DIVIDE THE MARKET CAPITALIZATION OF THE S&P 500 INDEX EQUALLY INTO GROWTH COMPANIES (PRICE MULTIPLES HIGHER THAN AVERAGE) AND VALUE COMPANIES (PRICE MULTIPLES LOWER THAN AVERAGE). PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE ABSOLUTE PERFORMANCE OF BOTH INDICES WAS NEGATIVE IN SOME OF THE YEARS ILLUSTRATED. INDEX PERFORMANCE SHOULD NOT BE CONSIDERED INDICATIVE OF THE PERFORMANCE OF ANY NORTHERN FUND. PLEASE VISIT northernfunds.com FOR CURRENT FUND PERFORMANCE. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

         NOT FDIC INSURED                    (C)2002 Northern Funds.
----------------------------------           Northern Funds Distributors, LLC,
May lose value / No bank guarantee           not affiliated with Northern Trust.

IT ALL ADDS UP: GROWTH + VALUE. To learn more about diversifying your portfolio with Northern Growth and Value Funds and to receive a prospectus, return this reply card, contact your Northern Trust Relationship Manager, or call 877/565-8410. Please read the prospectus carefully before investing. It covers investment policies, risk considerations, charges, and expenses.

Yes, I want to learn more about Growth and Value investing opportunities through Northern Funds.

/ / Please send me a Growth + Value Investor Kit, with information on the
    Northern Select Equity, Mid Cap Growth, Large Cap Value and Small Cap Value Funds.

/ / I'd like to have a Northern Funds representative call me to discuss my investment options.

Name:
-------------------------------------------------------------------------------

Address:
-------------------------------------------------------------------------------

City/State/Zip:
-------------------------------------------------------------------------------

Telephone Number/Best time to call:
-------------------------------------------------------------------------------

E-mail address:
-------------------------------------------------------------------------------

Relationship Manager (if known):
-------------------------------------------------------------------------------
                                                                  GV  INS 11/02

                                                              FIXED INCOME FUNDS

TABLE OF CONTENTS

2        STATEMENTS OF ASSETS AND LIABILITIES

4        STATEMENTS OF OPERATIONS

6        STATEMENTS OF CHANGES IN NET ASSETS

8        FINANCIAL HIGHLIGHTS

         SCHEDULES OF INVESTMENTS

         20  ARIZONA TAX-EXEMPT FUND

         23  CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

         26  CALIFORNIA TAX-EXEMPT FUND

         31  FIXED INCOME FUND

         38  FLORIDA INTERMEDIATE TAX-EXEMPT FUND

         41  GLOBAL FIXED INCOME FUND

         43  HIGH YIELD FIXED INCOME FUND

         47  HIGH YIELD MUNICIPAL FUND

         52  INTERMEDIATE TAX-EXEMPT FUND

         60  SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

         61  TAX-EXEMPT FUND

         69  U.S. GOVERNMENT FUND

70       NOTES TO THE FINANCIAL STATEMENTS

76       ABBREVIATIONS AND OTHER INFORMATION

       NOT FDIC INSURED
--------------------------------
May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds Distributors, LLC, not
affiliated with Northern Trust.

                         NORTHERN FUNDS SEMIANNUAL REPORT  1  FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                   CALIFORNIA                                              FLORIDA
                                                  ARIZONA         INTERMEDIATE       CALIFORNIA          FIXED          INTERMEDIATE
AMOUNTS IN THOUSANDS,                            TAX-EXEMPT        TAX-EXEMPT        TAX-EXEMPT         INCOME           TAX-EXEMPT
EXCEPT PER SHARE DATA                               FUND              FUND              FUND             FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                $78,021            $89,626          $123,180         $850,637           $56,417
Investments, at fair value                          $84,756            $96,955          $134,795         $868,219           $58,748
Cash and foreign currencies                               -                  -                 3                -                 -
Income receivable                                     1,044              1,041             1,371            6,521               657
Receivable for securities sold                            -                  -                 -            3,003             1,865
Receivable for fund shares sold                           3                  1                 1                7                 -
Receivable from investment adviser                        3                  3                 4               16                 2
Unrealized gain on foreign currency
  exchange contracts                                      -                  -                 -                -                 -
Prepaid and other assets                                  4                  5                 3                5                 5
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                         85,810             98,005           136,177          877,771            61,277
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                            -                  -                 -                -                 -
Unrealized loss on foreign currency
  exchange contracts                                      -                  -                 -                -                 -
Payable for securities purchased                          -              5,050             5,217            5,835             4,993
Payable for when-issued securities                        -                  -                 -           86,295                 -
Payable for fund shares redeemed                          -                  -                 3                1                 -
Distributions to shareholders                            52                 51                79              519                26
Payable to affiliates:
  Accrued investment advisory fees                       10                 11                15               96                 6
  Accrued administration fees                             2                  2                 3               19                 1
  Accrued custody and accounting fees                     -                  1                 1                2                 1
  Accrued transfer agent fees                             2                  1                 2               13                 1
Accrued registration fees and other
  liabilities                                             7                  8                 8               27                 8
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                        73              5,124             5,328           92,807             5,036
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                          $85,737            $92,881          $130,849         $784,964           $56,241
===================================================================================================================================
ANALYSIS OF NET ASSETS:
Capital stock                                       $77,505            $83,801          $116,987         $779,119           $53,024
Accumulated undistributed net investment
  income (loss)                                           -                  -                 -            (147)                 -
Accumulated net realized gains (losses) on
  investments and foreign currency
  transactions                                        1,497              1,751             2,247         (11,590)               886
Net unrealized appreciation (depreciation)
  on investments and foreign currency
  transactions                                        6,735              7,329            11,615           17,582             2,331
Net unrealized gains on translation of
  other assets and liabilities denominated in
  foreign currencies                                      -                  -                 -                -                 -
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                          $85,737            $92,881          $130,849         $784,964           $56,241
===================================================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                            7,668              8,449            11,161           77,618             5,095

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                                    $11.18             $10.99            $11.72           $10.11            $11.04
===================================================================================================================================

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  2  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                          GLOBAL           HIGH YIELD      HIGH YIELD       INTERMEDIATE
                                       FIXED INCOME       FIXED INCOME      MUNICIPAL        TAX-EXEMPT
                                           FUND               FUND            FUND              FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                      $25,767           $292,058         $49,702           $699,700
Investments, at fair value                $26,999           $270,373         $51,291           $735,620
Cash and foreign currencies                    57                  -               -                  -
Income receivable                             405              7,536             802              8,238
Receivable for securities sold                508              2,481             261             11,161
Receivable for fund shares sold                 -                  4               -                 22
Receivable from investment adviser              2                  7               2                 17
Unrealized gain on foreign currency
  exchange contracts                           24                  -               -                  -
Prepaid and other assets                        6                 24               2                  6
-------------------------------------------------------------------------------------------------------
Total Assets                               28,001            280,425          52,358            755,064
-------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                  -                691               -                  1
Unrealized loss on foreign currency
  exchange contracts                          185                  -               -                  -
Payable for securities purchased            1,087                  -           1,363             50,009
Payable for when-issued securities              -                  -               -                  -
Payable for fund shares redeemed                1                 93               -                  -
Distributions to shareholders                   -                411              40                386
Payable to affiliates:
  Accrued investment advisory fees              4                 35               6                 81
  Accrued administration fees                   1                  7               1                 17
  Accrued custody and accounting fees           1                  -              13                  -
  Accrued transfer agent fees                   -                  5               1                 11
Accrued registration fees and other
  liabilities                                  14                  9               9                 49
-------------------------------------------------------------------------------------------------------
Total Liabilities                           1,293              1,251           1,433             50,554
-------------------------------------------------------------------------------------------------------
Net Assets                                $26,708           $279,174         $50,925           $704,510
=======================================================================================================
ANALYSIS OF NET ASSETS:
Capital stock                             $25,718           $345,970         $50,614           $651,928
Accumulated undistributed net investment
  income (loss)                                 1                  -               -                 77
Accumulated net realized gains (losses) on
  investments and foreign currency
  transactions                               (117)           (45,111)         (1,278)             16,585
Net unrealized appreciation (depreciation)
  on investments and foreign currency
  transactions                              1,071            (21,685)          1,589              35,920
Net unrealized gains on translation of
  other assets and liabilities denominated in
  foreign currencies                           35                  -               -                  -
-------------------------------------------------------------------------------------------------------
Net Assets                                $26,708           $279,174         $50,925           $704,510
=======================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                  2,645             38,445           5,363             64,607

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                          $10.10              $7.26           $9.50             $10.90
=======================================================================================================

                                              SHORT-
                                           INTERMEDIATE                             U.S.
                                         U.S. GOVERNMENT     TAX-EXEMPT         GOVERNMENT
                                               FUND             FUND               FUND
------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                          $162,886        $537,072            $347,856
Investments, at fair value                    $166,727        $584,358            $361,187
Cash and foreign currencies                          1               -                   -
Income receivable                                1,683           7,815               3,203
Receivable for securities sold                       -          10,277                   -
Receivable for fund shares sold                      1              45                 250
Receivable from investment adviser                   4              13                   9
Unrealized gain on foreign currency
  exchange contracts                                 -               -                   -
Prepaid and other assets                             4              11                   2
------------------------------------------------------------------------------------------
Total Assets                                   168,420         602,519             364,651
------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                       -               -                   -
Unrealized loss on foreign currency
  exchange contracts                                 -               -                   -
Payable for securities purchased                 6,656          25,448                   -
Payable for when-issued securities                   -               -                   -
Payable for fund shares redeemed                     -               -                   -
Distributions to shareholders                       76             399                 202
Payable to affiliates:
  Accrued investment advisory fees                  20              66                  45
  Accrued administration fees                        4              14                   9
  Accrued custody and accounting fees                1               -                   -
  Accrued transfer agent fees                        2               9                   6
Accrued registration fees and other
  liabilities                                        8              19                   9
------------------------------------------------------------------------------------------
Total Liabilities                                6,767          25,955                 271
------------------------------------------------------------------------------------------
Net Assets                                    $161,653        $576,564            $364,380
==========================================================================================
ANALYSIS OF NET ASSETS:
Capital stock                                 $156,112        $518,932            $340,801
Accumulated undistributed net investment
  income (loss)                                    294            (67)                 712
Accumulated net realized gains (losses) on
  investments and foreign currency
  transactions                                   1,406          10,413               9,536
Net unrealized appreciation (depreciation)
  on investments and foreign currency
  transactions                                   3,841          47,286              13,331
Net unrealized gains on translation of
  other assets and liabilities denominated in
  foreign currencies                                 -               -                   -
------------------------------------------------------------------------------------------
Net Assets                                    $161,653        $576,564            $364,380
==========================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                      15,224          51,417              33,705

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                               $10.62          $11.21              $10.81
==========================================================================================

SEE NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  3  FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

                                                                CALIFORNIA                                                FLORIDA
                                               ARIZONA         INTERMEDIATE         CALIFORNIA        FIXED             INTERMEDIATE
                                             TAX-EXEMPT         TAX-EXEMPT          TAX-EXEMPT        INCOME             TAX-EXEMPT
AMOUNTS IN THOUSANDS                            FUND               FUND                FUND            FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                 $1,901              $1,939             $3,094          $20,254              $1,004
Dividend income                                      -                   -                  -                -                   -
------------------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                        1,901               1,939              3,094           20,254               1,004
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                           308                 331                477            2,840                 185
Administration fees                                 62                  67                 95              568                  37
Transfer agent fees                                 41                  44                 63              379                  25
Custody and accounting fees                         26                  27                 31               56                  25
Registration fees                                    4                   3                  3               13                   8
Professional fees                                    3                   4                  4               15                   3
Trustee fees and expenses                            2                   2                  2                5                   2
Other                                                8                   8                  8               24                   8
------------------------------------------------------------------------------------------------------------------------------------
  Total Expenses:                                  454                 486                683            3,900                 293
    Less voluntary waivers of
      investment advisory fees                     (21)                (22)               (32)                -                (12)
    Less expenses reimbursed by
      investment adviser                           (84)                (88)              (111)            (492)                (71)
------------------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                     349                 376                540            3,408                 210
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            1,552               1,563              2,554           16,846                 794
====================================================================================================================================
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                    1,243               1,064              1,970            2,433                 945
  Foreign currency transactions                      -                   -                  -                -                   -
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions                  4,239               5,054              8,622           26,454               2,113
Net change in unrealized gains on
  translation of other assets and
  liabilities denominated in foreign
  currencies                                         -                   -                  -                -                   -
------------------------------------------------------------------------------------------------------------------------------------
Net Gains (Losses) on Investments                5,482               6,118             10,592           28,887               3,058
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $7,034              $7,681            $13,146          $45,733              $3,852
====================================================================================================================================

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  4  NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)


                                         GLOBAL         HIGH YIELD        HIGH YIELD       INTERMEDIATE
                                     FIXED INCOME     FIXED INCOME        MUNICIPAL        TAX-EXEMPT
AMOUNTS IN THOUSANDS                      FUND             FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                             $661           $13,326           $1,249           $14,825
Dividend income                                -               132                -                 -
-------------------------------------------------------------------------------------------------------
  Total Investment Income                    661            13,458            1,249            14,825
-------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                     119             1,047              161             2,594
Administration fees                           20               210               32               519
Transfer agent fees                           13               140               21               346
Custody and accounting fees                   43                43               15                93
Registration fees                              9                 9                8                35
Professional fees                              3                 3                3                15
Trustee fees and expenses                      2                 2                2                 5
Other                                          8                13                8                24
-------------------------------------------------------------------------------------------------------
  Total Expenses:                            217             1,467              250             3,631
    Less voluntary waivers of
      investment advisory fees                 -                 -              (11)             (173)
    Less expenses reimbursed by
      investment adviser                     (65)             (210)             (57)             (518)
-------------------------------------------------------------------------------------------------------
  Net Expenses                               152             1,257              182             2,940
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                        509            12,201            1,067            11,885
=======================================================================================================
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                               (370)           (6,689)               2            14,261
  Foreign currency transactions              720                 -                -                 -
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions            1,805           (14,894)            1,532            27,614
Net change in unrealized gains on
  translation of other assets and
  liabilities denominated in foreign
  currencies                                  39                 -                -                 -
-------------------------------------------------------------------------------------------------------
Net Gains (Losses) on Investments          2,194           (21,583)            1,534            41,875
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $2,703          $ (9,382)           $2,601           $53,760
=======================================================================================================

                                            SHORT-
                                         INTERMEDIATE                              U.S.
                                       U.S. GOVERNMENT     TAX-EXEMPT           GOVERNMENT
AMOUNTS IN THOUSANDS                         FUND             FUND                 FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                              $2,637          $14,011              $8,295
Dividend income                                   -                -                   -
------------------------------------------------------------------------------------------
  Total Investment Income                     2,637           14,011               8,295
------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                        477            2,052               1,307
Administration fees                              95              410                 261
Transfer agent fees                              63              274                 174
Custody and accounting fees                      25               76                  52
Registration fees                                 9               11                  11
Professional fees                                 3               12                   3
Trustee fees and expenses                         2                3                   2
Other                                             9               16                   8
------------------------------------------------------------------------------------------
  Total Expenses:                               683            2,854               1,818
    Less voluntary waivers of
      investment advisory fees                    -             (137)                  -
    Less expenses reimbursed by
      investment adviser                       (111)            (391)               (250)
------------------------------------------------------------------------------------------
  Net Expenses                                  572            2,326               1,568
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                         2,065           11,685               6,727
==========================================================================================
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                 1,298           10,434               7,669
  Foreign currency transactions                   -                -                   -
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions               4,241           26,169              14,405
Net change in unrealized gains on
  translation of other assets and
  liabilities denominated in foreign
  currencies                                      -                -                   -
------------------------------------------------------------------------------------------
Net Gains (Losses) on Investments             5,539           36,603              22,074
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $7,604          $48,288             $28,801
==========================================================================================

SEE NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  5  FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      CALIFORNIA
                                               ARIZONA               INTERMEDIATE               CALIFORNIA
                                              TAX-EXEMPT              TAX-EXEMPT                TAX-EXEMPT
                                                FUND                     FUND                      FUND
                                        SEPT. 30,   MARCH 31,    SEPT. 30,   MARCH 31,     SEPT. 30,  MARCH 31,
AMOUNTS IN THOUSANDS                       2002        2002        2002        2002          2002       2002
----------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                     $1,552       $3,183      $1,563      $3,526       $2,554      $5,452

Net realized gains (losses) on
  investment transactions and foreign
  currency transactions                    1,243          820       1,064       1,149        1,970         794

Net change in unrealized appreciation
  (depreciation) on investments and
  forward foreign currency contracts       4,239       (1,284)      5,054      (2,113)       8,622      (2,535)

Net change in unrealized gain on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                   -            -           -           -           -           -
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                7,034        2,719       7,681       2,562      13,146       3,711
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:

Shares sold                               10,056       15,116      10,236      16,059       9,199      18,479

Shares from reinvestment of dividends        141        1,156          77         636         216         921

Shares redeemed                           (6,370)     (12,482)     (9,167)    (19,801)    (14,493)    (19,848)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                             3,827        3,790       1,146      (3,106)     (5,078)       (448)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:

From net investment income                (1,552)      (3,183)     (1,563)     (3,526)     (2,554)     (5,452)

From net realized gains                        -       (1,032)          -        (641)          -        (537)
----------------------------------------------------------------------------------------------------------------
  Total Distributions Paid                (1,552)      (4,215)     (1,563)     (4,167)     (2,554)     (5,989)
----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS    9,309        2,294       7,264      (4,711)      5,514      (2,726)

NET ASSETS:

Beginning of period                       76,428       74,134      85,617      90,328     125,335     128,061
----------------------------------------------------------------------------------------------------------------
End of period                            $85,737      $76,428     $92,881     $85,617    $130,849    $125,335
----------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTION
  IN EXCESS OF) NET INVESTMENT INCOME
  (LOSS)                                     $ -          $ -         $ -         $ -         $ -         $ -
----------------------------------------------------------------------------------------------------------------

                                                                        FLORIDA
                                                  FIXED              INTERMEDIATE
                                                  INCOME              TAX-EXEMPT
                                                   FUND                  FUND
                                          SEPT. 30,   MARCH 31,  SEPT. 30,   MARCH 31,
AMOUNTS IN THOUSANDS                        2002        2002       2002        2002
---------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                      $16,846     $41,776      $794       $1,586

Net realized gains (losses) on
  investment transactions and foreign
  currency transactions                      2,433      (2,647)      945          283

Net change in unrealized appreciation
  (depreciation) on investments and
  forward foreign currency contracts        26,454     (16,760)    2,113         (569)

Net change in unrealized gain on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                     -           -         -            -
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                 45,733       22,369    3,852        1,300
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:

Shares sold                                 82,800      196,778   10,192       16,362

Shares from reinvestment of dividends        1,843       11,066      257          593

Shares redeemed                            (62,073)    (179,848)  (4,374)     (10,637)
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                              22,570       27,996    6,075        6,318
---------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:

From net investment income                 (16,840)     (41,776)    (794)      (1,586)

From net realized gains                          -       (7,732)       -         (313)
---------------------------------------------------------------------------------------
  Total Distributions Paid                 (16,840)     (49,508)    (794)      (1,899)
---------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     51,463          857    9,133        5,719

NET ASSETS:

Beginning of period                        733,501      732,644   47,108       41,389
---------------------------------------------------------------------------------------
End of period                             $784,964     $733,501  $56,241      $47,108
---------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTION
  IN EXCESS OF) NET INVESTMENT INCOME
  (LOSS)                                     $(147)       $(153)     $ -          $ -
---------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  6  NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2002


                                                 GLOBAL               HIGH YIELD             HIGH YIELD
                                              FIXED INCOME           FIXED INCOME             MUNICIPAL
                                                 FUND                    FUND                   FUND
                                        SEPT. 30,    MARCH 31,   SEPT. 30,   MARCH 31,  SEPT. 30,   MARCH 31,
                                          2002         2002        2002        2002        2002        2002
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                      $509       $1,010     $12,201     $22,155      $1,067       $1,718

Net realized gains (losses) on
  investment transactions and foreign
  currency transactions                     350        (924)     (6,689)    (22,185)           2        (236)

Net change in unrealized appreciation
  (depreciation) on investments and
  forward foreign currency contracts      1,805        (245)    (14,894)       5,604       1,532          201

Net change in unrealized gain on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                 39            8          -            -           -            -
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations               2,703         (151)    (9,382)       5,574       2,601        1,683
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:

Shares sold                               6,150       15,221     93,237      196,465      16,186       14,223

Shares from reinvestment of dividends         -          183      2,845        4,562          99          142

Shares redeemed                          (7,024)      (7,778)   (67,436)    (118,511)     (4,738)      (7,869)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                             (874)        7,626    28,646       82,516      11,547        6,496
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:

From net investment income                    -       (1,400)   (12,200)     (22,155)     (1,067)      (1,718)

From net realized gains                       -          (86)         -           -           -            -
-----------------------------------------------------------------------------------------------------------------
  Total Distributions Paid                    -       (1,486)   (12,200)     (22,155)     (1,067)      (1,718)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS   1,829        5,989      7,064       65,935      13,081        6,461

NET ASSETS:

Beginning of period                      24,879       18,890    272,110      206,175      37,844       31,383

End of period                           $26,708      $24,879   $279,174     $272,110     $50,925      $37,844
-----------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTION
  IN EXCESS OF) NET INVESTMENT INCOME
  (LOSS)                                     $1       $(508)        $ -          $(1)        $ -          $ -
-----------------------------------------------------------------------------------------------------------------

                                                                           SHORT
                                                INTERMEDIATE            INTERMEDIATE
                                                 TAX-EXEMPT           U.S. GOVERNMENT           TAX-EXEMPT
                                                    FUND                    FUND                   FUND
                                           SEPT. 30,    MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,  MARCH 31,
                                             2002         2002        2002        2002        2002       2002
------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                       $11,885     $26,048      $2,065      $3,611     $11,685     $23,919

Net realized gains (losses) on
  investment transactions and foreign
  currency transactions                      14,261       6,818       1,298       2,288      10,434       3,960

Net change in unrealized appreciation
  (depreciation) on investments and
  forward foreign currency contracts         27,614     (10,440)      4,241      (1,818)      26,169     (8,274)

Net change in unrealized gain on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                      -           -           -           -            -           -
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                  53,760      22,426       7,604       4,081       48,288      19,605
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:

Shares sold                                  42,757     133,668      82,217     102,025       46,873      42,985

Shares from reinvestment of dividends           997       6,940         369       1,752          684       1,061

Shares redeemed                             (59,519)   (130,745)    (32,593)    (73,372)     (36,695)    (56,268)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                              (15,765)       9,863     49,993      30,405       10,862     (12,222)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:

From net investment income                  (11,885)     (26,048)    (2,065)     (3,609)     (11,685)    (23,919)

From net realized gains                           -        (5,628)         -      (1,693)           -           -
------------------------------------------------------------------------------------------------------------------
  Total Distributions Paid                  (11,885)     (31,676)     (2,065)    (5,302)     (11,685)    (23,919)
------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      26,110          613      55,532     29,184       47,465     (16,536)

NET ASSETS:

Beginning of period                         678,400      677,787     106,121     76,937      529,099     545,635

End of period                              $704,510     $678,400    $161,653   $106,121     $576,564    $529,099
------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTION
  IN EXCESS OF) NET INVESTMENT INCOME
  (LOSS)                                        $77          $77        $294       $294         $(67)       $(67)
------------------------------------------------------------------------------------------------------------------


                                                      U.S.
                                                   GOVERNMENT
                                                      FUND
                                              SEPT. 30,      MARCH 31,
                                                 2002        2002
---------------------------------------------------------------------
OPERATIONS:

Net investment income                           $6,727      $14,975

Net realized gains (losses) on
  investment transactions and foreign
  currency transactions                          7,669        8,894

Net change in unrealized appreciation
  (depreciation) on investments and
  forward foreign currency contracts             14,405      (8,148)

Net change in unrealized gain on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                          -           -
---------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                      28,801       15,721
---------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:

Shares sold                                      44,403      182,849

Shares from reinvestment of dividends               922        6,697

Shares redeemed                                 (41,309)    (196,309)
---------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                    4,016       (6,763)
---------------------------------------------------------------------
DISTRIBUTIONS PAID:

From net investment income                       (6,727)     (14,969)

From net realized gains                               -       (5,737)
---------------------------------------------------------------------
  Total Distributions Paid                       (6,727)     (20,706)
---------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          26,090      (11,748)

NET ASSETS:

Beginning of period                             338,290      350,038

End of period                                  $364,380     $338,290
---------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTION
  IN EXCESS OF) NET INVESTMENT INCOME
  (LOSS)                                           $712         $712
---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  7  FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

                                                                                              ARIZONA
                                                                                           TAX-EXEMPT FUND

                                                                        SIX MONTHS
                                                                          ENDED            YEAR           YEAR         YEAR
                                                                        SEPT. 30,         ENDED          ENDED        ENDED
                                                                           2002          MAR. 31,       MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                                                (UNAUDITED)         2002           2001       2000 (3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.46          $10.66         $10.03       $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.20            0.43           0.45         0.20
Net realized and unrealized gains (losses)                                  0.72           (0.06)          0.63         0.03
Total Income from Investment Operations                                     0.92            0.37           1.08         0.23
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                                 (0.20)          (0.43)         (0.45)       (0.20)
From net realized gains                                                        -           (0.14)             -            -
Total Distributions Paid                                                   (0.20)          (0.57)         (0.45)       (0.20)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $11.18          $10.46         $10.66       $10.03
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                            8.91%           3.47%         10.98%        2.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                                  $85,737         $76,428        $74,134      $66,377
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                                 0.85%           0.85%          0.85%        0.85%
Expenses, before waivers and reimbursements                                 1.10%           1.12%          1.14%        1.23%
Net investment income, net of waivers and reimbursements                    3.78%           4.01%          4.34%        4.28%
Net investment income, before waivers and reimbursements                    3.53%           3.74%          4.05%        3.90%
Portfolio Turnover Rate                                                    78.08%          93.29%        101.77%       29.85%
------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)    COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  8  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                             CALIFORNIA
                                                                                            INTERMEDIATE
                                                                                           TAX-EXEMPT FUND

                                                                        SIX MONTHS
                                                                          ENDED            YEAR           YEAR         YEAR
                                                                        SEPT. 30,         ENDED          ENDED        ENDED
                                                                           2002          MAR. 31,       MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                                                (UNAUDITED)         2002           2001       2000 (3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.26         $10.44         $10.02         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.19           0.42           0.45           0.20
Net realized and unrealized gains (losses)                                  0.73          (0.11)          0.42           0.02
Total Income from Investment Operations                                     0.92           0.31           0.87           0.22
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                                 (0.19)         (0.42)         (0.45)         (0.20)
From net realized gains                                                        -          (0.07)             -              -
Total Distributions Paid                                                   (0.19)         (0.49)         (0.45)         (0.20)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $10.99         $10.26         $10.44         $10.02
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                            9.02%          3.00%          8.83%          2.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                                  $92,881        $85,617        $90,328        $92,470
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                                 0.85%          0.85%          0.85%          0.85%
Expenses, before waivers and reimbursements                                 1.10%          1.11%          1.10%          1.16%
Net investment income, net of waivers and reimbursements                    3.54%          3.98%          4.37%          4.37%
Net investment income, before waivers and reimbursements                    3.29%          3.72%          4.12%          4.06%
Portfolio Turnover Rate                                                    68.14%         84.87%         67.51%         31.29%
------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)    COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  9  FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                           CALIFORNIA TAX-EXEMPT FUND

                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR           YEAR           YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED          ENDED          ENDED         ENDED
                                                  2002         MAR. 31,      MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2002          2001           2000           1999        1998 (3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.79         $10.99        $10.32         $10.89         $10.76        $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                              0.23           0.47          0.47           0.43           0.43          0.41
Net realized and unrealized gains (losses)         0.93          (0.15)         0.67          (0.55)          0.23          0.76
Total Income (Loss) from Investment
Operations                                         1.16           0.32          1.14          (0.12)          0.66          1.17
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                        (0.23)         (0.47)        (0.47)         (0.43)         (0.43)        (0.41)
From net realized gains                               -          (0.05)            -          (0.02)         (0.10)             -
Total Distributions Paid                          (0.23)         (0.52)        (0.47)         (0.45)         (0.53)        (0.41)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.72         $10.79        $10.99         $10.32         $10.89        $10.76
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                  10.81%          2.87%        11.29%         (0.93)%         6.20%        11.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $130,849       $125,335      $128,061       $123,347        $77,249       $39,943
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements        0.85%          0.85%         0.85%          0.85%          0.85%         0.85%
Expenses, before waivers and
reimbursements                                     1.07%          1.08%         1.08%          1.10%          1.17%         1.60%
Net investment income, net of waivers and
reimbursements                                     4.01%          4.24%         4.41%          4.35%          3.87%         4.01%
Net investment income, before waivers and
reimbursements                                     3.79%          4.01%         4.18%          4.10%          3.55%         3.26%
Portfolio Turnover Rate                           81.12%         73.96%        84.63%         67.91%         62.55%        22.22%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)    COMMENCED INVESTMENT OPERATIONS ON APRIL 8, 1997.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  10  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                FIXED INCOME FUND

                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR           YEAR           YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED          ENDED          ENDED         ENDED
                                                  2002         MAR. 31,      MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2002          2001           2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $9.74        $10.10         $9.62          $10.15         $10.42          $9.86
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                              0.22          0.56          0.59            0.54           0.54           0.59
Net realized and unrealized gains (losses)         0.37         (0.17)         0.48           (0.50)             -           0.56
Total Income from Investment Operatio ns           0.59          0.39          1.07            0.04           0.54           1.15
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                        (0.22)        (0.56)        (0.59)          (0.54)         (0.54)         (0.58)
From net realized gains                               -         (0.19)            -           (0.03)         (0.27)         (0.01)
Total Distributions Paid                          (0.22)        (0.75)        (0.59)          (0.57)         (0.81)         (0.59)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.11         $9.74        $10.10           $9.62         $10.15         $10.42
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   6.13%         3.09%        11.47%           0.57%          5.18%         11.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $784,964      $733,501      $732,644        $643,434       $275,108       $181,917
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements        0.90%         0.90%         0.90%           0.90%          0.90%          0.90%
Expenses, before waivers and
reimbursements                                     1.03%         1.03%         1.04%           1.06%          1.08%          1.09%
Net investment income, net of waivers and
reimbursements                                     4.45%         5.62%         5.99%           5.66%          5.15%          5.71%
Net investment income, before waivers and
reimbursements                                     4.32%         5.49%         5.85%           5.50%          4.97%          5.52%
Portfolio Turnover Rate                          152.05%       246.52%       226.92%         105.70%         84.85%         33.55%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  11  FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                      FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR           YEAR           YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED          ENDED          ENDED         ENDED
                                                  2002         MAR. 31,      MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2002          2001           2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $10.38        $10.50        $10.07         $10.47         $10.47        $10.03
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                               0.17          0.38          0.43           0.38           0.39          0.40
Net realized and unrealized gains (losses)          0.66         (0.05)         0.43          (0.37)          0.16          0.44
Total Income from Investment Operations             0.83          0.33          0.86           0.01           0.55          0.84
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                         (0.17)        (0.38)        (0.43)         (0.38)         (0.39)        (0.40)
From net realized gains                              -           (0.07)            -          (0.03)         (0.16)            -
Total Distributions Paid                           (0.17)        (0.45)        (0.43)         (0.41)         (0.55)        (0.40)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $11.04        $10.38        $10.50         $10.07         $10.47        $10.47
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    8.08%         3.16%         8.68%          0.30%          5.38%         8.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $56,241       $47,108       $41,389        $41,976        $37,121       $25,329
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements         0.85%         0.85%         0.85%          0.85%          0.85%         0.85%
Expenses, before waivers and
reimbursements                                      1.19%           1.23%         1.21%          1.24%          1.29%         1.41%
Net investment income, net of waivers and
reimbursements                                      3.22%         3.57%         4.16%          3.84%          3.67%         3.86%
Net investment income, before waivers and
reimbursements                                      2.88%         3.19%         3.80%          3.45%          3.23%         3.30%
Portfolio Turnover Rate                           137.65%       155.55%       169.70%        133.01%         57.98%        46.12%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  12  NORTHERN FUNDS SEMIANNUAL REPORT


                                                                            GLOBAL FIXED INCOME FUND

                                                SIX MONTHS
                                                  ENDED          YEAR           YEAR          YEAR           YEAR         YEAR
                                                SEPT. 30,       ENDED          ENDED         ENDED          ENDED        ENDED
                                                   2002        MAR. 31,       MAR. 31,      MAR. 31,       MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2002           2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $9.13         $9.62          $9.56        $10.38          $9.85        $10.08
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)                       0.19          0.33           0.64         (0.25)          0.38          0.43
Net realized and unrealized gains (losses)         0.78         (0.31)         (0.49)        (0.28)          0.58          0.02
Total Income (Loss) from Investment
Operations                                         0.97          0.02           0.15         (0.53)          0.96          0.45
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                            -         (0.48)         (0.09)            -          (0.32)        (0.59)
From net realized gains                               -         (0.03)             -             -          (0.07)        (0.09)
In excess of net investment income                    -             -              -         (0.29)             -             -
In excess of net realized gains                       -             -              -             -          (0.04)            -
Total Distributions Paid                              -         (0.51)         (0.09)        (0.29)         (0.43)        (0.68)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.10         $9.13          $9.62         $9.56         $10.38         $9.85
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                  10.62%         0.01%          1.54%        (5.11)%         9.68%         4.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $26,708       $24,879        $18,890       $19,130        $14,285       $13,675
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements        1.15%         1.15%          1.15%         1.15%          1.15%         1.15%
Expenses, before waivers and
reimbursements                                     1.64%         1.69%          1.74%         1.81%          1.96%         1.87%
Net investment income, net of waivers and
reimbursements                                     3.83%         4.08%          4.26%         4.06%          4.69%         4.98%
Net investment income, before waivers and
reimbursements                                     3.34%         3.54%          3.67%         3.40%          3.88%         4.26%
Portfolio Turnover Rate                           78.91%       296.89%        297.11%        90.69%         16.49%        30.26%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  13  FIXED INCOME FUNDS

FIXED INCOME FUNDS


                                                                                 HIGH YIELD FIXED INCOME FUND

                                                             SIX MONTHS
                                                                ENDED          YEAR          YEAR         YEAR         YEAR
                                                              SEPT. 30,       ENDED         ENDED        ENDED        ENDED
                                                                2002         MAR. 31,      MAR. 31,     MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                                      (UNAUDITED)       2002          2001         2000       1999 (3)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $7.84         $8.42         $9.30     $10.10         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.33          0.76          0.95       0.85           0.11
Net realized and unrealized gains (losses)                        (0.58)        (0.58)        (0.88)     (0.79)          0.08
Total Income (Loss) from Investment Operations                    (0.25)         0.18          0.07       0.06           0.19
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                        (0.33)        (0.76)        (0.95)     (0.86)         (0.09)
Total Distributions Paid                                          (0.33)        (0.76)        (0.95)     (0.86)         (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $7.26         $7.84         $8.42      $9.30         $10.10
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                  (3.23)%        2.28%         0.77%      0.80%          2.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $279,174      $272,110      $206,175   $165,510        $40,864
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                        0.90%         0.90%         0.90%      0.90%          0.90%
Expenses, before waivers and reimbursements                        1.05%         1.07%         1.06%      1.12%          2.18%
Net investment income, net of waivers and reimbursements           8.74%         9.35%        10.71%      9.55%          6.78%
Net investment income, before waivers and reimbursements           8.59%         9.18%        10.55%      9.33%          5.50%
Portfolio Turnover Rate                                           47.97%       125.63%       159.35%     87.92%          0.00%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON DECEMBER 31, 1998.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  14  NORTHERN FUNDS SEMIANNUAL REPORT


                                                                              HIGH YIELD MUNICIPAL FUND

                                                             SIX MONTHS
                                                                ENDED          YEAR          YEAR         YEAR         YEAR
                                                              SEPT. 30,       ENDED         ENDED        ENDED        ENDED
                                                                2002         MAR. 31,      MAR. 31,     MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                                      (UNAUDITED)       2002          2001         2000       1999 (3)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $9.16        $9.15         $9.01       $10.01      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.23         0.48          0.49         0.44        0.05
Net realized and unrealized gains (losses)                         0.34         0.01          0.14        (0.99)          -
Total Income (Loss) from Investment Operations                     0.57         0.49          0.63        (0.55)       0.05
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                        (0.23)       (0.48)        (0.49)       (0.45)      (0.04)
Total Distributions Paid                                          (0.23)       (0.48)        (0.49)       (0.45)      (0.04)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $9.50        $9.16         $9.15        $9.01      $10.01
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   6.32%        5.49%         7.14%       (5.40)%      0.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                         $50,925      $37,844       $31,383      $21,118     $10,033
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                        0.85%        0.85%         0.85%        0.85%       0.85%
Expenses, before waivers and reimbursements                        1.17%        1.20%         1.34%        1.46%       5.60%
Net investment income, net of waivers and reimbursements           4.97%        5.24%         5.35%        5.12%       2.92%
Net investment income, before waivers and reimbursements           4.65%        4.89%         4.86%        4.51%      (1.83)%
Portfolio Turnover Rate                                           10.04%       38.53%        14.57%       21.69%       0.00%
-------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON DECEMBER 31, 1998.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                      NORTHERN FUNDS SEMIANNUAL REPORT  15  FIXED INCOME FUNDS

FIXED INCOME FUNDS


                                                                          INTERMEDIATE TAX-EXEMPT FUND

                                               SIX MONTHS
                                                 ENDED           YEAR          YEAR           YEAR          YEAR          YEAR
                                               SEPT. 30,        ENDED         ENDED          ENDED         ENDED         ENDED
                                                  2002         MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                       (UNAUDITED)        2002          2001           2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.26         $10.40         $9.93         $10.36        $10.36        $10.07
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                              0.18           0.39          0.42           0.39          0.39          0.40
Net realized and unrealized gains (losses)         0.64          (0.06)         0.47         (0.42)          0.11          0.29
Total Income (Loss) from Investment
Operations                                         0.82           0.33          0.89         (0.03)          0.50          0.69
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                        (0.18)         (0.39)        (0.42)         (0.39)        (0.39)        (0.40)
From net realized gains                               -          (0.08)            -         (0.01)        (0.11)             -
Total Distributions Paid                          (0.18)         (0.47)        (0.42)         (0.40)        (0.50)        (0.40)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.90         $10.26        $10.40          $9.93        $10.36        $10.36
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   8.08%          3.30%         9.13%        (0.14)%         4.88%         6.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $704,510       $678,400      $677,787       $679,271      $344,789      $298,529
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements        0.85%          0.85%         0.85%          0.85%         0.85%         0.85%
Expenses, before waivers and
reimbursements                                     1.05%          1.05%         1.04%          1.06%         1.06%         1.07%
Net investment income, net of waivers and
reimbursements                                     3.44%          3.79%         4.12%          4.03%         3.76%         3.84%
Net investment income, before waivers and
reimbursements                                     3.24%          3.59%         3.93%          3.82%         3.55%         3.62%
Portfolio Turnover Rate                          138.90%        162.34%        91.52%         68.69%        54.03%        61.83%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  16  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                SHORT-INTERMEDIATE
                                                                               U.S. GOVERNMENT FUND

                                                              SIX MONTHS
                                                                 ENDED         YEAR           YEAR          YEAR
                                                               SEPT. 30,      ENDED          ENDED         ENDED
                                                                 2002        MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                                       (UNAUDITED)      2002           2001        2000 (3)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.16       $10.27         $9.89         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.17         0.42          0.56           0.27
Net realized and unrealized gains (losses)                         0.46         0.08          0.38          (0.11)
Total Income from Investment Operations                            0.63         0.50          0.94           0.16
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                        (0.17)       (0.42)        (0.56)         (0.27)
From net realized gains                                               -       (0.19)             -              -
Total Distributions Paid                                          (0.17)       (0.61)        (0.56)         (0.27)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.62       $10.16        $10.27          $9.89
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   6.24%        4.89%         9.71%          1.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $161,653     $106,121       $76,937        $63,468
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                        0.90%        0.90%         0.90%          0.90%
Expenses, before waivers and reimbursements                        1.08%        1.12%         1.13%          1.24%
Net investment income, net of waivers and reimbursements           3.25%        3.98%         5.50%          5.66%
Net investment income, before waivers and reimbursements           3.07%        3.76%         5.27%          5.32%
Portfolio Turnover Rate                                           97.82%      223.09%       163.91%         45.44%
-------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)    COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  17  FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                                 TAX-EXEMPT FUND

                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR           YEAR           YEAR         YEAR
                                                SEPT. 30,       ENDED          ENDED          ENDED         ENDED        ENDED
                                                  2002         MAR. 31,      MAR. 31,       MAR. 31,       MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2002          2001           2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $10.49        $10.58        $9.99         $10.63        $10.73          $10.24
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                               0.23          0.47         0.48           0.45          0.45            0.47
Net realized and unrealized gains (losses)          0.72         (0.09)        0.59          (0.62)         0.13            0.57
Total Income (Loss) from Investment
Operations                                          0.95          0.38         1.07          (0.17)         0.58            1.04
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                         (0.23)        (0.47)       (0.48)         (0.45)        (0.45)          (0.47)
From net realized gains                                -             -            -          (0.02)        (0.23)          (0.08)
Total Distributions Paid                           (0.23)        (0.47)       (0.48)         (0.47)        (0.68)          (0.55)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $11.21        $10.49       $10.58          $9.99        $10.63          $10.73
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    9.16%         3.60%       11.00%         (1.50)%        5.47%          10.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $576,564      $529,099     $545,635       $522,450      $227,823        $167,220
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements         0.85%         0.85%        0.85%          0.85%         0.85%           0.85%
Expenses, before waivers and
reimbursements                                      1.04%         1.04%        1.04%          1.07%         1.08%           1.09%
Net investment income, net of waivers and
reimbursements                                      4.27%         4.39%        4.71%          4.63%         4.13%           4.42%
Net investment income, before waivers and
reimbursements                                      4.08%         4.20%        4.52%          4.41%         3.90%           4.18%
Portfolio Turnover Rate                           106.41%       134.33%      117.75%        118.69%       140.39%          74.32%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  18  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                              U.S. GOVERNMENT FUND

                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR           YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED          ENDED         ENDED          ENDED        ENDED
                                                  2002         MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2002          2001           2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $10.15        $10.29         $9.72        $10.05       $10.20           $9.88
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                               0.20          0.44          0.51          0.47         0.50            0.54
Net realized and unrealized gains (losses)          0.66          0.03          0.57         (0.32)        0.10            0.32
Total Income from Investment Operations             0.86          0.47          1.08          0.15         0.60            0.86
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                         (0.20)        (0.44)        (0.51)        (0.47)       (0.49)          (0.53)
From net realized gains                                -         (0.17)            -         (0.01)       (0.26)          (0.01)
Total Distributions Paid                           (0.20)        (0.61)        (0.51)        (0.48)       (0.75)          (0.54)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.81        $10.15        $10.29         $9.72       $10.05          $10.20
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    0.72%         4.65%        11.36%         1.67%        6.01%           8.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $364,380      $338,290      $350,038      $348,741     $268,242        $229,352
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements         0.90%         0.90%         0.90%         0.90%        0.90%           0.90%
Expenses, before waivers and
reimbursements                                      1.04%         1.05%         1.05%         1.07%        1.07%           1.07%
Net investment income, net of waivers and
reimbursements                                      3.86%         4.29%         5.08%         4.83%        4.73%           5.24%
Net investment income, before waivers and
reimbursements                                      3.72%         4.14%         4.93%         4.66%        4.56%           5.07%
Portfolio Turnover Rate                           105.88%       150.25%       100.55%        30.56%      123.75%          47.41%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  19  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   ARIZONA TAX - EXEMPT FUND


                                                          PRINCIPAL
                                                           AMOUNT                            VALUE
                                                           (000S)                            (000S)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.8%
ARIZONA - 92.1%
Arizona Health Facilities Authority
Hospital
System Revenue Refunding Bonds,
St. Lukes Health System, Prerefunded,
7.25%, 11/1/03                                              $860                                $920
Arizona School Facilities Board Revenue
Bonds, State School Improvement,
5.25%, 7/1/16                                              3,000                               3,357
5.25%, 7/1/18                                              2,845                               3,134
Arizona State COP, Arizona State
University Project 2002 (MBIA Insured),
3.00%, 7/1/03                                              2,000                               2,023
5.00%, 7/1/20                                              1,000                               1,062
Arizona State COP, Series A
(MBIA Insured),
5.00%, 11/1/20                                               700                                 744
Arizona State Transportation Board
Highway Revenue Bonds, Prerefunded,
5.75%, 7/1/09                                              2,390                               2,806
Arizona State University Revenue Bonds
(FGIC Insured),
5.50%, 7/1/16                                              1,620                               1,857
5.50%, 7/1/20                                              2,160                               2,412
Chandler Street & Highway User Revenue
Bonds (MBIA Insured),
5.13%, 7/1/15                                              2,000                               2,153
Chandler Water & Sewerage Revenue
Bonds (MBIA Insured),
7.25%, 7/1/09                                                240                                 301
Gilbert Refunding G.O. Bonds
(FGIC Insured),
5.75%, 7/1/13                                                560                                 672
5.75%, 7/1/14                                                925                               1,111
Glendale IDA Hospital Revenue Bonds,
Series A, Midwestern University,
4.25%, 5/15/05                                               375                                 389
4.50%, 5/15/06                                               390                                 410
4.63%, 5/15/07                                               410                                 431
4.75%, 5/15/08                                               425                                 449
Glendale Refunding G.O. Bonds,
5.00%, 7/1/19                                              1,280                               1,358
Maricopa County School District No. 28
Capital Appreciation G.O. Refunding
Bonds, Series B, Kyrene Elementary
School (FGIC Insured),
0.00%, 1/1/04                                              1,500                               1,469

MUNICIPAL BONDS - 98.8% - CONTINUED
ARIZONA - 92.1% - (CONTINUED)
Maricopa County School District No. 28
G.O. Bonds, Series B, Kyrene
Elementary School (FGIC Insured),
Prerefunded,
6.00%, 7/1/04                                             $1,070                              $1,152
Maricopa County School District No. 8
Osborn G.O. Bonds, Series A
(FGIC Insured),
5.88%, 7/1/14                                                705                                 794
Maricopa County School District No. 8
Osborn G.O. Bonds, Series A
(FGIC Insured), Prerefunded,
5.88%, 7/1/06                                              1,295                               1,484
Maricopa County School District No. 8
Osborn G.O. Refunding Bonds,
Bank Qualified (FGIC Insured),
4.70%, 7/1/14                                              1,000                               1,102
Maricopa County Unified School District
No. 11 Peoria G.O. Bonds, Unified
Project of 1991, Prerefunded,
5.50%, 7/1/05                                              1,000                               1,110
Maricopa County Unified School District
No. 11 Peoria G.O. Refunding Bonds
(FSA Insured),
5.00%, 7/1/15                                              1,000                               1,126
Maricopa County Unified School District
No. 80 Chandler Capital Appreciation
G.O. Refunding Bonds (FGIC Insured),
0.00%, 7/1/09                                              1,000                                 803
Mesa G.O. Refunding Bonds, Series A
(FGIC Insured),
4.00%, 7/1/13                                              1,000                               1,041
Mesa IDA Student Housing Revenue
Bonds, Series A, ASU East/Maricopa
College,
6.00%, 7/1/32                                              2,000                               2,011
Mesa Utilities System Revenue Bonds
(FGIC Insured),
5.00%, 7/1/20                                              1,000                               1,059
Mesa Utilities System Revenue Bonds
(FGIC Insured), Prerefunded,
5.00%, 7/1/09                                                930                               1,050
5.00%, 7/1/09                                              1,000                               1,129
Mohave County Union High School District
No. 30 Mohave G.O. Bonds, Series B
(FGIC Insured),
8.50%, 7/1/05                                              1,000                               1,175

SEE NOTES TO FINANCIAL STATEMENTS.

FIXED INCOME FUNDS    20    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)


                                                PRINCIPAL
                                                  AMOUNT       VALUE
                                                 (000S)        (000S)
-------------------------------------------------------------------------
MUNICIPAL BONDS - 98.8% -  CONTINUED
ARIZONA - 92.1% - (CONTINUED)
Northern Arizona University Revenue
Bonds, Systems (FGIC Insured),
5.13%, 6/1/19                                     $785          $846
5.13%, 6/1/20                                      770           827
5.00%, 6/1/27                                    1,000         1,037
5.00%, 6/1/30                                      500           518
Phoenix Civic Improvement Corp. Excise
TRB, Series A, Senior Lien,
Municipal Courthouse Project,
5.75%, 7/1/15                                    1,325         1,527
Phoenix Civic Improvement Corp.
Wastewater System Revenue Bonds,
Junior Lien (FGIC Insured), Prerefunded,
6.25%, 7/1/10                                    1,000         1,223
Phoenix Civic Improvement Corp. Water
System Revenue Bonds, Junior Lien,
(FGIC Insured),
5.50%, 7/1/17                                    2,500         2,852
Phoenix Civic Plaza Building Corp. Excise
TRB, Senior Lien,
5.70%, 7/1/07                                    1,160         1,284
Phoenix G.O. Bonds,
4.50%, 7/1/22                                    1,000           999
Phoenix G.O. Bonds, Series B, Various
Purpose,
5.38%, 7/1/20                                    1,000         1,102
Phoenix G.O. Refunding Bonds, Series A,
4.50%, 7/1/15                                    1,500         1,561
Phoenix G.O. Refunding Bonds, Series B,
4.50%, 7/1/20                                    1,100         1,111
Pima County G.O. Bonds (FSA Insured),
4.00%, 7/1/14                                      750           767
Pima County IDA VRDB, Series A,
Senior Living Facilities - La Posada
(LaSalle Bank LOC),
1.70%, 10/3/02                                     745           745
Pima County Unified School District No. 10
Amphitheater G.O. Bonds, Series E,
School Improvement Project,
6.50%, 7/1/05                                    1,900         2,124
Pima County Unified School District No. 12
Sunnyside G.O. Bonds (FGIC Insured),
Prerefunded,
5.75%, 7/1/09                                    2,000         2,349

MUNICIPAL BONDS - 98.8% - CONTINUED
ARIZONA - 92.1% - (CONTINUED)
Pima County Unified School District No. 6
Marana G.O. Refunding Bonds
(FGIC Insured),
5.40%, 7/1/14                                   $1,300        $1,457
Salt River Project Agricultural
Improvement & Power District Electrical
System Revenue Bonds, Series B,
5.25%, 1/1/19                                      275           282
5.00%, 1/1/31                                    2,000         2,067
4.75%, 1/1/32                                    2,000         2,008
Salt River Project Agricultural
Improvement & Power District Electrical
System Revenue Refunding Bonds,
Series B, Prerefunded,
5.25%, 1/1/03                                      225           232
Salt River Project Agricultural
Improvement & Power District Electrical
System Revenue Refunding Bonds,
Series C,
4.90%, 1/1/08                                      605           640
5.00%, 1/1/16                                    4,000         4,205
Salt River Project Agricultural
Improvement & Power District Electrical
System Revenue Refunding Bonds,
Series C, Prerefunded,
4.90%, 1/1/04                                      395           419
Santa Cruz County Unified School District
No. 1 Nogales G.O. Bonds, Series B,
Bank Qualified (AMBAC Insured),
Prerefunded,
6.10%, 7/1/04                                    1,000         1,079
Scottsdale G.O. Refunding Bonds,
5.00%, 7/1/16                                    1,000         1,129
Scottsdale IDA Hospital Revenue Bonds,
Scottsdale Healthcare,
5.80%, 12/1/31                                   1,000         1,033
Scottsdale Preservation Authority Excise
TRB (FGIC Insured),
6.00%, 7/1/10                                      370           431
Tucson G.O. Bonds, Series B,
5.00%, 7/1/20                                      995         1,053
-------------------------------------------------------------------------
                                                              79,001
-------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                    NORTHERN FUNDS SEMIANNUAL REPORT    21   FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2002 (UNAUDITED)
   ARIZONA TAX - EXEMPT FUND (CONTINUED)


                                    PRINCIPAL
                                     AMOUNT       VALUE
                                     (000S)       (000S)
----------------------------------------------------------
MUNICIPAL BONDS - 98.8% - CONTINUED
PUERTO RICO - 6.7%
Puerto Rico Commonwealth
G.O. Bonds
(FSA Insured), Prerefunded,
5.75%, 7/1/07                          $1,500       $1,757
Puerto Rico Commonwealth
Infrastructure
Financing Authority Special
Obligation
Bonds, Series A, Escrowed to
Maturity,
5.50%, 10/1/20                          2,500        2,831
5.50%, 10/1/40                          1,000        1,112
----------------------------------------------------------
                                                     5,700
----------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $77,966)                                      84,701
----------------------------------------------------------


                                       NUMBER        VALUE
                                    OF SHARES       (000S)
----------------------------------------------------------
OTHER - 0.1%
AIM Tax Exempt Cash Reserve Fund       52,244           52

Dreyfus Tax-Exempt Cash
Management Fund                         2,602            3
----------------------------------------------------------
TOTAL OTHER
----------------------------------------------------------
(COST $55)                                              55
----------------------------------------------------------

TOTAL INVESTMENTS - 98.9%
----------------------------------------------------------
(COST $78,021)                                      84,756
Other Assets less Liabilities - 1.1%                   981
----------------------------------------------------------
NET ASSETS - 100.0%                                $85,737
----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FIXED INCOME FUNDS    22   NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2002 (UNAUDITED)
   CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND


                                             PRINCIPAL
                                               AMOUNT             VALUE
                                               (000S)             (000S)
-----------------------------------------------------------------------------
MUNICIPAL BONDS - 104.2%
CALIFORNIA - 97.7 %
Arcade Water District Revenue COP
(FGIC Insured),
5.00%, 11/1/17                                  $1,000                $1,082
California Educational Facilities
Authority
Capital Appreciation Revenue Bonds,
Loyola Marymount (MBIA Insured),
0.00%, 10/1/02                                   2,435                 2,435
California Educational Facilities
Authority
Revenue Bonds, University of Southern
California,
5.50%, 10/1/27                                   1,000                 1,081
California Infrastructure & Economic
Development Bank Revenue Bonds,
Series A, Scripps Research Institute,
5.75%, 7/1/30                                    1,000                 1,084
California State G.O. Bonds
(FGIC Insured), Prerefunded,
7.10%, 11/1/04                                     500                   569
California State G.O. Bonds,
6.40%, 9/1/07                                    1,940                 2,277
California State G.O. Refunding Bonds
(FGIC Insured),
4.75%, 2/1/19                                    1,000                 1,035
California State G.O. Refunding Bonds
(FSA Insured),
5.25%, 2/1/10                                      760                   874
California State Public Works Board
Lease Revenue Refunding Bonds,
Series A, Department of Corrections
State Prisons (AMBAC Insured),
5.25%, 12/1/13                                   1,350                 1,589
California State Public Works Board
Lease Revenue Refunding Bonds,
Series A, Trustees California State
University,
5.25%, 10/1/14                                   3,545                 3,895
California Statewide Communities
Development Authority Revenue COP,
John Muir/Mount Diablo Health System
(MBIA Insured),
5.50%, 8/15/12                                   4,030                 4,787
Contra Costa County Home Mortgage
Revenue Bonds, GNMA Mortgage
Backed Securities Program,
Escrowed to Maturity,
7.50%, 5/1/14                                    1,000                 1,359

MUNICIPAL BONDS - 104.2% - CONTINUED
CALIFORNIA - 97.7% - (CONTINUED)
Duarte Redevelopment Agency SFM
Revenue Refunding Bonds, Series B,
FNMA Mortgage Backed Securities
Program, Escrowed to Maturity,
6.88%, 10/1/11                                    $950                $1,232
East Bay Regional Park District G.O.
Refunding Bonds,
5.00%, 9/1/17                                      250                   266
Folsom Cordova Unified School District
No. 2 Facilities Improvement G.O.
Bonds, Series A (MBIA Insured),
5.38%, 10/1/17                                   1,310                 1,483
Fremont-Newark Community College
District G.O. Bonds, Series A
(MBIA Insured),
5.38%, 8/1/18                                    1,350                 1,515
5.38%, 8/1/19                                      625                   697
Imperial Irrigation District COP,
Electric Systems Project,
6.50%, 11/1/07                                   2,000                 2,410
Los Angeles County Metropolitan
Transportation Authority Sales TRB,
Series B, Property A-First Tier
(FSA Insured),
4.75%, 7/1/15                                    1,250                 1,341
4.75%, 7/1/16                                      850                   903
Los Angeles County SFM Revenue Bonds,
Issue B (Colld. by GNMA),
7.60%, 8/1/16                                       10                    10
Los Angeles Department of Water &
Power Electric Plant Revenue Bonds,
6.10%, 2/15/17                                     505                   551
Los Angeles Department of Water &
Power Electric Plant Revenue Bonds,
Prerefunded,
6.10%, 2/15/05                                   1,495                 1,674
Los Angeles Department of Water &
Power Waterworks Revenue VRDB,
Subseries B-1,
1.65%, 10/3/02                                   3,900                 3,900
Los Angeles G.O. Refunding Bonds,
Series B (MBIA Insured),
4.00%, 9/1/13                                    2,000                 2,122
Los Angeles Unified School District
Bonds, Series E (MBIA Insured)
5.50%, 7/1/16                                    1,060                 1,227


SEE NOTES TO THE FINANCIAL STATEMENTS.

                    NORTHERN FUNDS SEMIANNUAL REPORT    23   FIXED INCOME FUNDS

                                                             FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)


                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)         (000S)
---------------------------------------------------------------
MUNICIPAL BONDS - 104.2%  - CONTINUED
CALIFORNIA - 97.7% - (CONTINUED)
Los Angeles Water & Power
Revenue
Bonds, Series A-A-1, Power
System
Project,
5.25%, 7/1/04                         $2,000             $2,134
Metropolitan Water District of
Southern
California Waterworks Revenue
Bonds,
Series A, Prerefunded,
5.50%, 7/1/09                          1,350              1,607
Modesto High School
District-Stanislaus
County Capital Appreciation G.O.
Bonds, Series A (FGIC Insured),
0.00%, 8/1/14                          5,940              3,753
Mountain View California
Refunding COP,
Revitalization Authority
(MBIA Insured),
6.00%, 10/1/16                           850                967
MSR Public Power Agency
Subordinate
Lien Revenue VRDB, Series F,
San Juan Project (MBIA Insured),
1.90%, 10/1/02                         3,500              3,500
Oakland Joint Powers Financing
Authority Lease Revenue Bonds,
Oakland Administration Buildings
(AMBAC Insured),
5.38%, 8/1/10                          1,070              1,208
Orange County Local
Transportation
Authority Sales Tax Second
Senior
Revenue Bonds (FGIC Insured),
5.90%, 2/15/06                         1,500              1,701
Orange County Sanitation
District COP
VRDB, Series B,
1.85%, 10/1/02                           700                700
Palmdale Civic Authority
Revenue Bonds,
Series A, Merged Redevelopment,
Prerefunded,
6.60%, 9/1/04                            250                280
Pleasant Valley School
District-Ventura
County G.O. Refunding Bonds,
Series A
(MBIA Insured),
5.85%, 8/1/18                          1,460              1,775
5.85%, 2/1/20                          1,645              2,000
Riverside California Water
Revenue
Bonds,
9.00%, 10/1/02                         1,000              1,000

MUNICIPAL BONDS - 104.2%        - CONTINUED
CALIFORNIA - 97.7% - (CONTINUED)
Rocklin Unified School District
Capital
Appreciation G.O. Bonds

(FGIC Insured),
0.00%, 8/1/17                         $1,645          $859
Sacramento City Financing
Authority
Revenue Bonds, Series A, City
Hall &
Redevelopment Project (FSA
Insured),
4.00%, 12/1/09                         1,630         1,784
4.00%, 12/1/10                         1,000         1,087
Sacramento County Sanitation
District
Financing Authority Revenue
Refunding Bonds, Series A,
5.60%, 12/1/16                         1,500         1,660
5.75%, 12/1/18                         1,250         1,384
Sacramento Municipal Utility
District
Electric Revenue Bonds, Series C
(MBIA Insured),
5.60%, 11/15/02                        1,060         1,066
Sacramento Municipal Utility
District
Electric Revenue Bonds, Series C
(MBIA Insured), Escrowed to
Maturity,
5.60%, 11/15/02                          200           201
San Diego Unified School
District COP,
Series B, Capital Projects,
Escrowed to Maturity,
6.00%, 7/1/03                          1,500         1,535
San Francisco City & County
Airport
Commission International Airport
Revenue Refunding Bonds, Second
Series Issue 20 (MBIA Insured),
4.75%, 5/1/15                            500           531
San Francisco City & County
G.O. Bonds,
Series A, Educational Facilities
Community College Project,
5.75%, 6/15/20                           700           799
San Francisco City & County G.O.
Refunding Bonds (FSA Insured),
4.13%, 6/15/13                         1,000         1,065
San Gabriel Unified School
District G.O.
Bonds, Series A (FSA Insured),
5.38%, 8/1/18                          1,555         1,750
San Marcos PFA Capital
Appreciation
Custom Receipts Revenue Bonds,
Escrowed to Maturity,
0.00%, 7/1/11                          1,000           754

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS    24   NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2002 (UNAUDITED)


                                    PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)        (000S)
------------------------------------------------------------
MUNICIPAL BONDS - 104.2% - CONTINUED
CALIFORNIA - 97.7% - (CONTINUED)
San Mateo
County Community College District
Capital Appreciation G.O.
Bonds, Series A, Election of
2001
(FGIC Insured),
0.00%, 9/1/17                         $1,000          $520
Santa Rosa Wastewater Revenue
Refunding Bonds, Series A,
Subregional Wastewater Project
(FGIC Insured),
4.75%, 9/1/16                          1,000         1,047
Saugus Union School District
G.O. Bonds,
Series A (FGIC Insured),
5.00%, 8/1/22                            700           739
5.00%, 8/1/24                            300           314
Southern California Public Power
Authority Capital Appreciation
Subordinate Revenue Refunding
Bonds, Southtran Transmission
Project,
0.00%, 7/1/14                          1,000           631
Southern California Public Power
Authority Power Project Revenue
Bonds,
6.75%, 7/1/12                          2,100         2,680
Southern California Public Power
Authority Revenue Refunding
Bonds,
Series A, San Juan Unit 3
(FSA Insured),
5.38%, 1/1/10                          1,600         1,863
Stockton-East Water District
COP, Series
A, 1975 & 1990 Project (FGIC
Insured),
5.00%, 4/1/21                            580           616
Turlock Irrigation District
Revenue
Refunding Bonds, Series A,
6.00%, 1/1/20                          2,250         2,254
Union Elementary School
District Capital
Appreciation G.O. Bonds, Series
A,
0.00%, 9/1/03                            715           705
Upland Unified School District
Capital
Appreciation G.O. Bonds, Series
B,
Election of 2000 (FSA Insured),
0.00%, 8/1/08                            680           688
0.00%, 8/1/09                            715           723

MUNICIPAL BONDS - 104.2% -  CONTINUED
CALIFORNIA - 97.7% - (CONTINUED)
Washington Township Healthcare District
Revenue Bonds,
4.25%, 7/1/05                           $100          $106
4.50%, 7/1/07                          1,005         1,088
5.00%, 7/1/09                            250           278
------------------------------------------------------------
                                                    90,750
------------------------------------------------------------
PUERTO RICO - 5.3%
Puerto Rico Commonwealth G.O. Bonds
(FSA Insured), Prerefunded,
5.75%, 7/1/07                          1,000         1,172
Puerto Rico Commonwealth G.O.
Refunding Bonds, Public Improvement
Project,
5.00%, 7/1/06                          1,000         1,096
Puerto Rico Commonwealth Highway &
Transportation Authority Highway
Revenue Bonds, Series X,
Permanent Fixed Option Receipts,
5.20%, 7/1/03                          1,300         1,335
Puerto Rico Electric Power Authority
Revenue Refunding Bonds
(MBIA Insured),
4.00%, 7/1/07                          1,250         1,349
------------------------------------------------------------
                                                     4,952
------------------------------------------------------------

VIRGIN ISLANDS - 1.2%

Virgin Islands PFA Revenue Bonds, Series
A, Gross Receipts Tax Lien Notes,
5.63%, 10/1/10                         1,000         1,084
------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $89,457)                                      96,786
------------------------------------------------------------

                                       NUMBER         VALUE
                                     OF SHARES        (000S)
------------------------------------------------------------
OTHER - 0.2%

Federated California Municipal Cash
Trust                                 168,748           169
------------------------------------------------------------
TOTAL OTHER
(COST $169)                                             169
------------------------------------------------------------
TOTAL INVESTMENTS - 104.4%
------------------------------------------------------------
(COST $89,626)                                       96,955
------------------------------------------------------------
Liabilities less Other Assets - (4.4)%               (4,074)
------------------------------------------------------------
NET ASSETS - 100.0%                                 $92,881
------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                    NORTHERN FUNDS SEMIANNUAL REPORT    25   FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   CALIFORNIA TAX -EXEMPT FUND


                                               AMOUNT         VALUE
                                               (000S)         (000S)
-------------------------------------------------------------------
MUNICIPAL BONDS - 102.9%
CALIFORNIA - 93.2%
ABAG Finance Authority for Nonprofit
Corps VRDB, Jewish Community
Center Project (Allied Irish Bank PLC
LOC),
1.95%, 10/1/02                                 $1,600         $1,600
ABAG Finance Authority for Nonprofit
Corps. COP, Channing House,
4.65%, 2/15/06                                    590            616
4.90%, 2/15/09                                    780            812
Alameda County Water District Revenue
Refunding Bonds (MBIA Insured),
4.75%, 6/1/20                                   2,000          2,062
Anaheim PFA Tax Allocation Revenue
Bonds, Series A, Redevelopment
Project (MBIA Insured),
5.25%, 2/1/18                                     250            272
Aztec Shops Ltd. Auxiliary Organization
Student Housing Revenue Bonds,
San Diego State University,
6.00%, 9/1/31                                   2,000          2,095
Beverly Hills Unified School District
G.O.
Bonds, Series A,
5.38%, 8/1/19                                   1,370          1,536
California Educational Facilities
Authority Capital Appreciation
Revenue Bonds, Loyola Marymount
(MBIA Insured), Prerefunded,
0.00%, 10/1/09                                  4,435          1,106
0.00%, 10/1/09                                  3,435            752
California Educational Facilities
Authority Revenue Bonds,
University of Southern California,
5.50%, 10/1/27                                  1,000          1,081
California Health Facilities Finance
Authority Revenue Bonds, Series A,
Cedars-Sinai Medical Center,
6.13%, 12/1/19                                  3,350          3,742
California Infrastructure & Economic
Development Bank Revenue Bonds,
Clean Water State Revolving Fund,
4.00%, 10/1/10                                  1,000          1,088
California Infrastructure & Economic
Development Bank Revenue Bonds,
Series A, Scripps Research Institute,
5.75%, 7/1/30                                     250            271

MUNICIPAL BONDS - 102.9% - CONTINUED
CALIFORNIA - 93.2% - (CONTINUED)
California State G.O. Refunding
Bonds
(FGIC Insured),
4.75%, 2/1/29                                  $1,000        $1,010
California State G.O. Refunding
Bonds
(FSA Insured),
5.25%, 2/1/10                                     695           800
California State G.O. Refunding
Bonds,
4.38%, 10/1/17                                  1,390         1,405
California State Public Works
Board
Lease Revenue Bonds, Series A,
Department of Corrections
(AMBAC Insured),
5.50%, 1/1/14                                   1,300         1,445
California State Public Works
Board
Lease Revenue Refunding Bonds,
Series B, Various Community
College
Project (AMBAC Insured),
5.63%, 3/1/16                                   1,000         1,123
California State University
Foundation
Revenue Bonds, Series A,
Sacramento Auxiliary (MBIA
Insured),
5.50%, 10/1/27                                    500           551
5.50%, 10/1/32                                    500           550
California Statewide Community
Development Corp. COP,
J. Paul Getty Trust,
5.00%, 10/1/10                                  1,000         1,082
Ceres Unified School District
G.O.
Bonds, Series A (FGIC Insured),
5.00%, 8/1/19                                     700           750
Corona-Norca Unified School
District
Capital Appreciation G.O. Bonds,
Series C (FGIC Insured),
0.00%, 9/1/21                                   2,695         1,094
Dry Creek Joint Elementary School
District Capital Appreciation
G.O.
Bonds, Series A (FSA Insured),
0.00%, 8/1/09                                     400           328
East Bay Regional Park District
G.O.
Refunding Bonds,
5.00%, 9/1/17                                   2,250         2,393
Escondido Union High School
District
G.O. Bonds (MBIA Insured),
Escrowed to Maturity,
5.60%, 11/1/09                                    150           170

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS    26   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)


                                   PRINCIPAL
                                      AMOUNT          VALUE
                                      (000S)         (000S)
-------------------------------------------------------------------
MUNICIPAL BONDS - 102.9% - CONTINUED
CALIFORNIA - 93.2% - (CONTINUED)
Escondido Union School District
Bonds,
Series A (FSA Insured),
5.25%, 8/1/23                         $1,035         $1,114
Eureka Union School District
G.O. Bonds
(FSA Insured),
5.25%, 8/1/23                          1,610          1,743
Fillmore Unified School
District Capital
Appreciation G.O. Bonds, Series
A
(FGIC Insured),
0.00%, 7/1/10                            515            403
Folsom G.O. Bonds, Series D,
School
Facilities Project (FGIC
Insured),
5.70%, 8/1/13                            200            232
Foothill/Eastern Transportation
Corridor
Agency Toll Road Senior Lien
Capital
Appreciation Revenue Bonds,
Series
A, Escrowed to Maturity,
0.00%, 1/1/05                            375            362
Fremont Union High School
District/Santa Clara County
Bonds,
Series C, Election 1998 (FSA
Insured),
5.00%, 9/1/20                          1,620          1,738
Fremont-Newark Community College
District G.O. Bonds, Series A
(MBIA Insured),
5.38%, 8/1/19                            750            836
Imperial Irrigation District
COP,
Electric Systems Project,
6.50%, 11/1/07                         1,600          1,928
Imperial Irrigation District
Refunding
COP, Electric Systems Project
(MBIA Insured),
5.20%, 11/1/09                           200            233
Irvine Improvement VRDB,
Assessment District No. 97-17,
Act
1915 (Bayerische Hypo-Und Ver
LOC),
1.85%, 10/1/02                         1,100          1,100
Jurupa Unified School District
Capital
Appreciation G.O. Bonds
(FGIC Insured),
0.00%, 8/1/23                          1,470            529
Las Virgenes Unified School
District Tax
Allocation Capital Appreciation
G.O.
Bonds, Series D (FGIC Insured),
0.00%, 9/1/16                          1,840          1,015
Lemoore Union High School
District G.O.
Bonds (AMBAC Insured),
6.00%, 1/1/12                            200            244

MUNICIPAL BONDS - 102.9% - CONTINUED
CALIFORNIA - 93.2% - (CONTINUED)
Livermore-Amador Valley Water
Management Agency Sewer
Revenue Bonds, Series A
(AMBAC Insured),
5.00%, 8/1/21                         $2,695         $2,853
Los Angeles County Metropolitan
Transportation Authority Sales TRB,
Series B, Property A-First Tier
(FSA Insured),
4.75%, 7/1/15                          1,750          1,877
4.75%, 7/1/16                          1,150          1,222
Los Angeles Department of Water &
Power Electric Plant Revenue Bonds,
6.10%, 2/15/17                           380            415
Los Angeles Department of Water &
Power Electric Plant Revenue Bonds,
Prerefunded,
6.10%, 2/15/05                          1,120          1,254
Los Angeles Department of Water &
Power Waterworks Revenue
Refunding Bonds,
4.50%, 10/15/24                         1,500          1,498
Los Angeles Department of Water &
Power Waterworks Revenue VRDB,
Subseries B-1,
1.65%, 10/3/02                          2,100          2,100
Los Angeles Harbor Department
Revenue Bonds, Escrowed to
Maturity,
7.60%, 10/1/18                             40             53
Los Angeles Unified School District G.O.
Bonds, Series A (FGIC Insured),
6.00%, 7/1/15                             450            557
Los Angeles Water & Power Revenue
Bonds, Series A-A-1, Power System
Project,
5.25%, 7/1/04                           1,000          1,067
Metropolitan Water District of Southern
California Waterworks Revenue
Bonds, Series A, Prerefunded,
5.50%, 7/1/09                           2,000          2,381
Metropolitan Water District Southern
California G.O. Refunding Bonds,
Series A-1,
5.50%, 3/1/10                           1,000          1,035
Mid Peninsula Regional Open Space
District G.O. Refunding Bonds,
7.00%, 9/1/14                           2,500          2,778

SEE NOTES TO THE FINANCIAL STATEMENTS.

                    NORTHERN FUNDS SEMIANNUAL REPORT    27   FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   CALIFORNIA TAX - EXEMPT FUND (CONTINUED)


                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
-------------------------------------------------------------------
MUNICIPAL BONDS - 102.9% -
CONTINUED CALIFORNIA - 93.2% - (CONTINUED)
Modesto Irrigation
District Refunding COP,
Series B, Capital Improvements
Projects,
5.30%, 7/1/22                                  $1,895         $1,896
Monrovia Unified School District Capital
Appreciation G.O. Bonds, Series A
(MBIA Insured),
0.00%, 8/1/10                                     720            562
Moorpark Unified School District Capital
Appreciation Bonds, Series A
(FSA Insured),
0.00%, 8/1/25                                   1,700            547
Newark Unified School District Capital
Appreciation G.O. Bonds, Series D,
Election of 1997 (FSA Insured),
0.00%, 8/1/15                                   1,000            591
Oakland G.O. Bonds, Measure I
(FGIC Insured),
5.60%, 12/15/14                                   200            229
Orange County Sanitation District COP
VRDB, Series B,
1.85%, 10/1/02                                  1,700          1,700
Palmdale Civic Authority Revenue
Bonds, Series A, Merged
Redevelopment Project, Prerefunded,
6.60%, 9/1/04                                     500            559
Paramount Unified School District
Capital Appreciation G.O. Bonds,
Series A (FSA Insured),
0.00%, 9/1/20                                   1,285            557
Placentia-Yorba Linda Unified School
District G.O. Bonds, Series A
(FGIC Insured),
5.38%, 8/1/21                                   1,000          1,101
Pleasant Valley School District-Ventura
County G.O. Refunding Bonds,
Series A (MBIA Insured),
5.85%, 2/1/19                                   1,550          1,879
5.85%, 8/1/31                                   2,000          2,455
Rocklin Unified School District
Capital Appreciation G.O. Bonds
(FGIC Insured),
0.00%, 8/1/17                                   2,150          1,122
Sacramento City Financing Authority
Revenue Bonds, Series A, City Hall &
Redevelopment Project (FSA Insured),
4.00%, 12/1/10                                  1,500          1,631

MUNICIPAL BONDS - 102.9% - CONTINUED

CALIFORNIA - 93.2% - (CONTINUED)
Sacramento County Sanitation
District
Financing Authority Crossover
Revenue Bonds, Series A,
5.60%, 12/1/16                                    $500           $553
6.00%, 12/1/20                                   2,500          2,806
San Diego Unified School
District G.O.
Bonds, Series B, Election of
1998
(MBIA Insured),
6.00%, 7/1/19                                    1,350          1,666
San Diego Unified School
District G.O.
Bonds, Series D, Election 1998
(FGIC Insured),
5.00%, 7/1/27                                    3,750          3,921
San Francisco City & County
Airport
Commission International Airport
Revenue Refunding Bonds, Second
Series Issue 20 (MBIA Insured),
4.75%, 5/1/15                                    1,000          1,063
San Francisco City & County
G.O. Bonds,
Series A, Educational Facilities
Community College Project,
5.75%, 6/15/20                                   1,200          1,370
San Francisco State Building
Authority
Lease Revenue Bonds, Series A,
Department of General Services,
5.00%, 10/1/13                                   4,250          4,787
San Gabriel Unified School
District G.O.
Bonds, Series A (FSA Insured),
5.38%, 8/1/19                                    1,750          1,956
5.38%, 8/1/20                                    1,955          2,170
San Marino Unified School
District G.O.
Bonds, Series B,
5.25%, 7/1/20                                      750            861
San Mateo County Community
College
District Capital Appreciation
G.O.
Bonds, Series A, Election of
2001
(FGIC Insured),
0.00%, 9/1/18                                    3,000          1,468
San Mateo County Transit
District
Revenue Bonds, Series A
(MBIA Insured),
4.50%, 6/1/17                                    1,225          1,270
San Mateo Union High School
District
Capital Appreciation G.O. Bonds,
Series B, Election of 2000
(FGIC Insured),
0.00%, 9/1/14                                    1,320            829

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS    28   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                         PRINCIPAL
                                          AMOUNT          VALUE
                                          (000S)         (000S)
---------------------------------------------------------------
MUNICIPAL BONDS - 102.9% - CONTINUED
CALIFORNIA - 93.2% - (CONTINUED)
Santa Margarita-Dana Point
Authority
Revenue Bonds, Series B,
California
Improvements Districts 3, 3a,
4, & 4a
(MBIA Insured),
7.25%, 8/1/09                         $1,150         $1,475
Santa Rosa Wastewater Revenue
Refunding Bonds, Series A
(FGIC Insured),
5.25%, 9/1/16                             35             41
Santa Rosa Wastewater Revenue
Refunding Bonds, Series A,
Subregional Wastewater Project
(FGIC Insured),
4.75%, 9/1/16                            200            209
South San Francisco Capital
Improvement Financing Authority
Revenue Bonds, Series A, South
San
Francisco Redevelopment
(ACA Insured),
4.20%, 9/1/06                          1,085          1,146
Southern California Public Power
Authority Power Project Revenue
Bonds, Series A, Mead Adelanto
Project (AMBAC Insured),
4.75%, 7/1/16                          1,000          1,033
Southern California Public Power
Authority Revenue Refunding
Bonds,
Series A, San Juan Unit 3
(FSA Insured),
5.38%, 1/1/10                          1,000          1,164
Torrance Revenue Bonds, Series
A,
Torrance Memorial Medical
Center,
6.00%, 6/1/22                            500            555
Turlock Irrigation District
Revenue
Refunding Bonds, Series A,
6.00%, 1/1/20                          1,250          1,252
Union Elementary School
District Capital
Appreciation G.O. Bonds, Series
B
(FGIC Insured),
0.00%, 9/1/22                          3,355          1,279
0.00%, 9/1/23                          3,580          1,282
Upland Unified School District
Capital Appreciation G.O. Bonds,
Election of 2000 (FSA Insured),
0.00%, 8/1/13                            790            804
0.00%, 8/1/25                          1,000          1,019

MUNICIPAL BONDS - 102.9% - CONTINUED
CALIFORNIA - 93.2% - (CONTINUED)

Vallejo City Unified School District
Refunding Bonds, Series A
(MBIA Insured),
5.90%, 2/1/18                         $1,000         $1,221
Ventura County Community College
District G.O. Bonds, Series A
(MBIA Insured),
5.00%, 8/1/27                          3,000          3,148
Vista Unified School District G.O. Bonds,
Series A (FSA Insured),
5.38%, 8/1/17                          1,885          2,138
Walnut Valley Unified School District
G.O. Refunding Bonds, Series A
(MBIA Insured),
7.20%, 2/1/16                          1,000          1,305
Washington Township Healthcare
District Revenue Bonds,
4.25%, 7/1/05                            100            106
5.00%, 7/1/09                            405            450
5.00%, 7/1/11                            500            547
5.00%, 7/1/12                          1,270          1,376
Wiseburn School District Capital
Appreciation G.O. Bonds, Election of
2000 (FGIC Insured),
0.00%, 8/1/21                          1,250             510
---------------------------------------------------------------
                                                     121,910
---------------------------------------------------------------
PUERTO RICO - 8.5%
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Bonds, Series B (MBIA Insured),
5.75%, 7/1/18                          1,600          1,850
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Bonds, Series E (FSA Insured),
5.50%, 7/1/12                          2,500          2,978
Puerto Rico Commonwealth
Infrastructure Financing Authority
Special Obligation Bonds, Series A,
Escrowed to Maturity,
5.50%, 10/1/40                         3,500          3,892
Puerto Rico Commonwealth G.O.
Refunding Bonds, Series A, Public
Improvement Project (FGIC Insured),
5.50%, 7/1/12                          1,000          1,189

SEE NOTES TO THE FINANCIAL STATEMENTS.

                    NORTHERN FUNDS SEMIANNUAL REPORT    29   FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                       SEPTEMBER 30, 2002 (UNAUDITED)
   CALIFORNIA TAX - EXEMPT FUND (CONTINUED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
MUNICIPAL BONDS - 102.9% - CONTINUED
PUERTO RICO - 8.5% - (CONTINUED)
Puerto Rico Electric Power Authority
Revenue Refunding Bonds, Series KK
(FSA Insured),
5.50%, 7/1/15                                 $1,000         $1,191
-------------------------------------------------------------------
                                                             11,100
-------------------------------------------------------------------
VIRGIN ISLANDS - 1.2%
Virgin Islands PFA Revenue Bonds,
Series A, Gross Receipts Tax Lien
Notes,
5.63%, 10/1/10                                 1,500          1,626
-------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------
(COST $123,021)                                             134,636

                                              NUMBER          VALUE
                                            OF SHARES        (000S)
-------------------------------------------------------------------
OTHER - 0.1%
Federated California Municipal Cash
Trust                                        159,043            159
-------------------------------------------------------------------
TOTAL OTHER
-------------------------------------------------------------------
(COST $159)                                                     159

-------------------------------------------------------------------
TOTAL INVESTMENTS - 103.0%
-------------------------------------------------------------------
(COST $123,180)                                             134,795
Liabilities less Other Assets - (3.0)%                       (3,946)
-------------------------------------------------------------------
NET ASSETS - 100.0%                                        $130,849


SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  30  NORTHERN FUNDS SEMIANNUAL REPORT

                                                             FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                       SEPTEMBER 30, 2002 (UNAUDITED)
   FIXED INCOME FUND

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.9%
Advanta Mortgage Loan Trust, Series
2000-1, Class A4,
8.61%, 3/25/28                                  $500           $562
Banc of America Commercial Mortgage,
Inc., Series 2000-2, Class A2,
7.20%, 9/15/32                                 6,820          7,971
BMW Vehicle Owner Trust,
Series 2002-A, Class A2,
2.83%, 12/27/04                                1,800          1,814
Capital Auto Receivables Asset Trust,
Series 2002-3, Class A2A,
3.05%, 9/15/05                                 2,005          2,037
Chase Funding Mortgage Loan Asset-
Backed Certificates, Series 2002-2,
Class 1A1,
2.81%, 6/25/16                                 2,431          2,441
Chase Manhattan Bank-First Union
National Bank, Series 1999-1, Class A2,
7.44%, 8/15/31                                 5,025          5,892
Citibank Credit Card Issuance Trust,
Series 2001-A8, Class A8,
4.10%, 12/7/06                                 1,500          1,558
Citibank Credit Card Issuance Trust,
Series 2002-A3, Class A3,
4.40%, 5/15/07                                 5,700          5,980
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3,
6.64%, 9/17/10                                 3,880          4,423
Daimler Chrysler Auto Trust, Series
2002-B, Class A3,
2.93%, 6/6/06                                  6,000          6,084
Delta Funding Mortgage Corp., I.O.,
Series 1991-1, Class A-4, (1)
7.50%, 1/1/06                                      -             13
Distribution Financial Services Trust,
Series 1999-3, Class A4,
6.65%, 3/15/11                                   782            802
First Nationwide Trust, Series 2001-1,
Class 2A2,
7.00%, 6/25/31                                 2,198          2,263
Ford Credit Auto Owner Trust,
Series 2001-D, Class A3,
4.31%, 6/15/05                                 4,768          4,865
Honda Auto Receivables Owner Trust,
Series 2002-1, Class A3,
3.50%, 10/17/05                                1,232          1,257
Honda Auto Receivables Owner Trust,
Series 2002-1, Class A4,
4.22%, 4/16/07                                $4,200         $4,373
Honda Auto Receivables Owner Trust,
Series 2002-3, Class A3,
3.00%, 5/18/06                                 2,250          2,284
Household Automotive Trust,
Series 2002-1, Class A2,
2.75%, 5/17/05                                 2,920          2,945
LB Commercial Conduit Mortgage Trust,
Series 1999-C1, Class A2,
6.78%, 6/15/31                                 2,405          2,746
MBNA Credit Card Master Note Trust,
Series 2002-A6, Class A6,
3.90%, 11/15/07                                4,125          4,274
MBNA Master Credit Card Trust USA,
Series 1998-D, Class A,
5.80%, 12/15/05                                1,400          1,445
Norwest Asset Securities Corp.,
Series 1998-6, Class A15,
6.75%, 4/25/28                                 2,317          2,388
PNC Mortgage Securities Corp.,
Series 1996-PR1, Class A,
6.27%, 4/28/27                                   589            533
PP&L Transition Bond Co. LLC,
Series 1999-1, Class A5,
6.83%, 3/25/07                                 5,735          6,188
PP&L Transition Bond Co. LLC,
Series 1999-1, Class A6,
6.96%, 12/26/07                                1,500          1,669
Residential Accredit Loans, Inc.,
Series 2001-QS18, Class A1,
6.50%, 12/25/31                                3,163          3,378
Residential Asset Securities Corp.,
Series 2002-KS5, Class AIB2,
2.47%, 8/25/22                                 4,750          4,748
Residential Funding Mortgage Securities I,
Series 2001-S9, Class A5,
6.75%, 4/25/31                                 3,624          3,670
Residential Funding Mortgage Securities
II, Series 2001-HI2, Class AI3,
5.67%, 6/25/14                                 1,900          1,934
Residential Funding Mortgage Securities
II, Series 2001-HI3, Class AI2,
5.33%, 5/25/12                                 2,978          2,988

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  31  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   FIXED INCOME FUND (CONTINUED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.9% - CONTINUED
Toyota Auto Receivables Owner Trust,
Series 2002-B, Class A2,
2.79%, 12/15/04                               $3,140         $3,163
USAA Auto Owner Trust, Series 2002-1,
Class A3,
2.41%, 10/16/06                                1,585          1,591
Washington Mutual Mortgage Security
Corp., Series 2002-AR15, Class A5,
4.38%, 11/25/32                                3,740          3,777
Wells Fargo Mortgage Backed Securities
Trust, Series 2001-13, Class 13,
6.50%, 6/25/31                                 7,000          7,300
-------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
-------------------------------------------------------------------
(COST $106,154)                                             109,356

-------------------------------------------------------------------
CORPORATE BONDS - 16.8%
ADVERTISING - 0.0%
Lamar Media Corp.,
9.63%, 12/1/06                                   250            259
8.63%, 9/15/07                                   100            103
-------------------------------------------------------------------
                                                                362
-------------------------------------------------------------------
AIRLINES - 0.1%
Continental Airlines, Inc.,
6.56%, 2/15/12                               880            949
-------------------------------------------------------------------
BANKS - 2.0%
Bank of America Corp.,
4.88%, 9/15/12                                 2,770          2,799
Bank One Corp.,
5.90%, 11/15/11                                2,495          2,729
BB&T Corp., Subordinated Notes,
4.75%, 10/1/12                                 1,500          1,518
Colonial Bank,
9.38%, 6/1/11                                  1,000          1,123
First Union Corp.,
6.82%, 8/1/26                                    865            997
Marshall & Ilsley Corp.,
5.75%, 9/1/06                                  2,170          2,369
Well Fargo Bank,
6.45%, 2/1/11                                  2,050          2,312
Wells Fargo & Co.,
7.25%, 8/24/05                                $1,375         $1,537
-------------------------------------------------------------------
                                                             15,384
-------------------------------------------------------------------
BEVERAGES - 0.4%
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                 2,345          2,903
-------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
Nortek, Inc.,
9.88%, 6/15/11                                   500            485
-------------------------------------------------------------------
CABLE TELEVISION - 0.7%
Charter Communications Holdings LLC,
Senior Notes,
10.75%, 10/1/09                                  750            472
Continental Cablevision,
8.30%, 5/15/06                                   380            371
Cox Communications, Inc.,
7.13%, 10/1/12                                 3,000          2,992
CSC Holdings, Inc.,
7.63%, 4/1/11                                  1,500          1,192
Insight Midwest, Senior Notes,
10.50%, 11/1/10                                  750            668
-------------------------------------------------------------------
                                                              5,695
-------------------------------------------------------------------
CHEMICALS - 0.3%
ISP Chemco, Inc.,
10.25%, 7/1/11                                   500            497
Lyondell Chemical Co.,
10.88%, 5/1/09                                 1,500          1,189
OM Group, Inc.,
9.25%, 12/15/11                                  500            492
-------------------------------------------------------------------
                                                              2,178
-------------------------------------------------------------------
COMMERCIAL SERVICES - 0.2%
Affinity Group Holdings, Inc.,
11.00%, 4/1/07                                   450            433
Coinmach Corp.,
9.00%, 2/1/10                                    750            774
Corrections Corp. of America, (1)
9.88%, 5/1/09                                    500            517
IT Group, Inc., Senior Subordinated Notes,
Series B, (2)
11.25%, 4/1/09                                 1,000              -
-------------------------------------------------------------------
                                                              1,724
-------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  32  NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2002 (UNAUDITED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
CORPORATE BONDS - 16.8% - CONTINUED
COMPUTERS - 0.2%
Seagate Technology, (1)
8.00%, 5/15/09                                $1,500         $1,395
-------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
Boeing Capital Corp.,
5.65%, 5/15/06                                   935            979
Citigroup, Inc.,
5.63%, 8/27/12                                 4,000          4,175
Ford Motor Credit Co.,
6.50%, 1/25/07                                   975            941
5.80%, 1/12/09                                 2,890          2,609
General Electric Capital Corp.,
7.38%, 1/19/10                                 1,640          1,917
6.75%, 3/15/32                                   780            837
General Motors Acceptance Corp.,
6.88%, 9/15/11                                 3,820          3,724
Goldman Sachs Group, Inc.,
6.88%, 1/15/11                                 1,495          1,658
-------------------------------------------------------------------
                                                             16,840
-------------------------------------------------------------------
ELECTRIC - 0.7%
AES Corp.,
9.50%, 6/1/09                                    250            130
9.38%, 9/15/10                                   750            390
AES Corp., Senior Subordinated Notes,
10.25%, 7/15/06                                1,250            450
Calpine Corp.,
8.25%, 8/15/05                                 1,350            574
DPL, Inc.,
8.25%, 3/1/07                                  3,115          3,192
Mirant Americas Generation, Inc.,
7.63%, 5/1/06                                  1,500            825
-------------------------------------------------------------------
                                                             5,561
-------------------------------------------------------------------
ENTERTAINMENT - 0.2%
Premier Parks, Senior Notes,
9.75%, 6/15/07                                 1,000            875
Six Flags, Inc.,
8.88%, 2/1/10                                    500            410
-------------------------------------------------------------------
                                                              1,285
-------------------------------------------------------------------
FOOD - 1.6%
Archer Daniels Midlands Co.,
5.94%, 10/1/32                                 2,070          2,073
Del Monte Corp.,
9.25%, 5/15/11                                   500            500
Dominos, Inc., Series B,
10.38%, 1/15/09                                 $875           $941
Kraft Foods, Inc.,
6.25%, 6/1/12                                  2,720          3,078
Kroger Co.,
6.20%, 6/15/12                                 3,950          4,167
Luigino's, Inc., Senior Subordinated Notes,
10.00%, 2/1/06                                   500            500
Roundy's, Inc., (1)
8.88%, 6/15/12                                   750            731
Swift & Co., (1)
10.13%, 10/1/09                                1,000            928
-------------------------------------------------------------------
                                                             12,918
-------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.2%
Weyerhaeuser Co., (1)
6.13%, 3/15/07                                 1,325          1,411
-------------------------------------------------------------------
GAMING - 0.7%
Alliance Gaming Corp.,
10.00%, 8/1/07                                   750            776
Aztar Corp.,
9.00%, 8/15/11                                   500            513
MGM Mirage,
8.38%, 2/1/11                                  1,500          1,553
Park Place Entertainment Corp.,
8.13%, 5/15/11                                 1,250          1,275
Station Casinos, Inc.,
9.88%, 7/1/10                                    500            536
Venetian Casino Resort LLC, (1)
11.00%, 6/15/10                                  500            490
-------------------------------------------------------------------
                                                              5,143
-------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.3%
HCA, Inc.,
6.30%, 10/1/12                                 1,500          1,482
Pacificare Health Systems,
10.75%, 6/1/09                                   750            741
-------------------------------------------------------------------
                                                              2,223
-------------------------------------------------------------------
HOME BUILDERS - 0.2%
Champion Home Builders Co., (1)
11.25%, 4/15/07                                  250            181
D.R. Horton,
10.00%, 4/15/06                                  500            506

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  33  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   FIXED INCOME FUND (CONTINUED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
CORPORATE BONDS - 16.8% - CONTINUED
HOME BUILDERS - 0.2% - (CONTINUED)
Standard-Pacific Corp.,
9.25%, 4/15/12                                  $500           $473
WCI Communities, Inc.,
10.63%, 2/15/11                                  500            486
-------------------------------------------------------------------
                                                              1,646
-------------------------------------------------------------------
INSURANCE - 1.0%
AIG SunAmerica Global Financing IX, (1)
6.90%, 3/15/32                                 3,640          4,085
CNA Financial Corp.,
7.25%, 11/15/23                                  500            429
Protective Life US Funding Trust, (1)
5.88%, 8/15/06                                 2,500          2,716
Willis Corroon Corp.,
9.00%, 2/1/09                                  1,000          1,032
-------------------------------------------------------------------
                                                              8,262
-------------------------------------------------------------------
LEISURE TIME - 0.1%
Bally Total Fitness Holdings, Senior
Subordinated Notes, Series D,
9.88%, 10/15/07                                1,000            919
-------------------------------------------------------------------
LODGING - 0.1%
Hammons (John Q.) Hotels, Inc.,
8.88%, 5/15/12                                   500            481
-------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.1%
Joy Global, Inc.,
8.75%, 3/15/12                                   500            505
-------------------------------------------------------------------
MEDIA - 0.9%
Allbritton Communications Co.,
9.75%, 11/30/07                                  250            258
American Media Operation, Inc., Senior
Subordinated Notes,
10.25%, 5/1/09                                   750            776
Block Communications, Inc.,
9.25%, 4/15/09                                   750            750
Entravision Communications Corp.,
8.13%, 3/15/09                                   750            765
Gray Television, Inc.,
9.25%, 12/15/11                                  500            510
Reed Elsevier Capital, Inc.,
6.13%, 8/1/06                                  1,245          1,361
Westinghouse Electric Corp.,
7.88%, 9/1/23                                  2,475          2,858
-------------------------------------------------------------------
                                                              7,278
-------------------------------------------------------------------
MINING - 0.1%
Alcoa, Inc.,
5.88%, 6/1/06                                   $550           $602
-------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.2%
Dresser, Inc.,
9.38%, 4/15/11                                 1,000            970
Foamex LP, (1)
10.75%, 4/1/09                                   500            450
-----------------------------------------    --------------------------
                                                                  1,420
-----------------------------------------    --------------------------
OIL & GAS - 0.8%
Conoco Funding Co.,
5.45%, 10/15/06                                3,965          4,264
Consolidated Natural Gas Co.,
5.38%, 11/1/06                                 2,035          2,133
-------------------------------------------------------------------
                                                              6,397
-------------------------------------------------------------------
OIL & GAS PRODUCERS - 0.7%
Anadarko Petroleum Corp.,
5.00%, 10/1/12                                 1,600          1,615
Comstock Resources, Inc.,
11.25%, 5/1/07                                   500            520
Devon Energy Corp.,
7.95%, 4/15/32                                 1,820          2,186
Magnum Hunter Resources, Inc.,
9.60%, 3/15/12                                   500            520
Swift Energy Co.,
9.38%, 5/1/12                                    750            724
-------------------------------------------------------------------
                                                              5,565
-------------------------------------------------------------------
OIL & GAS SERVICES - 0.6%
AmeriGas Partners LP,
8.88%, 5/20/11                                   500            515
Ferrellfas Partners LP
8.75%, 6/15/12                                 1,500          1,530
Key Energy Services, Inc.,
Series B,
14.00%, 1/15/09                                  341            394
Key Energy Services, Inc.,
Series C,
8.38%, 3/1/08                                    500            520
Praxair, Inc.,
6.38%, 4/1/12                                  1,545          1,728
-------------------------------------------------------------------
                                                              4,687
-------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
Applied Extrusion Technologies,
Inc.,
10.75%, 7/1/11                                 1,000            730

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  34  NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2002 (UNAUDITED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
CORPORATE BONDS - 16.8% -              CONTINUED
PACKAGING & CONTAINERS - 0.1% - (CONTINUED)
Consolidated Container Co. LLC, Senior
Subordinated Notes,
10.13%, 7/15/09                                 $500           $370
-------------------------------------------------------------------
                                                              1,100
-------------------------------------------------------------------
PAPER - 0.2%
Jefferson Smufit Corp., (1)
8.25%, 10/1/12                                 1,250          1,244
-------------------------------------------------------------------
REITS - 0.4%
Crescent Real Estate Equities LP, (1)
9.25%, 4/15/09                                 1,000            995
Host Marriott LP,
9.50%, 1/15/07                                   500            499
iStar Financial, Inc.,
8.75%, 8/15/08                                   750            779
Meristar Hospitality Corp.,
9.13%, 1/15/11                                   750            667
Tanger Properties LP,
9.13%, 2/15/08                                   500            504
-------------------------------------------------------------------
                                                              3,444
-------------------------------------------------------------------
REMEDIATION SERVICES - 0.2%
Allied Waste N.A., Inc., Senior
Subordinated Notes,
10.00%, 8/1/09                                 1,000            920
Synagro Technologies, Inc.,
9.50%, 4/1/09                                  1,000          1,035
-------------------------------------------------------------------
                                                              1,955
-------------------------------------------------------------------
RETAIL - 0.5%
Cole National Group,
8.88%, 5/15/12                                   250            240
Office Depot, Inc.,
10.00%, 7/15/08                                  500            553
Rite Aid Corp.,
11.25%, 7/1/08                                   750            548
Target Corp.,
5.38%, 6/15/09                                   855            926
Tricon Global Restaurants, Inc.,
8.88%, 4/15/11                                 1,250          1,362
-------------------------------------------------------------------
                                                              3,629
-------------------------------------------------------------------
SAVINGS & LOANS - 0.1%
Sovereign Bancorp, Senior Notes,
10.25%, 5/15/04                               $1,000         $1,055
-------------------------------------------------------------------
TEXTILES - 0.3%
Collins & Aikman Floor Cover, (1)
9.75%, 2/15/10                                   750            761
Mohawk Industries, Inc.,
7.20%, 4/15/12                                 1,140          1,291
-------------------------------------------------------------------
                                                              2,052
-------------------------------------------------------------------
TOBACCO - 0.1%
DIMON, Inc.,
9.63%, 10/15/11                                1,000          1,046
-------------------------------------------------------------------
TRANSPORTATION - 0.3%
Caliber System, Inc.,
7.80%, 8/1/06                                  1,800          2,079
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
-------------------------------------------------------------------
(COST $132,487)                                             131,822

-------------------------------------------------------------------
FOREIGN BONDS - 0.7%
-------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
Dunlop Standard Aerospace Holdings PLC,
Senior Notes,
11.88%, 5/15/09                                  750            761
-------------------------------------------------------------------
CHEMICALS - 0.1%
Avecia Group PLC,
11.00%, 7/1/09                                   750            720
-------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.1%
Abitibi-Consolidated, Inc.,
8.85%, 8/1/30                                    375            373
Norske Skog Canada Ltd.,
8.63%, 6/15/11                                   500            475
-------------------------------------------------------------------
                                                                848
-------------------------------------------------------------------
INSURANCE - 0.1%
Fairfax Financial Holdings Ltd.,
8.25%, 10/1/15                                 1,750          1,045
-------------------------------------------------------------------
SEMICONDUCTORS - 0.1%
Chippac International Co. Ltd.,
12.75%, 8/1/09                                   750            731
-------------------------------------------------------------------
TRANSPORTATION - 0.2%
Sea Containers Ltd.,
10.50%, 7/1/03                                   625            612
12.50%, 12/1/04                                  375            358

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  35  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   FIXED INCOME FUND (CONTINUED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
FOREIGN BONDS - 0.7% (CONTINUED)
TRANSPORTATION - 0.2% - (CONTINUED)
10.75%, 10/15/06                                $250           $218
-------------------------------------------------------------------
                                                              1,188
-------------------------------------------------------------------
TOTAL FOREIGN BONDS
-------------------------------------------------------------------
(COST $5,609)                                                 5,293

-------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 41.7%
-------------------------------------------------------------------
FANNIE MAE - 25.0%
5.63%, 5/14/04                                 1,980          2,098
5.00%, 5/14/07                                 1,890          1,958
6.00%, 1/18/12                                 1,030          1,080
Pool #254405,
6.00%, 8/1/32                                 23,625         24,302
Pool #323099,
6.00%, 4/1/13                                 14,826         15,481
Pool #535714,
7.50%, 1/1/31                                  3,848          4,062
Pool #535982,
7.50%, 5/1/31                                  8,573          9,051
Pool #535996,
7.50%, 6/1/31                                  9,027          9,531
Pool #545003,
8.00%, 5/1/31                                    220            235
Pool #545350,
6.50%, 11/1/16                                24,070         25,221
Pool #649623,
6.50%, 8/1/32                                 16,409         17,017
Pool TBA, (3)
6.50%, 10/1/29                                75,960         78,690
5.50%, 10/15/32                                7,875          7,956
-------------------------------------------------------------------
                                                            196,682
-------------------------------------------------------------------
FREDDIE MAC - 6.9%
3.88%, 2/15/05                                10,560         10,966
4.25%, 6/15/05                                 3,160          3,315
5.25%, 1/15/06                                11,015         11,921
4.88%, 3/15/07                                17,345         18,669
5.75%, 4/29/09                                 4,500          4,669
CMO, Series 2407, Class BJ,
6.50%, 1/15/32                                 4,725          4,968
-------------------------------------------------------------------
                                                             54,508
-------------------------------------------------------------------
FREDDIE MAC GOLD - 1.8%
Pool #C00835,
6.50%, 7/1/29                                  $2,754        $2,860
Pool #C00910,
7.50%, 1/1/30                                  10,500        11,075
-------------------------------------------------------------------
                                                             13,935
-------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.0%
Pool #781288,
6.50%, 5/15/31                                 52,474        54,778
-------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II - 1.0%
Pool #3249,
6.00%, 6/20/32                                  7,541         7,790
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
-------------------------------------------------------------------
(COST $321,968)                                             327,693

-------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 23.8%
-------------------------------------------------------------------
U.S. TREASURY BONDS - 9.6%
7.25%, 5/15/16                                 4,305          5,590
7.50%, 11/15/16                                5,965          7,908
8.88%, 2/15/19                                15,785         23,638
6.13%, 11/15/27                                2,295          2,728
5.50%, 8/15/28                                29,987         32,941
5.25%, 11/15/28                                2,750          2,922
-------------------------------------------------------------------
                                                             75,727
-------------------------------------------------------------------
U.S. TREASURY INFLATION INDEXED BONDS - 4.4%
3.88%, 1/15/09                                27,900         34,439
-------------------------------------------------------------------
U.S. TREASURY NOTES - 9.8%
3.38%, 4/30/04                                13,725         14,101
6.75%, 5/15/05                                 8,500          9,543
3.50%, 11/15/06                                5,795          6,041
3.25%, 8/15/07                                12,690         13,080
4.38%, 8/15/12                                31,920         33,940
-------------------------------------------------------------------
                                                             76,705
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
-------------------------------------------------------------------
(COST $177,469)                                             186,871

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  36  NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2002 (UNAUDITED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
MUNICIPAL BONDS - 1.0%
GEORGIA - 0.7%
Atlanta Water & Wastewater Revenue
Bonds, Series A (MBIA Insured),
5.50%, 11/1/27                                $4,750         $5,477
-------------------------------------------------------------------
NEW YORK - 0.3%
Metropolitan Transportation Authority New
York Dedicated Tax Fund Revenue
Bonds, Series A (MBIA Insured),
5.00%, 11/15/30                                2,350          2,435
-------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------
(COST $7,673)                                                 7,912

                                              NUMBER          VALUE
                                            OF SHARES        (000S)
-------------------------------------------------------------------
WARRANT - 0.0%
Leap Wireless International,
Exp. 4/15/10 * (1)                               500              -
-------------------------------------------------------------------
TOTAL WARRANT
-------------------------------------------------------------------
(COST $5)                                                         -

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
SHORT-TERM INVESTMENT - 12.7%
-------------------------------------------------------------------
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                $99,272        $99,272
-------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------
(COST $99,272)                                               99,272

-------------------------------------------------------------------
TOTAL INVESTMENTS - 110.6%
-------------------------------------------------------------------
(COST $850,637)                                             868,219
Liabilities less Other Assets - (10.6)%                     (83,255)
-------------------------------------------------------------------
NET ASSETS - 100.0%                                        $784,964


(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKERS, OR IF NOT AVAILABLE IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRUSTEES OF NORTHERN FUNDS.
        AT SEPTEMBER 30, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $15,917,000 OR 2.0% OF NET ASSETS.

(2)     NON-INCOME PRODUCING SECURITY. ISSUER HAS DEFAULTED ON TERMS OF
        DEBT OBLIGATION. AT SEPTEMBER 30, 2002, VALUE REPRESENTS 0.0% OF NET ASSETS.

(3)     WHEN-ISSUED SECURITY.

*       NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  37  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
MUNICIPAL BONDS - 101.1%
ARIZONA - 0.2%
Pima County IDA VRDB, Series A, Senior
Living Facilities - La Posada
(LaSalle Bank LOC),
1.70%, 10/3/02                                  $100           $100
-------------------------------------------------------------------
FLORIDA - 90.2%
Alachua County Health Facilities
Authority VRDB, Series A,
Shands Teaching Hospital
(SunTrust Bank LOC),
2.05%, 10/1/02                                 2,600          2,600
Brevard County Revenue Refunding
Bonds (FGIC Insured),
5.25%, 3/1/10                                  1,000          1,127
Broward County G.O.Bonds, Series A,
5.25%, 1/1/20                                  2,000          2,167
Capital Projects Finance Authority
Student Housing Revenue Bonds,
Series F-1, Capital Projects Loan
Program (MBIA Insured),
4.50%, 10/1/06                                   575            601
Crossings at Fleming Island Community
Development District Special
Assessment Revenue Refunding
Bonds, Series C,
7.05%, 5/1/15                                    300            324
Dade County G.O. Refunding Bonds
(MBIA Insured),
6.50%, 10/1/10                                   400            493
Florida State Board of Education G.O.
Bonds, Series B, Public Education,
5.00%, 6/1/10                                  1,745          1,958
Florida State Board of Education G.O.
Refunding Bonds, Series B,
Public Education,
5.25%, 6/1/10                                  1,975          2,247
Florida State Board of Education Lottery
Revenue Bonds, Series A
(FGIC Insured),
5.00%, 7/1/10                                  3,000          3,307
Florida State Board of Education Lottery
Revenue Bonds, Series B
(FGIC Insured),
5.50%, 7/1/11                                  1,000          1,152
Florida State Board of
Education Public Education G.O.
Bonds, Series C, Escrowed to
Maturity,
6.00%, 5/1/03                                 $1,000         $1,007
Florida State Board of Education Revenue
Bonds, Series B (FGIC Insured),
5.75%, 7/1/09                                    925          1,080
Florida State Department of
Environmental Protection
Preservation Revenue Bonds,
Series A (FGIC Insured),
5.75%, 7/1/10                                  1,000          1,174
Florida State Department of
Transportation G.O. Bonds,
3.25%, 7/1/05                                    650            675
Florida State Division of Board
Finance Department General Service
Refunding Revenue Bonds, Series A,
Department of Environmental
Protection - Save Coast
(FSA Insured),
5.25%, 7/1/10                                  1,250          1,424
Florida State Division of Board
Finance Department General Service
Revenue Bonds, Series 2000-A,
Department of Environmental -
Preservation (AMBAC Insured),
5.00%, 7/1/13                                  3,350          3,677
Florida State Division of Board
Finance Department General Service
Revenue Bonds, Series 2000-A,
Department of National Resources -
Preservation (FSA Insured),
Prerefunded,
5.30%, 7/1/03                                  1,950          2,025
5.80%, 7/1/03                                    330            344
Florida State Municipal Power
Agency Revenue Refunding Bonds,
St. Lucie Project (FGIC Insured),
Prerefunded,
5.40%, 10/1/02                                   350            357
Gainesville City Utilities
System Revenue Bonds, Escrowed
to Maturity,
6.20%, 10/1/02                                   360            360
Heritage Palms Community
Development District Capital
Improvement Revenue Bonds,
6.25%, 11/1/04                                   760            775

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  38  NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2002 (UNAUDITED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
MUNICIPAL BONDS - 101.1% - CONTINUED
FLORIDA - 90.2% - (CONTINUED)
Hillsborough County IDA IDR Bonds,
Series A, Health Facilities Project,
University Community Hospital,
4.50%, 8/15/03                                  $470           $476
Jacksonville Educational Facilities
Revenue Bonds, Edward Walters
College Project (First Union National
Bank LOC),
3.60%, Mandatory Put 10/1/06                   1,000         1,016
Jacksonville Electric Authority Revenue
Bonds, Series 3C, Electric System,
5.63%, 10/1/35                                   500           506
Jacksonville Electric Authority System
Revenue Bonds, Series D,
4.40%, 10/1/18                                 1,750         1,751
Jacksonville Revenue Refunding &
Improvement Bonds (FGIC Insured),
5.38%, 10/1/20                                 2,000         2,204
Jacksonville St. John's River Power Park
System Revenue Refunding Bonds,
Series 2-17,
5.25%, 10/1/10                                   700           799
Lakeland Water & Waste Water Revenue
Refunding & Improvement Bonds,
4.75%, 10/1/21                                 1,290         1,323
Miami Dade County Capital Asset
Acquisition Special Obligation Bonds,
Series A2 (AMBAC Insured),
5.00%, 4/1/11                                  2,000         2,258
Orlando Utilities Commission Water &
Electricity Revenue Refunding Bonds,
5.75%, 10/1/05                                   100           111
5.00%, 10/1/10                                 1,260         1,418
Palm Beach County G.O. Refunding
Bonds, Series B,
6.50%, 7/1/10                                    250           306
Palm Beach County Housing Finance
Authority Revenue Refunding VRDB,
Series D, Multi Family Housing Project
(Credit Suisse First Boston LOC),
1.70%, 10/2/02                                   500           500
Palm Beach County School Board COP,
Series A (FGIC Insured), Prerefunded,
6.00%, 8/1/10                                  1,000         1,207
Palm Beach County School Board
Refunding COP, Series E
(AMBAC Insured),
5.25%, 8/1/10                                 $1,000        $1,140
Pasco County Optional Gas Tax
Revenue Refunding Bonds (FGIC
Insured),
5.25%, 8/1/10                                  3,315         3,785
Tampa Bay Water Utility System
Revenue Bonds, Series B (FGIC
Insured),
5.13%, 10/1/10                                 1,500         1,671
Virgin Islands PFA Revenue
Bonds, Series A, Gross Receipts
Tax Lien Note,
5.63%, 10/1/10                                 1,000         1,084
Vista Lakes Community Development
District Capital Improvement
Revenue Bonds, Series B,
6.35%, 5/1/05                                    300           307
-------------------------------------------------------------------
                                                            50,736
-------------------------------------------------------------------
PUERTO RICO - 7.8%
Puerto Rico Commonwealth TRAN,
2.50%, 7/30/03                                 2,000          2,017
Puerto Rico Electric Power
Authority Revenue Refunding
Bonds, Series KK (FSA Insured),
5.25%, 7/1/12                                  1,000          1,168
Puerto Rico Municipal Financing
Agency G.O. Bonds, Series A (FSA
Insured),
6.00%, 8/1/15                                  1,000          1,174
-------------------------------------------------------------------
                                                              4,359
-------------------------------------------------------------------
TEXAS - 2.9%
Panhandle Regional Housing
Finance Agency Revenue Bonds,
Series A (Colld. by U.S. Government
Securities),
6.50%, 7/20/21                                   500            576
Sam Rayburn Municipal Power
Agency Revenue Refunding Bonds,
5.50%, 10/1/10                                 1,000          1,077
-------------------------------------------------------------------
                                                              1,653
-------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------
(COST $54,517)                                               56,848

SEE NOTES TO THE FINANCIAL STATEMENTS.

                       NORTHERN FUNDS SEMIANNUAL REPORT  39  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                       SEPTEMBER 30, 2002 (UNAUDITED)
   FLORIDA INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
-------------------------------------------------------------------
OTHER - 3.4%
AIM Tax Exempt Cash Reserve Fund               329,341          $329
Dreyfus Municipal Money Market Fund            865,638          865
Dreyfus Tax-Exempt Cash Management
Fund                                            55,836           56
Federated Florida Municipal Cash Fund          558,542          559
Federated Tax Free Trust Money
Market Fund No. 15                              90,850           91
-------------------------------------------------------------------
TOTAL OTHER
-------------------------------------------------------------------
(COST $1,900)                                                 1,900

-------------------------------------------------------------------
TOTAL INVESTMENTS - 104.5%
-------------------------------------------------------------------
(COST $56,417)                                               58,748
Liabilities less Other Assets - (4.5)%                      (2,507)
-------------------------------------------------------------------
NET ASSETS - 100.0%                                         $56,241


SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  40  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                          SEPTEMBER 30, 2002 (UNAUDITED)
GLOBAL FIXED INCOME FUND

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                              (000S) (1)        (000S)
------------------------------------------------------------------------
DEBT OBLIGATIONS - 99.4%
BRITISH POUND - 5.4%
Treasury of Great Britain,
5.00%, 6/7/04                                      300          $483
5.75%, 12/7/09                                     147           252
8.00%, 6/7/21                                      307           701
------------------------------------------------------------------------
                                                               1,436
------------------------------------------------------------------------
CANADIAN DOLLAR - 3.3%
Government of Canada,
6.00%, 9/1/05                                    1,290           867
------------------------------------------------------------------------
DANISH KRONE - 1.1%
Kingdom of Denmark,
8.00%, 3/15/06                                   2,000           302
------------------------------------------------------------------------
EURO - 48.0%
ABB International Finance Ltd,
5.25%, 3/8/04                                      250           204
Australia & New Zealand Banking
Group Ltd,
5.13%, 3/7/06                                      300           308
Barclays Bank PLC,
3.89%, 11/15/09                                    600           596
Bundesobligation,
4.50%, 8/18/06                                   1,000         1,024
Buoni Poliennali del Tesoro,
5.25%, 11/1/29                                     590           597
Deutsche Bundesrepublik,
6.00%, 7/4/07                                    1,370         1,491
6.25%, 1/4/24                                      450           522
6.50%, 7/4/27                                      990         1,194
FKI PLC,
6.63%, 2/22/10                                     250           231
French Treasury Notes,
3.50%, 7/12/04                                   1,023         1,018
5.00%, 7/12/05                                   2,000         2,064
Government of Spain,
4.00%, 1/31/10                                     400           390
Imperial Tobacco Finance PLC,
5.38%, 3/15/04                                     500           502
Invensys PLC,
5.50%, 4/1/05                                      250           228
Kingdom of Belgium,
5.75%, 9/28/10                                     500          $542
Morgan Stanley Dean Witter & Co.,
5.63%, 7/12/05                                     400           410
NGG Finance PLC,
5.25%, 8/23/06                                     500           507
Sogerim S.A.,
6.13%, 4/20/06                                     500           513
United Utilities Water PLC,
6.63%, 11/8/07                                     450           487
------------------------------------------------------------------------
                                                              12,828
------------------------------------------------------------------------
JAPANESE YEN - 2.2%
Japan Government Ten Year Bonds,
1.50%, 3/20/12                                  15,000           128
Japan Government Twenty Year Bonds,
1.90%, 3/22/21                                  55,000           461
------------------------------------------------------------------------
                                                                 589
------------------------------------------------------------------------
SWEDISH KRONA - 0.8%
Kingdom of Sweden,
9.00%, 4/20/09                                   1,600           213
------------------------------------------------------------------------
UNITED STATES DOLLAR - 38.6%
British Telecommunications PLC,
6.75%, 10/28/04                                    500           533
DaimlerChrysler NA Holding Corp.,
7.75%, 5/27/03                                     500           515
Ford Motor Credit Co.,
6.70%, 7/16/04                                     500           503
General Motors Acceptance Corp.,
5.88%, 1/22/03                                     600           605
Goldman Sachs Group LP,
5.38%, 5/21/03                                     400           410
Motorola, Inc.,
6.45%, 2/1/03                                      500           498
U.S. Treasury Bonds,
8.75%, 5/15/17                                     600           879
6.38%, 8/15/27                                     750           917
U.S. Treasury Notes,
2.13%, 8/31/04                                   3,000         3,026
5.88%, 11/15/04                                    700           760

SEE NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  41  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
GLOBAL FIXED INCOME FUND (CONTINUED)

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                              (000S) (1)        (000S)
-------------------------------------------------------------------------
DEBT OBLIGATIONS - 99.4% - CONTINUED
UNITED STATES DOLLAR - 38.6% - (CONTINUED)
U.S. Treasury Inflation Indexed Bonds,
3.38%, 1/15/07                                     1,000        $1,238
Vodafone Airtouch,
7.63%, 2/15/05                                       400           436
------------------------------------------------------------------------
                                                                10,320
------------------------------------------------------------------------
TOTAL DEBT OBLIGATIONS
------------------------------------------------------------------------
(COST $25,323)                                                  26,555

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                                (000S)          (000S)
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.7%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                      $444           444
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------
(COST $444)                                                        444


-------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.1%
-------------------------------------------------------------------------
(COST $25,767)                                                  26,999
Liabilities less Other Assets - (1.1)%                            (291)
-------------------------------------------------------------------------
NET ASSETS - 100.0%                                            $26,708

(1) PRINCIPAL AMOUNTS STATED IN LOCAL CURRENCIES.

At September 30, 2002, the Global Fixed Income Fund had outstanding foreign currency contracts as follows:

                                        CONTRACT   CONTRACT
                                         AMOUNT     AMOUNT
                                         (LOCAL      (U.S.      UNREALIZED
CONTRACT                     DELIVERY   CURRENCY)   DOLLARS)    GAIN/(LOSS)
  TYPE         CURRENCY        DATE      (000S)     (000S)        (000S)
-----------------------------------------------------------------------------
Sell          Euro          10/22/02       5,045    $4,932          $(49)
Buy           Euro          10/22/02       1,300     1,277             6
              Japanese
Sell          Yen           10/22/02     157,882     1,277           (21)
              Japanese
Buy           Yen           10/22/02   1,041,607     8,662           (97)
-----------------------------------------------------------------------------
Total                                                              $(161)

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  42  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
HIGH YIELD FIXED INCOME FUND

                                                 NUMBER        VALUE
                                               OF SHARES       (000S)
-------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.5%
CABLE TELEVISION - 0.5%
Cablevision Systems Corp.,                        22,500       $1,496
-------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK
-------------------------------------------------------------------------
(COST $2,251)                                                   1,496

                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                                  (000S)       (000S)
-------------------------------------------------------------------------
CORPORATE BONDS - 81.2%
ADVERTISING - 0.8%
Lamar Media Corp.,
9.63%, 12/1/06                                    $2,000        2,070
8.63%, 9/15/07                                       200          207
-------------------------------------------------------------------------
                                                                2,277
-------------------------------------------------------------------------
BUILDING MATERIALS - 1.7%
Associated Materials, Inc., (1)
9.75%, 4/15/12                                     1,500        1,537
Nortek, Inc.,
9.88%, 6/15/11                                     1,500        1,455
Wolverine Tube, Inc.,
10.50%, 4/1/09                                     2,000        1,900
-------------------------------------------------------------------------
                                                                4,892
-------------------------------------------------------------------------
CABLE TELEVISION - 1.9%
Charter Communications Holdings LLC,
Senior Notes,
10.75%, 10/1/09                                    4,000        2,520
Mediacom Broadband LLC,
11.00%, 7/15/13                                    3,000        2,760
-------------------------------------------------------------------------
                                                                5,280
-------------------------------------------------------------------------
CHEMICALS - 2.8%
ISP Chemco, Inc.,
10.25%, 7/1/11                                     1,500        1,492
Lyondell Chemical Co.,
10.88%, 5/1/09                                     3,500        2,774
OM Group, Inc.,
9.25%, 12/15/11                                    3,750        3,694
-------------------------------------------------------------------------
                                                                7,960
-------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.8%
Affinity Group Holdings, Inc.,
11.00%, 4/1/07                                     2,300        2,214
Avis Group Holdings, Inc.,
Senior Subordinated Notes,
11.00%, 5/1/09                                     2,000        2,163
Coinmach Corp.,
9.00%, 2/1/10                                     $3,000       $3,097
Corrections Corp. of America,  (1)
9.88%, 5/1/09                                      3,000        3,101
IT Group, Inc., Senior Subordinated Notes,
Series B, (2)
11.25%, 4/1/09                                     3,250            -
-------------------------------------------------------------------------
                                                               10,575
-------------------------------------------------------------------------
COMPUTERS - 1.1%
Seagate Technology, (1)
8.00%, 5/15/09                                     3,250        3,023
-------------------------------------------------------------------------
ELECTRIC - 2.8%
AES Corp., Senior Notes,
8.75%, 12/15/02                                    1,000          920
9.38%, 9/15/10                                     1,000          520
AES Corp., Senior Subordinate Notes,
10.25%, 7/15/06                                    6,275        2,259
Calpine Corp.,
8.25%, 8/15/05                                     4,500        1,912
8.50%, 2/15/11                                     1,000          410
Mirant Americas Generation, Inc.,
7.63%, 5/1/06                                      3,100        1,705
-------------------------------------------------------------------------
                                                                7,726
-------------------------------------------------------------------------
ENTERTAINMENT - 0.9%
Premier Parks, Senior Notes,
9.75%, 6/15/07                                       500          438
Six Flags, Inc.,
8.88%, 2/1/10                                      2,500        2,050
-------------------------------------------------------------------------
                                                                2,488
-------------------------------------------------------------------------
FOOD - 3.9%
Del Monte Corp.,
9.25%, 5/15/11                                     2,000        2,000
Dominos, Inc., Series B,
10.38%, 1/15/09                                    3,250        3,494
Luigino's, Inc., Senior Subordinated Notes,
10.00%, 2/1/06                                     2,550        2,550
Swift & Co., (1)
10.13%, 10/1/09                                    3,000        2,782
-------------------------------------------------------------------------
                                                               10,826
-------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  43  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   HIGH YIELD FIXED INCOME FUND (CONTINUED)

                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                                 (000S)        (000S)
-------------------------------------------------------------------------
CORPORATE BONDS - 81.2% - CONTINUED
FOREST PRODUCTS & PAPER - 0.5%
Appleton Papers, Inc.,
12.50%, 12/15/08                                  $1,500       $1,545
-------------------------------------------------------------------------
GAMING - 8.2%
Alliance Gaming Corp.,
10.00%, 8/1/07                                     4,500        4,657
Aztar Corp.,
9.00%, 8/15/11                                     4,000        4,100
Boyd Gaming Corp.,
9.50%, 7/15/07                                     4,250        4,399
Park Place Entertainment Corp.,
9.38%, 2/15/07                                     3,000        3,180
8.13%, 5/15/11                                       500          510
Station Casinos, Inc.,
9.88%, 7/1/10                                      3,000        3,218
Venetian Casino Resort LLC, (1)
11.00%, 6/15/10                                    3,000        2,940
-------------------------------------------------------------------------
                                                               23,004
-------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.9%
Advanced Medical Optics, Inc.,
9.25%, 7/15/10                                     2,500        2,450
-------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.8%
HCA, Inc.,
6.30%, 10/1/12                                     2,000        1,977
Pacificare Health Systems,
10.75%, 6/1/09                                     3,000        2,962
-------------------------------------------------------------------------
                                                                4,939
-------------------------------------------------------------------------
HOME BUILDERS - 3.5%
Champion Home Builders Co.,(1)
11.25%, 4/15/07                                    2,250        1,631
D.R. Horton,
10.00%, 4/15/06                                    2,500        2,531
Standard-Pacific Corp.,
9.25%, 4/15/12                                     2,750        2,599
WCI Communities, Inc.,
10.63%, 2/15/11                                    3,000        2,918
-------------------------------------------------------------------------
                                                                9,679
-------------------------------------------------------------------------
INSURANCE - 3.0%
CNA Financial Corp.,
7.25%, 11/15/23                                    2,500        2,146
Willis Corroon Corp.,
9.00%, 2/1/09                                      6,000        6,195
-------------------------------------------------------------------------
                                                                8,341
-------------------------------------------------------------------------
LEISURE TIME - 1.0%
Bally Total Fitness Holdings, Senior
Subordinated Notes, Series D,
9.88%, 10/15/07                                   $3,000       $2,756
-------------------------------------------------------------------------
LODGING - 0.9%
Hammons (John Q) Hotels, Inc.,
8.88%, 5/15/12                                     2,500        2,406
-------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.5%
Joy Global, Inc.,
8.75%, 3/15/12                                     3,000        3,030
Manitowoc Co., (1)
10.50%, 8/1/12                                     1,000        1,045
-------------------------------------------------------------------------
                                                                4,075
-------------------------------------------------------------------------
MEDIA - 7.0%
Allbritton Communications Co.,
9.75%, 11/30/07                                    2,000        2,060
American Media Operation, Inc.,
Senior Subordinated Notes,
10.25%, 5/1/09                                     4,000        4,140
Block Communications, Inc.,
9.25%, 4/15/09                                     3,250        3,250
Entravision Communications Corp.,
8.13%, 3/15/09                                     2,500        2,550
Gray Television, Inc.,
9.25%, 12/15/11                                    3,500        3,570
Sinclair Broadcast Group, Inc.,
8.00%, 3/15/12                                     3,000        3,015
XM Satellite Radio, Inc.,
14.00%, 3/15/10                                    2,000          840
-------------------------------------------------------------------------
                                                               19,425
-------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.9%
Foamex LP, (1)
10.75%, 4/1/09                                     2,750        2,475
-------------------------------------------------------------------------
OIL & GAS - 0.8%
Tesoro Petroleum Corp.,
9.63%, 11/1/08                                     4,000        2,360
-------------------------------------------------------------------------
OIL & GAS PRODUCERS - 3.2%
Comstock Resources, Inc.,
11.25%, 5/1/07                                     2,500        2,600
Magnum Hunter Resources, Inc.,
9.60%, 3/15/12                                     2,750        2,860

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  44  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                                 (000S)        (000S)
-------------------------------------------------------------------------
CORPORATE BONDS - 81.2% - CONTINUED
OIL & GAS PRODUCERS - 3.2% - (CONTINUED)
Swift Energy Co.,
9.38%, 5/1/12                                     $3,500       $3,377
-------------------------------------------------------------------------
                                                                8,837
-------------------------------------------------------------------------
OIL & GAS SERVICES - 4.9%
AmeriGas Partners LP,
8.88%, 5/20/11                                     4,000        4,120
Dresser, Inc.,
9.38%, 4/15/11                                     3,500        3,395
Ferrellfas Partners LP,
8.75%, 6/15/12                                     3,000        3,060
Key Energy Services, Inc., Series B,
14.00%, 1/15/09                                    2,703        3,122
-------------------------------------------------------------------------
                                                               13,697
-------------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.2%
Applied Extrusion Technologies, Inc.,
10.75%, 7/1/11                                     3,000        2,190
Consolidated Container Co. LLC,
Senior Subordinated Notes,
10.13%, 7/15/09                                    1,500        1,110
-------------------------------------------------------------------------
                                                                3,300
-------------------------------------------------------------------------
PAPER - 0.9%
Jefferson Smurfit Corp., (1)
8.25%, 10/1/12                                     2,500        2,487
-------------------------------------------------------------------------
REITS - 5.9%
Crescent Real Estate Equities LP, (1)
9.25%, 4/15/09                                     3,000        2,985
Host Marriott LP,
9.50%, 1/15/07                                     2,750        2,743
iStar Financial, Inc.,
8.75%, 8/15/08                                     2,500        2,596
Meristar Hospitality Corp.,
9.13%, 1/15/11                                     3,000        2,670
Senior Housing Properties Trust,
8.63%, 1/15/12                                     2,500        2,469
Tanger Properties LP,
9.13%, 2/15/08                                     3,000        3,024
-------------------------------------------------------------------------
                                                               16,487
-------------------------------------------------------------------------
REMEDIATION SERVICES - 2.4%
Allied Waste N.A., Inc., Senior Subordinated Notes,
10.00%, 8/1/09                                     3,500        3,220
Synagro Technologies, Inc.,
9.50%, 4/1/09                                     $3,500       $3,622
-------------------------------------------------------------------------
                                                                6,842
-------------------------------------------------------------------------
RETAIL - 4.5%
Cole National Group,
8.88%, 5/15/12                                     1,500        1,440
Mothers Work, Inc.,
11.25%, 8/1/10                                     1,500        1,530
Office Depot, Inc.,
10.00%, 7/15/08                                    2,500        2,762
Rite Aid Corp.,
11.25%, 7/1/08                                     2,750        2,008
Tricon Global Restaurants, Inc.,
8.88%, 4/15/11                                     4,500        4,905
-------------------------------------------------------------------------
                                                               12,645
-------------------------------------------------------------------------
SAVINGS & LOANS - 2.6%
Sovereign Bancorp, Senior Notes,
10.25%, 5/15/04                                    7,000        7,385
-------------------------------------------------------------------------
SPECIAL PURPOSE - 1.5%
Aircraft Finance Trust, Subordinated Bonds,
Series 1999 - 1A, Class D, (1)
11.75%, 11/12/02                                   4,943        4,114
-------------------------------------------------------------------------
SUPERMARKETS - 1.0%
Roundy's, Inc. , (1)
8.88%, 6/15/12                                     3,000        2,925
-------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.8%
Insight Midwest, Senior Notes,
10.50%, 11/1/10                                    4,250        3,782
Madison River Finance Corp., Senior Notes,
13.25%, 3/1/10                                     2,000        1,220
-------------------------------------------------------------------------
                                                                5,002
-------------------------------------------------------------------------
TEXTILES - 0.9%
Collins & Aikman Floor Cover,   (1)
9.75%, 2/15/10                                     2,500        2,538
-------------------------------------------------------------------------
TOBACCO - 0.7%
DIMON, Inc.,
9.63%, 10/15/11                                    2,000        2,093
-------------------------------------------------------------------------
TOTAL CORPORATE BONDS
-------------------------------------------------------------------------
(COST $247,235)                                               226,854

SEE NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  45  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 2002 (UNAUDITED)
   HIGH YIELD FIXED INCOME FUND (CONTINUED)

                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                                 (000S)        (000S)
-------------------------------------------------------------------------
FOREIGN BONDS - 7.7%
AEROSPACE/DEFENSE - 1.1%
Dunlop Standard Aerospace Holdings PLC,
Senior Notes,
11.88%, 5/15/09                                   $3,000       $3,045
-------------------------------------------------------------------------
CHEMICALS - 1.2%
Avecia Group PLC,
11.00%, 7/1/09                                     3,500        3,360
-------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 2.4%
Abitibi-Consolidated, Inc.,
8.85%, 8/1/30                                      4,000        3,973
Norske Skog Canada Ltd.,
8.63%, 6/15/11                                     3,000        2,850
-------------------------------------------------------------------------
                                                                6,823
-------------------------------------------------------------------------
INSURANCE - 0.8%
Fairfax Financial Holdings Ltd.,
8.25%, 10/1/15                                     3,500        2,089
-------------------------------------------------------------------------
SEMICONDUCTORS - 0.8%
Chippac International Co. Ltd.,
12.75%, 8/1/09                                     2,500        2,438
-------------------------------------------------------------------------
TRANSPORTATION - 1.4%
Sea Containers Ltd.,
10.50%, 7/1/03                                     2,250        2,205
12.50%, 12/1/04                                    1,250        1,194
10.75%, 10/15/06                                     500          435
-------------------------------------------------------------------------
                                                                3,834
-------------------------------------------------------------------------
TOTAL FOREIGN BONDS
-------------------------------------------------------------------------
(COST $22,234)                                                 21,589

U.S. GOVERNMENT OBLIGATION - 5.6%
U.S. TREASURY NOTES - 5.6%
2.13%, 8/31/04                                     5,000        5,041
3.25%, 8/15/07                                     5,000        5,154
4.38%, 8/15/12                                     5,000        5,316
-------------------------------------------------------------------------
                                                               15,511
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATION
-------------------------------------------------------------------------
(COST $15,411)                                                 15,511

                                                 NUMBER        VALUE
                                               OF SHARES       (000S)
-------------------------------------------------------------------------
WARRANTS - 0.0%
Horizon PCS, Inc., Exp. 10/1/10 (1) *              2,000          $ -
IPCS, Inc., Exp. 7/15/10 (1) *                     1,500            -
Leap Wireless International, Exp. 4/15/10
 (1) *                                             2,500            1
Leap Wireless, Exp. 4/15/10 (1) *                  2,000            1
Republic Technologies International Corp.,
Exp. 7/15/09 *                                     2,500            -
WRC Media, Inc., Exp. 11/15/09 (1) *               4,059            -
XM Satellite Radio, Exp. 3/15/10 (1) *             2,000            4
-------------------------------------------------------------------------
TOTAL WARRANTS
-------------------------------------------------------------------------
(COST $10)                                                          6

                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                                 (000S)        (000S)
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.8%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit,
1.94%, 10/1/02                                    $4,917        4,917
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------
(COST $4,917)                                                   4,917

-------------------------------------------------------------------------
TOTAL INVESTMENTS - 96.8%
-------------------------------------------------------------------------
(COST $292,058)                                               270,373
Other Assets less Liabilities - 3.2%                            8,801
-------------------------------------------------------------------------
NET ASSETS - 100.0%                                          $279,174

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKERS, OR IF NOT AVAILABLE IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRUSTEES OF NORTHERN FUNDS.

     AT SEPTEMBER 30, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $33,589,000 OR 12.0% OF NET ASSETS.

(2) NON-INCOME PRODUCING SECURITY. ISSUER HAS DEFAULTED ON TERMS OF DEBT OBLIGATION. AT SEPTEMBER 30, 2002, VALUE REPRESENTS 0.0% OF NET ASSETS.

*    NON-INCOME PRODUCING SECURITY.


SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  46  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2002 (UNAUDITED)
  HIGH YIELD MUNICIPAL FUND

                                             PRINCIPAL
                                               AMOUNT           VALUE
                                               (000S)          (000S)
-------------------------------------------------------------------------
MUNICIPAL BONDS - 94.9%
ALABAMA - 2.9%
Huntsville Carlton Cove Special Care
Facilities Financing Authority
Revenue Bonds, Series A,
Carlton Cove, Inc. Project,
8.13%, 11/15/31                                   $750          $766
Rainbow City Special Health Care
Facilities Financing Authority
Revenue Bonds, Series A,
Regency Pointe,
8.25%, 1/1/31                                      700           723
-------------------------------------------------------------------------
                                                               1,489
-------------------------------------------------------------------------
ALASKA - 0.5%
Alaska Industrial Development & Export
Authority Power Revenue Bonds
(AMT), Upper Lynn Canal Regional
Power,
5.88%, 1/1/32                                      300           247
-------------------------------------------------------------------------
ARIZONA - 6.9%
Arizona Health Facilities Authority
Hospital Systems Revenue Bonds,
John C. Lincoln Health Network,
6.88%, 12/1/20                                   1,000         1,093
Coconino County PCR Revenue Bonds,
Series A (AMT), Tucson Electric
Power Navajo,
7.13%, 10/1/32                                     400           417
Maricopa County PCR Refunding Bonds,
Series A, El Paso Electric Co. Project,
6.25%, Mandatory Put 8/1/05                        500           506
Peoria IDA Non-Profit Revenue
Refunding Bonds, Series A,
Sierra Winds Life,
6.25%, 8/15/20                                     500           483
Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series B,
5.00%, 1/1/31                                    1,000         1,034
-------------------------------------------------------------------------
                                                               3,533
-------------------------------------------------------------------------
ARKANSAS - 1.3%
Little Rock Hotel & Restaurant Gross
Receipts Tax Revenue Refunding
Bonds,
7.38%, 8/1/15                                      500           644
-------------------------------------------------------------------------
COLORADO - 2.6%
Colorado Health Facilities
Authority
Revenue Bonds, Portercare
Adventist
Health Hospital,
6.50%, 11/15/31                                    $500          $550
Denver City & County Airport
Revenue
Bonds, Series A, Prerefunded,
7.25%, 11/15/02                                     250           257
Northwest Parkway Public
Highway
Authority Revenue Bonds,
Series D,
First Tier Subordinate,
7.13%, 6/15/41                                      500           523
-------------------------------------------------------------------------
                                                                1,330
-------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 2.5%
District of Columbia Revenue
Bonds, Methodist Home of the District of
Columbia Issue,
6.00%, 1/1/20                                       400           370
District of Columbia Revenue VRDB,
Series C, Multimodal-Medlantic
(FSA Insured),
2.05%, 10/1/02                                      900           900
-------------------------------------------------------------------------
                                                                1,270
-------------------------------------------------------------------------
FLORIDA - 5.1%
Capital Projects Finance
Authority
Continuing Care Retirement
Community Revenue Bonds,
Series A,
The Glenridge on Palmer Ranch
Project,
8.00%, 6/1/32                                       750           733
Crossings at Fleming Island
Community
Development District Special
Assessment Revenue Refunding
Bonds, Series C,
7.05%, 5/1/15                                       500           541
Heritage Palms Community
Development District Capital
Improvement Revenue Bonds,
6.25%, 11/1/04                                      475           484
Poinciana Community Development
District Special Assessment
Bonds, Series A,
7.13%, 5/1/31                                       500           527
Vista Lakes Community
Development
District Capital Improvement
Revenue Bonds, Series B,
6.35%, 5/1/05                                       305           312
-------------------------------------------------------------------------
                                                                2,597
-------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  47  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT           VALUE
                                               (000S)          (000S)
-------------------------------------------------------------------------
MUNICIPAL BONDS - 94.9% - CONTINUED
GEORGIA - 4.3%
Albany-Dougherty County
Hospital Authority Revenue Anticipation
Certificates VRDB, Phoebe Hospital
(AMBAC Insured),
1.90%, 10/1/02                                  $1,360        $1,360
Georgia State G.O. Bonds, Series D,
5.75%, 10/1/12                                     705           837
-------------------------------------------------------------------------
                                                               2,197
-------------------------------------------------------------------------
ILLINOIS - 8.9%
Cook County Capital Improvement G.O.
Bonds (FGIC Insured), Prerefunded,
5.88%, 11/15/06                                  1,000         1,155
Illinois Development Finance Authority
Environmental Facilities Revenue
Bonds (AMT), Citgo Petroleum Corp.
Project,
8.00%, 6/1/32                                      750           800
Illinois Development Finance Authority
Revenue Bonds, Series B,
Midwestern University,
6.00%, 5/15/31                                     500           514
Illinois Educational Facilities Authority
Revenue Bonds, Field Museum of
Natural History Project,
4.60%, Mandatory Put 11/1/15                       800           807
Illinois Educational Facilities Authority
Student Housing Revenue Bonds,
Educational Advancement Fund
University Center Project,
6.25%, 5/1/30                                      750           770
Illinois Health Facilities Authority
Revenue Bonds, Series A, Lutheran
Senior Ministries Obligation,
7.38%, 8/15/31                                     500           514
-------------------------------------------------------------------------
                                                               4,560
-------------------------------------------------------------------------
INDIANA - 2.4%
Indiana Health Facility Financing
Authority Revenue Bonds, Series A,
Community Foundation of Northwest
Indiana,
6.38%, 8/1/31                                      500           499
North Manchester Revenue Bonds,
Series A, Peabody Retirement
Community Project,
7.25%, 7/1/33                                      750           734
-------------------------------------------------------------------------
                                                               1,233
-------------------------------------------------------------------------
IOWA - 1.0%
Bremer County Healthcare &
Residential Facilities Revenue Bonds,
Bartels Lutheran Home Project,
7.25%, 11/15/29                                   $500          $506
-------------------------------------------------------------------------
KANSAS - 2.6%
Olathe Kansas Senior Living Facility
Revenue Bonds, Series A,
Aberdeen Village, Inc.,
8.00%, 5/15/30                                     500           518
Wichita Airport Authority Revenue
Bonds, Series A (AMT),
Cessna Citation Service Center
(Gtd. by Textron, Inc.),
6.25%, 6/15/32                                     750           798
-------------------------------------------------------------------------
                                                               1,316
-------------------------------------------------------------------------
LOUISIANA - 2.4%
Beauregard Parish Revenue Refunding
Bonds, Boise Cascade Corp. Project,
6.80%, 2/1/27                                      700           709
West Feliciana Parish PCR Refunding
Bonds, Series A,
Entergy Gulf States, Inc.,
5.65%, Mandatory Put 9/1/04                        500           514
-------------------------------------------------------------------------
                                                               1,223
-------------------------------------------------------------------------
MARYLAND - 1.1%
Anne Arundel County Special Obligation
Revenue Bonds, National Business
Park Project,
7.38%, 7/1/28                                      500           542
-------------------------------------------------------------------------
MASSACHUSETTS - 2.1%
Massachusetts Development Finance
Agency Revenue Bonds, Series B,
Briarwood,
8.25%, 12/1/30                                     500           525
Massachusetts Health & Educational
Facilities Authority Revenue Bonds,
Series E, Berkshire Health System,
6.25%, 10/1/31                                     500           523
-------------------------------------------------------------------------
                                                               1,048
-------------------------------------------------------------------------
MICHIGAN - 1.6%
Delta County Economic Development
Corp. Environmental Improvement
Revenue Refunding Bonds, Series A,
Mead Westvaco-Escanaba,
6.25%, 4/15/27                                     500           504

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  48  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)          (000S)
-------------------------------------------------------------------------
MUNICIPAL BONDS - 94.9% - CONTINUED
MICHIGAN - 1.6% - (CONTINUED)
Michigan Strategic Fund Limited
Obligation Revenue Bonds (AMT),
Waste Management, Inc. Project,
6.63%, 12/1/12                                    $300          $307
-------------------------------------------------------------------------
                                                                 811
-------------------------------------------------------------------------
MINNESOTA - 1.4%
Duluth Economic Development
Authority Health Care Facilities
Revenue Bonds, St. Luke's Hospital,
7.25%, 6/15/32                                     750           732
-------------------------------------------------------------------------
MISSISSIPPI - 1.5%
Claiborne County PCR Refunding Bonds,
Systems Energy
Resources, Inc.,
7.30%, 5/1/25                                      155           155
Mississippi Business Finance Corp. PCR
Refunding Bonds, Systems Energy
Resources, Inc. Project,
5.90%, 5/1/22                                      630           590
-------------------------------------------------------------------------
                                                                 745
-------------------------------------------------------------------------
MISSOURI - 2.1%
Howard Bend Levee District Special Tax
Bonds,
5.85%, 3/1/19                                      500           541
St. Louis IDA Revenue Bonds, Series A
(AMT), Senior Lien - St. Louis
Convention Center Project,
7.20%, 12/15/28                                    500           513
-------------------------------------------------------------------------
                                                               1,054
-------------------------------------------------------------------------
NEVADA - 1.0%
Nevada State Director Department of
Business & Industry Revenue Bonds,
Las Vegas Monorail Project,
Second Tier,
7.38%, 1/1/40                                      500           497
-------------------------------------------------------------------------
NEW HAMPSHIRE - 1.0%
New Hampshire Business Finance
Authority PCR Refunding Bonds,
Series D (AMT), Public Service Co.
of New Hampshire,
6.00%, 5/1/21                                      500           515
-------------------------------------------------------------------------
NEW MEXICO - 1.2%
New Mexico Educational
Assistance
Foundation Student Loan Revenue
Bonds, Series II-C (AMT),
Second Subordinate,
6.00%, 12/1/08                                     $570          $594
-------------------------------------------------------------------------
NEW YORK - 5.3%
Metropolitan Transportation
Authority
Revenue Bonds, Series A,
5.13%, 11/15/31                                     750           774
New York City G.O. Bonds,
Series H,
5.25%, 3/15/18                                      400           421
New York City Industrial
Development
Agency Airport Revenue Bonds,
Series A (AMT), Airis JFK I LLC
Project,
5.50%, 7/1/28                                       500           479
New York City Industrial
Development
Agency Civic Facilities Revenue
Bonds, Polytechnic University
Project,
6.13%, 11/1/30                                      500           529
New York City Municipal Water
Finance
Authority Water & Sewer Systems
Revenue Bonds, Series A,
5.13%, 6/15/34                                      500           519
-------------------------------------------------------------------------
                                                                2,722
-------------------------------------------------------------------------
NORTH CAROLINA - 3.1%
North Carolina Eastern
Municipal
Power Agency Power Systems
Revenue Bonds, Series D,
6.45%, 1/1/14                                       385           437
North Carolina Eastern
Municipal
Power Agency Power Systems
Revenue Refunding Bonds,
Series B,
6.13%, 1/1/09                                       500           560
North Carolina Municipal Power
Agency No.1 Catawba Electric
Revenue Bonds, Series B,
6.38%, 1/1/13                                       500           568
-------------------------------------------------------------------------
                                                                1,565
-------------------------------------------------------------------------
OKLAHOMA - 2.5%
Langston Economic Development
Authority Student Housing Revenue
Bonds, Series A, Langston
Community Development Corp.,
7.75%, 8/1/30                                       500           505

SEE NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  49  FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)          (000S)
-------------------------------------------------------------------------
MUNICIPAL BONDS - 94.9% - CONTINUED
OKLAHOMA - 2.5% - (CONTINUED)
Oklahoma Development Finance
Authority Revenue Bonds, Series A,
Continuing Care Retirement,
Inverness Village,
8.00%, 2/1/32                                     $750          $750
-------------------------------------------------------------------------
                                                               1,255
-------------------------------------------------------------------------
OREGON - 1.5%
Klamath Falls Electric Revenue
Refunding Bonds, Senior Lien -
Klamath Cogen,
5.88%, 1/1/16                                      750           761
-------------------------------------------------------------------------
PENNSYLVANIA - 9.0%
Allegheny County Hospital Development
Authority Revenue Bonds, Series A,
Covenant at South Hills Project,
8.75%, 2/1/31                                      500           549
Beaver County IDA PCR Refunding
Bonds, Series A, Cleveland Electric
Illuminating Co.,
7.75%, 7/15/25                                     100           108
Carbon County IDA Resource Recovery
Refunding Bonds (AMT), Panther
Creek Partners Project,
6.65%, 5/1/10                                      500           529
Montgomery County Higher Education
& Health Authority Revenue Bonds,
Series A, Philadelphia Geriatric
Center,
7.25%, 12/1/19                                     500           513
Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue Bonds, Series A (AMT),
Amtrak Project,
6.13%, 11/1/21                                     500           476
Pennsylvania Economic Development
Financing Authority Exempt Facility
Revenue Bonds, Series A (AMT),
National Gypsum Co., Shippingport
Project,
6.25%, 11/1/27                                     400           365
Pennsylvania State Higher Educational
Facilities Authority Student Housing
Revenue Bonds, Series A, Student
Association, Inc. Project,
6.75%, 9/1/32                                      490           518
Pennsylvania Turnpike Commission
Revenue Bonds, Series R
(AMBAC Insured),
5.00%, 12/1/30                                  $1,000        $1,030
Philadelphia Hospitals & Higher
Education Facilities Revenue Bonds,
Chestnut Hill College,
6.00%, 10/1/29                                     500           488
-------------------------------------------------------------------------
                                                               4,576
-------------------------------------------------------------------------
PUERTO RICO - 1.0%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Revenue Bonds
(AMT), AES Puerto Rico Project,
6.63%, 6/1/26                                      500           522
-------------------------------------------------------------------------
SOUTH CAROLINA - 0.6%
Florence County IDR Bonds,
Stone Container Corp.,
7.38%, 2/1/07                                      320           324
-------------------------------------------------------------------------
TENNESSEE - 4.2%
Knox County Health Educational &
Housing Facilities Board Revenue
Bonds, Baptist Health System of East
Tennessee,
6.50%, 4/15/31                                     750           784
Memphis-Shelby County Airport
Authority Special Facilities Revenue
Refunding Bonds, Federal Express
Corp.,
5.00%, 9/1/09                                      750           789
Metropolitan Government Nashville &
Davidson County Health & Education
Facility Board Revenue Bonds,
Meharry Medical College Project
(AMBAC Insured), Prerefunded,
6.88%, 12/1/04                                     500           566
-------------------------------------------------------------------------
                                                               2,139
-------------------------------------------------------------------------
TEXAS - 8.1%
Austin City Convention Center Revenue
Bonds, Series A, Convention
Enterprise, Inc., First Tier,
6.70%, 1/1/32                                      700           735
Brazos River PCR Refunding Bonds,
Series C (AMT), TXU Electric Co.
Project,
5.75%, Mandatory Put 11/1/11                       750           783

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  50  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)          (000S)
-------------------------------------------------------------------------
MUNICIPAL BONDS - 94.9% - CONTINUED
TEXAS - 8.1% - (CONTINUED)
El Paso City
International Airport
Revenue Refunding Bonds, Special
Facilities, Marriott Corp. Project,
7.88%, 3/1/22                                     $500          $507
Houston Industrial Development Corp.
Revenue Bonds (AMT), Air Cargo,
6.38%, 1/1/23                                      500           503
Sam Rayburn Municipal Power Agency
Power Supply System Revenue
Refunding Bonds, Series A,
6.00%, 10/1/21                                     500           529
Texas State Turnpike Authority Central
Texas Turnpike System Revenue
Bonds, Series A, First Tier
(AMBAC Insured),
5.50%, 8/15/39                                   1,000         1,085
-------------------------------------------------------------------------
                                                               4,142
-------------------------------------------------------------------------
VERMONT - 0.7%
Vermont Educational & Health Buildings
Financing Agency Healthcare Facility
Revenue Bonds, Copley Manor
Project,
6.15%, 4/1/19                                      500           351
-------------------------------------------------------------------------
VIRGINIA - 1.0%
Charles City County IDA Solid Waste
Dispository Revenue Bonds (AMT),
Waste Management, Inc. Project,
6.25%, Mandatory Put 4/1/12                        500           528
-------------------------------------------------------------------------
WISCONSIN - 1.5%
Badger Tobacco Asset Securitization
Corp. Revenue Bonds, Asset Backed,
6.13%, 6/1/27                                      750           751
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------------
(COST $46,730)                                                48,319

                                               NUMBER          VALUE
                                             OF SHARES         (000S)
-------------------------------------------------------------------------
OTHER - 5.8%
AIM Tax Exempt Cash Reserve Fund             1,342,000        $1,342
Federated Tax Free Trust Money
Market Fund                                  1,629,371         1,630
-------------------------------------------------------------------------
TOTAL OTHER
-------------------------------------------------------------------------
(COST $2,972)                                                  2,972

-------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.7%
-------------------------------------------------------------------------
(COST $49,702)                                                51,291
Liabilities less Other Assets - (0.7)%                          (366)
-------------------------------------------------------------------------
NET ASSETS - 100.0%                                          $50,925

SEE NOTES TO THE FINANCIAL STATEMENTS.


                        NORTHERN FUNDS SEMIANNUAL REPORT  51  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX - EXEMPT FUND

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 103.9%
ALABAMA - 0.2%
Mobile County Water Sewer & Fire
Protection Authority Revenue
Refunding Bonds (FGIC Insured),
5.25%, 9/1/07                                  $1,485         $1,563
--------------------------------------------------------------------
ALASKA - 0.1%
Alaska State Housing Financial Corp.
Revenue Bonds, Series A
(G.O. of Corp.),
6.00%, 12/1/40                                    590            627
--------------------------------------------------------------------
ARIZONA - 2.7%
Arizona School Facilities Board
Revenue Bonds, State School
Improvement,
5.50%, 7/1/10                                   5,000          5,795

Maricopa County Peoria Unified
School District No. 11 G.O. Bonds,
Project of 1991, Prerefunded,
5.60%, 7/1/05                                   2,000          2,225

Phoenix Civic Improvement Corp.
Revenue Bonds, Junior Lien
(FGIC Insured),
5.25%, 7/1/10                                   5,280          6,016

Salt River Project Agricultural
Improvement & Power District
Electricity System Revenue
Refunding Bonds, Series A,
5.50%, 1/1/05                                   1,000          1,082

Salt River Project Agricultural
Improvement & Power District
Electricity System Revenue
Refunding Bonds, Series A, Salt
River Project,
5.00%, 1/1/09                                   3,745          4,169
--------------------------------------------------------------------
                                                              19,287
--------------------------------------------------------------------
CALIFORNIA - 8.5%
Bay Area Government Association
Rapid Transit Bart SFO Extension
Revenue Bonds, Series A, Federal
Transportation Authority Capital
Grant (AMBAC Insured),
5.00%, 6/15/08                                  3,000          3,009

California State G.O. Bonds
(AMBAC Insured),
5.00%, 10/1/18                                  3,110          3,276

California State G.O. Bonds,
5.75%, 5/1/30                                   5,000          5,542

California State G.O. Refunding Bonds
(FSA Insured),

5.25%, 2/1/10                                  $6,460         $7,434
California State RAN, Series A,
2.50%, 10/25/02                                20,000         20,013

Escondido Union School District
Bonds, Series A (FSA Insured),
5.25%, 8/1/22                                   1,000          1,082

Foothill/Eastern Transportation
Corridor Agency Toll Road Senior
Lien Capital Appreciation Revenue
Bonds, Series A, Senior Lien,
Escrowed to Maturity,
0.00%, 1/1/05                                   1,000            965

Los Angeles City G.O. Bonds, Series A
(MBIA Insured),
5.25%, 9/1/12                                  10,000         11,777

Menlo Park G.O. Bonds,
5.25%, 8/1/27                                   1,000          1,079

San Joaquin Hills Transportation
Corridor Agency Toll Road Capital
Appreciation Revenue Bonds,
Senior Lien, Escrowed to Maturity,
0.00%, 1/1/26                                   9,825          3,180

Southern California Public Power
Authority Revenue Refunding
Bonds, Series A, San Juan Unit 3
(FSA Insured),
5.38%, 1/1/10                                   2,000          2,329
--------------------------------------------------------------------
                                                              59,686
--------------------------------------------------------------------
COLORADO - 2.4%
Arapahoe County School District No. 5
Cherry Creek G.O. Refunding Bonds,
Series A (State Aid Withholding),
5.25%, 12/15/04                                 5,040          5,256

Colorado Educational & Cultural
Facilities Authority Revenue Bonds,
Student Housing University of
Colorado Foundation Project
(AMBAC Insured),
5.38%, 7/1/20                                   2,460          2,702
5.38%, 7/1/21                                   2,590          2,825

Colorado Housing & Finance Authority
Multifamily VRDB, Series A-1,
Class III (MBIA Insured),
1.70%, 10/2/02                                  1,800          1,800

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                            PRINCIPAL
                                              AMOUNT         VALUE
                                              (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 103.9% - CONTINUED
COLORADO - 2.4% - (CONTINUED)
Metro Wastewater Reclamation
District Gross Revenue Refunding
Bonds, Series B (MBIA Insured),
6.75%, 4/1/03                                  $2,000         $2,052

Metro Wastewater Reclamation
District Gross Revenue Refunding
Bonds, Sewer Project,
5.45%, 4/1/12                                   2,000          2,231
--------------------------------------------------------------------
                                                              16,866
--------------------------------------------------------------------
CONNECTICUT - 1.6%
Connecticut State G.O. Refunding
Bonds, Series E (FSA Insured),
5.00%, 11/15/10                                10,000         11,355
--------------------------------------------------------------------
FLORIDA - 5.5%
Broward County G.O. Refunding
Bonds, Series B,
5.00%, 1/1/10                                  10,000         11,163

Dade County Water & Sewer System
Revenue Bonds (FGIC Insured),
6.25%, 10/1/06                                  3,375          3,892

Florida State Board Education G.O.
Refunding Bonds, Series B, Public
Education (MBIA Insured),
5.00%, 6/1/23                                   3,475          3,624

Florida State Division of Board Finance
Department General Services
Revenue Bonds, Department of
Environmental Preservation 2000-A
(AMBAC Insured), Prerefunded,
5.50%, 7/1/05                                   3,000          3,329

Heritage Palms Community
Development District Capital
Improvement Revenue Bonds,
6.25%, 11/1/04                                  1,190          1,213

Lakeland Energy System VRDB,
Series A,
1.70%, 10/2/02                                  7,400          7,400

Orlando City Utilities Commission
Water & Electric Revenue Refunding
Bonds, Series A,
5.00%, 10/1/14                                  2,000          2,123

Tampa Bay Water Utility System
Revenue Bonds, Series B
(FGIC Insured),
5.00%, 10/1/31                                  5,000          5,161

Vista Lakes Community Development
District Capital Improvement
Revenue Bonds, Series B,
6.35%, 5/1/05                                    $600           $614
--------------------------------------------------------------------
                                                              38,519
--------------------------------------------------------------------
GEORGIA - 1.6%
Fulton County Facilities Corp. COP,
Fulton County Public Purpose
Project (AMBAC Insured),
5.50%, 11/1/18                                  5,000         5,576

Georgia Municipal Electric Authority
Revenue Bonds, Series W,
6.40%, 1/1/07                                   1,780         2,037

Georgia Municipal Electric Authority
Revenue Bonds, Series W,
Escrowed to Maturity, Prerefunded,
6.40%, 1/1/07                                     220            255

Municipal Electric Authority Revenue
Bonds, Series A, Combustion
Turbine Project (MBIA Insured),
5.00%, 11/1/24                                  3,400          3,462
--------------------------------------------------------------------
                                                              11,330
--------------------------------------------------------------------
ILLINOIS - 4.7%
Chicago City O'Hare International
Airport Revenue Bonds, Series A,
Passenger Facilities Charge
(AMBAC Insured),
5.60%, 1/1/09                                   5,000          5,582

Chicago City Park District
Parking
Facilities Revenue Bonds
(ACA Insured),
6.25%, 1/1/15                                   5,480          6,057

Chicago City Wastewater Transmission
Revenue Bonds (FGIC Insured),
Prerefunded,
6.30%, 1/1/03                                   1,000          1,032

Chicago City Wastewater Transmission
Second Lien Revenue Bonds
(MBIA Insured), Prerefunded,
6.00%, 1/1/10                                   1,000          1,193
6.00%, 1/1/10                                   1,000          1,193

Illinois Development Finance Authority
Economic Development Revenue
Bonds, Latin School of Chicago
Project,
5.60%, 8/1/18                                     500            513
5.65%, 8/1/28                                   1,000          1,004

SEE NOTES TO THE FINANCIAL STATEMENTS.

                           NORTHERN FUNDS SEMIANNUAL REPORT 53 FIXED INCOME FUND

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS
   INTERMEDIATE TAX - EXEMPT FUND (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 103.9% - CONTINUED
ILLINOIS - 4.7% - (CONTINUED)
Illinois Development Finance Authority
Gas Supply Revenue Bonds, Series
B, Midwestern University Project,
5.75%, 5/15/16                                   $500           $531

Illinois Educational Facilities Authority
Revenue Bonds, Educational
Advancement Fund University
Center Project,
6.00%, 5/1/22                                     750            763

Illinois Educational Facilities Authority
Revenue Bonds, Field Museum
Project,
4.45%, Mandatory Put 11/1/14                    4,840          4,899
4.60%, Mandatory Put 11/1/15                    5,000          5,042

Illinois Educational Facilities Authority
Revenue Bonds, Northwestern
University Project,
4.95%, Mandatory Put 11/1/08                    3,300          3,646

Illinois Educational Facilities
Authority
Revenue Bonds, Reserve 3,
4.75%, Mandatory Put 3/1/07                     1,750          1,886
--------------------------------------------------------------------
                                                              33,341
--------------------------------------------------------------------
IOWA - 0.6%
Iowa Finance Authority Hospital
Facility Revenue Bonds, Mercy
Medical Center Project
(FSA Insured),
6.00%, 8/15/15                                  3,610          4,119
--------------------------------------------------------------------
KANSAS - 0.5%
Wichita Hospital Facilities Revenue
Refunding Bonds, Series III,
5.25%, 11/15/15                                 1,385          1,458
6.25%, 11/15/18                                 1,600          1,811
--------------------------------------------------------------------
                                                               3,269
--------------------------------------------------------------------
KENTUCKY - 1.7%
Breckinridge County Lease Program
VRDB, Series A, Association
Counties Leasing Trust,
2.05%, 10/1/02                                  6,725          6,725

Carrollton & Henderson Counties
Public Energy Authority Gas
Revenue Bonds, Series A
(FSA Insured),
4.00%, 1/1/05                                   2,665          2,799

Kentucky
State Property & Buildings
Commission Revenue Refunding
Bonds, Project No. 55,
5.00%, 9/1/09                                  $2,500         $2,611
--------------------------------------------------------------------
                                                              12,135
--------------------------------------------------------------------
LOUISIANA - 0.3%
Louisiana Public Facilities Authority
Revenue Bonds, Series B,
Ochsner Clinic Fund Project,
5.50%, 5/15/27                                  2,000          2,002
--------------------------------------------------------------------
MARYLAND - 2.5%
Maryland State & Local Facilities Loan
G.O. Bonds, Third Series,
5.60%, 10/15/05                                 3,500          3,766

Montgomery County G.O. Bonds,
8.60%, 5/1/03                                   1,000          1,041

Montgomery County G.O. Refunding
Bonds,
5.25%, 10/1/10                                  5,000          5,760

University of Maryland Auxiliary
Facility Systems & Tuition Revenue
Bonds, Series A,
5.13%, 4/1/22                                   7,000          7,425
--------------------------------------------------------------------
                                                              17,992
--------------------------------------------------------------------
MASSACHUSETTS - 2.3%
Lawrence City G.O. Bonds (AMBAC
Insured - State Aid Withholding),
5.50%, 2/1/16                                   2,625          2,988

Massachusetts Health & Educational
Facilities Authority Revenue Bonds,
Series B, Caritas Christi Obligation,
6.75%, 7/1/16                                   5,000          5,674

Massachusetts State Consolidated
Loan G.O. Bonds, Series B,
5.75%, 6/1/10                                   3,000          3,511

Massachusetts State Health &
Educational Facilities Authority
Revenue Bonds, Series B,
Partners Healthcare System,
5.25%, 7/1/12                                   3,450          3,746
--------------------------------------------------------------------
                                                              15,919
--------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT         VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 103.9% - CONTINUED
MICHIGAN - 2.1%
Michigan State Hospital Finance
Authority Revenue Bonds, Series A,
Ascension Health Credit
(MBIA Insured),
6.00%, 11/15/13                                $9,000        $10,108

Michigan State Strategic Fund Ltd.
Obligation Revenue Refunding
Bonds, Series CC, Detroit Edison Co.
Project (AMBAC Insured),
4.85%, Mandatory Put 9/1/11                     4,500          4,908
--------------------------------------------------------------------
                                                              15,016
--------------------------------------------------------------------
MINNESOTA - 2.8%
Michigan State Trunk Line Revenue
Bonds, Series A,
5.50%, 10/1/21                                  7,355          7,356

Minnesota Housing Finance Agency
SFM Revenue Bonds, Series A
(MBIA Insured),
5.35%, 7/1/17                                   1,000          1,040

Southern Minnesota Municipal Power
Agency Revenue Bonds, Series A
(AMBAC Insured),
5.00%, 1/1/10                                  10,000         11,163
--------------------------------------------------------------------
                                                              19,559
--------------------------------------------------------------------
MISSISSIPPI - 3.6%
Medical Center Educational Building
Corp. Revenue VRDB, Adult Hospital
Project (AMBAC Insured),
1.70%, 10/3/02                                 25,300         25,300
--------------------------------------------------------------------
MISSOURI - 0.3%
Missouri State G.O. Bonds, Series A,
Fourth State Building,
7.00%, 4/1/03                                   2,000          2,055
--------------------------------------------------------------------
NEBRASKA - 0.2%
American Public Energy Agency Gas
Supply Revenue Bonds, Series C,
Nebraska Public Gas Agency
Project (AMBAC Insured),
4.00%, 9/1/06                                   1,450          1,546
--------------------------------------------------------------------
NEW JERSEY - 0.7%
New Jersey State Health Care
Facilities Financing Authority
Revenue Refunding Bonds,
Atlantic City Medical Center,
6.25%, 7/1/17                                   1,000          1,122

New Jersey State Transit Corp.
Revenue Capital Grant Anticipation
Notes, Series A (AMBAC Insured),
5.13%, 2/1/04                                    $950           $953

Port Authority New York & New Jersey
Revenue Bonds, Series 94,
5.70%, 12/1/10                                  3,000          3,257
--------------------------------------------------------------------
                                                               5,332
--------------------------------------------------------------------
NEW MEXICO - 0.9%
Santa Fe City Gross Receipts TRB,
6.00%, 6/1/11                                   5,250          6,059
--------------------------------------------------------------------
NEW YORK - 23.0%
Long Island Power Authority G.O.
Bonds, Series A (FSA Insured),
5.50%, 12/1/12                                  5,000          5,891

Metropolitan Transportation
Authority
Dedicated Tax Fund Revenue Bonds,
Series A (FGIC Insured),
5.25%, 11/15/22                                10,000         10,656

Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds,
Series A (FGIC Insured),
Prerefunded,
6.13%, 4/1/10                                   3,815          4,594

Metropolitan Transportation Authority
Revenue Refunding Bonds, Series A,
5.13%, 1/1/24                                   3,000          3,122

Municipal Assistance Corp. for the City
of New York Revenue Bonds,
Series H (G.O. of Corp.),
6.25%, 7/1/07                                  10,000         11,690

Nassau County Interim Finance
Authority Revenue Bonds, Series A,
Sales Tax Secured,
5.63%, 11/15/20                                 5,000          5,258

New York City G.O. Bonds, Series A,
6.00%, 5/15/19                                  3,000          3,352

New York City G.O. Bonds, Series F,
5.50%, 8/1/06                                   2,000          2,210

New York City G.O. Refunding Bonds,
Series B,
5.00%, 8/1/07                                   5,000          5,474
5.25%, 8/1/09                                   1,000          1,111

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 55 FIXED INCOME FUNDS

FIXED INCOME FUNDS

 SCHEDULE OF INVESTMENTS
 INTERMEDIATE TAX - EXEMPT FUND (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 103.9% - CONTINUED
NEW YORK - 23.0% - (CONTINUED)
New York City IDA Special Airport
Facilities Revenue Bonds, Series A
(AMT) Airis JFK I LLC Project,
6.00%, 7/1/27                                    $500           $504

New York City Municipal Water
Finance Authority Water & Sewer
Systems Revenue Bonds, Series A
(AMBAC-TCRS Insured),
5.13%, 6/15/21                                  3,000          3,118

New York City Municipal Water
Finance Authority Water & Sewer
Systems Revenue Bonds, Series A
(MBIA-IBC Insured)
5.63%, 6/15/19                                  2,000          2,198

New York City Transit Authority
Metropolitan Transportation
Authority Triborough COP, Series A
(AMBAC Insured),
5.25%, 1/1/29                                  10,000         10,511

New York City Transitional Finance
Authority Revenue Bonds, Series C,
Future Tax Secured,
5.88%, 11/1/14                                  5,000          5,842

New York State Dormitory Authority
Revenue Bonds, State University
Educational Facilities, Prerefunded,
5.50%, 5/15/06                                  3,000          3,423

New York State Dormitory Authority
Revenue Bonds, Series A,
School Districts Financing Project
(MBIA Insured),
5.25%, 10/1/11                                  6,755          7,764
5.38%, 10/1/22                                  5,000          5,425

New York State Dormitory Authority
Revenue Bonds, Series B
(FGIC Insured),
5.25%, Mandatory Put 5/15/12                    5,000          5,679

New York State Dormitory Authority
Revenue Bonds, Series B,
5.25%, Mandatory Put 5/15/12                   15,630         17,549

New York State Dormitory Authority
Revenue Bonds, Series C, State
University Educational Facilities
(FSA Insured),
5.75%, 5/15/17                                  4,000          4,804

New York State Environmental
Facilities Corp. Revenue Bonds,
Series A, State Clean Water &
Drinking Revolving Funds,
6.00%, 6/15/16                                 $1,500         $1,738

New York State G.O. Refunding Bonds,
Series C,
6.00%, 10/1/06                                  2,000          2,235

New York State Mortgage Agency
Revenue Bonds, 26th Series,
5.85%, 4/1/17                                   1,570          1,670

New York State Power Authority G.O.
Revenue & General Purpose Bonds
(First Union National Bank LOC),
2.90%, Mandatory 9/2/03                         5,000          5,069

New York State Thruway Authority
Highway & Bridge Trust Fund
Revenue Bonds, Series A
(FGIC Insured),
5.25%, 4/1/09                                  10,000         11,298

New York State Thruway Authority
Highway & Bridge Trust Fund
Revenue Bonds, Series A
(FSA Insured), Prerefunded,
6.00%, 4/1/10                                   1,000          1,204

New York State Thruway Authority
Service Contract Revenue Bonds,
Local Highway & Bridge
(AMBAC Insured),
5.38%, 4/1/18                                   2,500          2,734

New York State Thruway Authority
Transportation Income TRB,
Series A,
5.25%, 3/15/11                                  5,000          5,698

New York State Urban Development
Corp. Subordinate Lien Revenue
Bonds (G.O. of Corp.),
5.50%, 7/1/16                                   1,250          1,353

Triborough Bridge & Tunnel Authority
Revenue Bonds, Series Q,
Triborough General Purpose,
5.00%, 1/1/17                                   3,470          3,473

Triborough Bridge & Tunnel Authority
Revenue Refunding Bonds, Series B,
5.00%, 11/15/10                                 5,000          5,624
--------------------------------------------------------------------
                                                             162,271
--------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT         VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 103.9% - CONTINUED
NORTH CAROLINA - 3.2%
North Carolina Eastern Municipal
Power Agency Power Systems
Revenue Refunding Bonds, Series A,
5.20%, 1/1/10                                  $2,505         $2,686

North Carolina Eastern Municipal
Power Agency Power Systems
Revenue Refunding Bonds, Series B,
6.00%, 1/1/06                                   1,500          1,642
6.13%, 1/1/09                                   9,425         10,554

North Carolina Municipal Power
Agency No. 1 Catawba Electric
Revenue Refunding Bonds,
(MBIA Insured),
5.75%, 1/1/15                                   7,410          7,479
--------------------------------------------------------------------
                                                              22,361
--------------------------------------------------------------------
OHIO - 1.3%
Akron City G.O. Bonds,
5.75%, 12/1/17                                  1,000          1,145

Ohio Housing Finance Agency
Mortgage Revenue Bonds,
Series C (AMT), Residential
Mortgage-Backed Securities
(Colld. by GNMA Securities),
5.15%, 3/1/13                                   2,020          2,125

Ohio State Turnpike Commission
Revenue Refunding Bonds, Series B
(FSA Insured),
5.25%, 2/15/09                                  5,000          5,651
--------------------------------------------------------------------
                                                               8,921
--------------------------------------------------------------------
OKLAHOMA - 0.2%
Oklahoma Development Financing
Authority Revenue Refunding
Bonds, Series A, Hillcrest
Healthcare System,
5.63%, 8/15/29                                  2,000          1,501
--------------------------------------------------------------------
OREGON - 0.9%
Port of Portland Revenue Bonds,
Series A, Portland International
Airport (AMBAC Insured),
5.50%, 7/1/24                                   2,000          2,148

Portland City Airport Way Urban
Renewal & Redevelopment Tax
Increment Bonds, Series A
(AMBAC Insured),
6.00%, 6/15/16                                  3,450          4,039
--------------------------------------------------------------------
                                                               6,187
--------------------------------------------------------------------
PENNSYLVANIA - 4.2%
Allegheny County Port Authority
Transportation Special Revenue
Bonds (MBIA Insured), Prerefunded,
6.00%, 3/1/09                                  $2,565         $3,049

Pennsylvania Economic Development
Financing Authority Exempt
Facilities Revenue Bonds, Series A
(AMT), Amtrak Project,
6.13%, 11/1/21                                  1,200          1,143

Pennsylvania Housing Finance Agency
SFM Revenue Bonds, Series 72A
(AMT),
4.80%, 4/1/12                                     750            790

Pennsylvania State COP Bonds,
Series A (AMBAC Insured),
5.00%, 7/1/15                                   2,000          2,058

Pennsylvania State G.O. Bonds,
Second Series,
5.00%, 9/15/09                                 10,000         11,243

Pennsylvania State Higher
Education
Revenue Bonds, Capital
Acquisition
(MBIA Insured), Prerefunded,
6.00%, 12/15/10                                 1,815          2,192
6.13%, 12/15/10                                 1,925          2,343

Pennsylvania State Higher Educational
Facilities Authority Revenue Bonds,
Series A, UPMC Health System,
6.00%, 1/15/22                                  2,000          2,129

Pennsylvania State Intergovernmental
Cooperative Authority Special TRB,
City of Philadelphia Funding
Program (FGIC Insured),
Prerefunded,
6.75%, 6/15/05                                  1,300          1,471

Philadelphia City Water & Wastewater
Revenue Bonds, Series A
(AMBAC Insured),
5.13%, 8/1/27                                   3,000          3,098
--------------------------------------------------------------------
                                                              29,516
--------------------------------------------------------------------
PUERTO RICO - 1.9%
Puerto Rico Commonwealth TRAN,
2.50%, 7/30/03                                  5,000          5,043

Puerto Rico Electric Power Authority
Revenue Refunding Bonds,
Series KK (FSA Insured),
5.25%, 7/1/12                                   7,000          8,174
--------------------------------------------------------------------
                                                              13,217
--------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 57 FIXED INCOME FUNDS

FIXED INCOME FUNDS

 SCHEDULE OF INVESTMENTS
 INTERMEDIATE TAX - EXEMPT FUND (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 103.9% - CONTINUED
SOUTH CAROLINA - 1.6%
South Carolina State Public Service
Authority Revenue Refunding
Bonds, Series B (FGIC Insured),
6.50%, 1/1/05                                  $5,000         $5,524

South Carolina State Public Service
Authority Revenue Refunding
Bonds, Series D (FSA Insured),
5.00%, 1/1/10                                   5,430          6,062
--------------------------------------------------------------------
                                                              11,586
--------------------------------------------------------------------
TENNESSEE - 1.2%
Memphis-Shelby County Airport
Authority General Revenue Bonds,
Series D (AMT) (AMBAC Insured),
6.25%, 3/1/15                                   2,000          2,318

Metropolitan Government Nashville &
Davidson County G.O. Refunding &
Improvement Bonds, Series A & B,
5.00%, 10/15/10                                 5,000          5,631

Shelby County Health, Educational &
Housing Facilities Board Revenue
Bonds, St. Jude's Children's
Research,
4.65%, 7/1/04                                     700            732
--------------------------------------------------------------------
                                                               8,681
--------------------------------------------------------------------
TEXAS - 10.8%

Austin City Utilities Systems Revenue
Refunding Bonds (AMBAC Insured),
Prerefunded,
6.25%, 11/15/02                                10,500         10,772

Austin City Utilities Systems Revenue
Refunding Bonds (FSA Insured),
5.13%, 11/15/17                                 3,000          3,246

Austin City Utilities Systems Revenue
Refunding Bonds, Series A
(MBIA Insured), Prerefunded,
6.00%, 11/15/02                                 1,325          1,359

Ennis Independent School District 903
G.O. Capital Appreciation Refunding
Bonds (PSF Gtd.),
0.00%, 8/15/26                                  3,365            851

Frisco Independent School District
Building G.O. Bonds (PSF Gtd.),
6.50%, 8/15/14                                  1,535          1,933

Harris County Health Facilities
Development Authority Revenue
Bonds, Series A, Christus Health
(MBIA Insured),
5.25%, 7/1/07                                    $500           $551

Harris County Toll Road Senior
Subordinate Lien Revenue
Refunding Bonds (AMBAC Insured),
4.95%, 8/15/06                                  7,450          8,024

Harris County-Houston Sports
Authority Junior Lien Revenue
VRDB, Series C (MBIA Insured),
1.70%, 10/3/02                                 12,800         12,800

Sabine River Authority PCR Refunding
Bonds, Series A, TXU Electronic Co.
Project,
5.50%, Mandatory Put 11/1/11                    5,000          5,000

Sam Rayburn Municipal Power
Agency Revenue Refunding Bonds,
5.50%, 10/1/10                                  1,000          1,077
6.00%, 10/1/16                                  1,000          1,072
6.00%, 10/1/21                                  1,250          1,322

San Antonio City Electricity & Gas
Revenue Refunding Bonds, Series A,
5.25%, 2/1/14                                   2,500          2,752

Texas A & M University Revenue
Bonds, Financing System,
4.50%, 5/15/18                                  4,445          4,525

Texas State Turnpike Authority
Anticipation Notes, Second Tier,
5.00%, 6/1/08                                  19,000         21,048
--------------------------------------------------------------------
                                                              76,332
--------------------------------------------------------------------
UTAH - 1.1%
Emery County Adjustable Refunding
VRDB, Pacificorp Projects
(AMBAC Insured),
2.05%, 10/1/02                                  7,800          7,800
--------------------------------------------------------------------
VIRGIN ISLANDS - 0.5%
Virgin Islands PFA Revenue Bonds,
Series A, Gross Receipts Tax Lien
Note,
5.63%, 10/1/10                                  3,000          3,253
--------------------------------------------------------------------
VIRGINIA - 4.1%
Arlington County G.O. Bonds,
5.80%, 12/1/02                                  3,250          3,274

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                              PRINCIPAL
                                                AMOUNT         VALUE
                                                (000S)        (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 103.9% - CONTINUED
VIRGINIA - 4.1% - (CONTINUED)
Richmond City G.O. Bonds
(FSA Insured),
5.13%, 1/15/05                                 $5,710         $6,150

Virginia Commonwealth
Transportation
Board Revenue Bonds, Federal
Highway Reimbursement Notes,
5.00%, 10/1/10                                  5,000          5,646

Virginia Housing Development
Authority Commonwealth Mortgage
Revenue Bonds, Subseries J-1
(MBIA Insured - G.O. of
Authority),
4.05%, 7/1/07                                   5,000          5,260
4.75%, 1/1/12                                   3,000          3,220
4.88%, 7/1/13                                   5,265          5,586
--------------------------------------------------------------------
                                                              29,136
--------------------------------------------------------------------
WASHINGTON - 4.1%
King County Sewer Revenue Bonds,
Second Series (FGIC Insured),
6.25%, 1/1/15                                   5,020          5,903

King County Sewer Revenue
Refunding
Bonds, Series B (FSA Insured),
5.25%, 1/1/08                                   4,000          4,455

Washington State G.O. Bonds,
Series D, Motor Vehicle Fuel Tax
(FGIC Insured),
5.38%, 1/1/22                                   1,250          1,297

Washington State G.O. Bonds,
Series S-4,
5.75%, 1/1/12                                  10,000         11,519

Washington State G.O. Refunding
Bonds, Series R-03A, Various
Purpose (MBIA Insured),
5.00%, 1/1/15                                   5,000          5,436
--------------------------------------------------------------------
                                                              28,610
--------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------
(COST $696,329)                                              732,249

                                              NUMBER           VALUE
                                            OF SHARES         (000S)
--------------------------------------------------------------------
OTHER - 0.5%

AIM Tax Exempt Cash Reserve Fund            3,322,880         $3,323

Dreyfus Tax-Exempt Cash
Management Fund                                47,732             48
--------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------
(COST $3,371)                                                  3,371


--------------------------------------------------------------------
TOTAL INVESTMENTS - 104.4%
--------------------------------------------------------------------
(COST $699,700)                                              735,620
Liabilities less Other Assets - (4.4)%                      (31,110)
--------------------------------------------------------------------
NET ASSETS - 100.0%                                         $704,510

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 59 FIXED INCOME FUNDS

FIXED INCOME FUNDS

 SCHEDULE OF INVESTMENTS                          SEPTEMBER 30, 2002 (UNAUDITED)
 SHORT - INTERMEDIATE U.S. GOVERNMENT FUND

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 58.0%
FANNIE MAE - 41.6%
5.25%, 6/15/06                                $17,000        $18,437
6.00%, 5/15/08                                 10,000         11,286
Pool #313840,
6.00%, 11/1/12                                  9,498          9,947
Pool #323783,
6.00%, 6/1/14                                  12,145         12,664
Pool #535063,
6.50%, 12/1/14                                  4,196          4,397
Pool #572669,
6.50%, 4/1/16                                   2,961          3,103
Pool #650078,
8.00%, 7/1/32                                   6,986          7,469
--------------------------------------------------------------------
                                                              67,303
--------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 5.2%
4.38%, 4/15/05                                  8,000          8,430
--------------------------------------------------------------------
FREDDIE MAC - 4.0%
3.88%, 2/15/05                                  6,000          6,231
Pool #410092,
5.18%, 11/1/24                                    141            144
--------------------------------------------------------------------
                                                               6,375
--------------------------------------------------------------------
FREDDIE MAC GOLD - 4.1%
Pool #E91020,
5.50%, 8/1/17                                   6,478          6,679
--------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.1%
Pool #569843,
6.00%, 6/15/17                                  4,733          4,958
--------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------
(COST $91,430)                                                93,745

U.S. GOVERNMENT OBLIGATIONS - 39.5%
U.S. TREASURY INFLATION INDEXED BONDS - 4.2%
3.88%, 1/15/09                                 $5,500         $6,789
--------------------------------------------------------------------
U.S. TREASURY NOTES - 35.3%
6.00%, 8/15/04                                 13,000         14,038
5.88%, 11/15/04                                16,200         17,591
6.50%, 8/15/05                                 10,400         11,706
4.63%, 5/15/06                                  4,000          4,329
3.50%, 11/15/06                                 9,000          9,383
--------------------------------------------------------------------
                                                              57,047
--------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------
(COST $62,310)                                                63,836

SHORT-TERM INVESTMENT - 5.6%
FHLB Discount Note,
1.51%, 10/1/02                                  9,146          9,146
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------
(COST $9,146)                                                  9,146


--------------------------------------------------------------------
TOTAL INVESTMENTS - 103.1%
--------------------------------------------------------------------
(COST $162,886)                                              166,727
Liabilities less Other Assets - (3.1)%                       (5,074)
--------------------------------------------------------------------
NET ASSETS - 100.0%                                         $161,653

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

 SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2002 (UNAUDITED)
 TAX - EXEMPT FUND

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 101.3%
ARIZONA - 2.7%
Arizona Student Loan Acquisition
Authority Revenue Refunding Bonds,
Series A-1 (AMT) (Student Loans
Gtd.),
5.90%, 5/1/24                                  $1,000         $1,069

Cochise County Unified School District
No. 68 Sierra Vista G.O. Bonds,
Series B (FGIC Insured),
9.00%, 7/1/03                                   1,375          1,450

Maricopa County Unified School District
No. 41 Gilbert G.O. Bonds,
6.25%, 7/1/15                                     235            264

Maricopa County Unified School District
No. 41 Gilbert G.O. Bonds,
Prerefunded,
6.25%, 7/1/08                                   2,765          3,283

Maricopa County Unified School District
No. 11 Peoria G.O. Bonds, Unified
Project of 1991, Prerefunded,
5.50%, 7/1/05                                   1,500          1,665

Maricopa County Unified School District
No. 69 Paradise Valley G.O. Bonds,
Series B,
8.50%, 7/1/06                                   5,500          6,688

Mesa IDA Student Housing Revenue
Bonds, Series A, ASU East/Maricopa
College,
6.00%, 7/1/32                                   1,000          1,006
--------------------------------------------------------------------
                                                              15,425
--------------------------------------------------------------------
CALIFORNIA - 12.0%
Anaheim PFA Lease Capital
Appreciation Revenue Bonds,
Series C, Public Improvements
Project (FSA Insured),
0.00%, 9/1/30                                   9,000          2,218

Bay Area Government Association Rapid
Transit Revenue Bonds, Series A,
Bart SFO Extension, Federal
Transportation Authority Capital Grant
(AMBAC Insured),
5.00%, 6/15/08                                  2,000          2,006

California Educational Facilities
Authority Capital Appreciation
Revenue Bonds, Loyola Marymount
(MBIA Insured), Prerefunded,
0.00%, 10/1/09                                 $4,000           $818

California State G.O. Bonds,
5.75%, 5/1/30                                   5,000          5,542

California State G.O. Refunding Bonds
(FSA Insured),
5.25%, 2/1/10                                     250            288

California State Revenue Anticipation
Bonds, Series A,
2.50%, 10/25/02                                 5,000          5,003

Escondido Union School District Capital
Appreciation G.O. Bonds
(FSA Insured),
0.00%, 8/1/27                                   1,645            475

Foothill Eastern Transportation Corridor
Agency Capital Appreciation Revenue
Bonds, Series A, Senior Lien,
Escrowed to Maturity,
0.00%, 1/1/29                                   6,715          1,865

Kern High School District G.O. Refunding
Bonds, Series A (MBIA Insured),
6.60%, 2/1/17                                   1,845          2,284
6.60%, 8/1/17                                   1,825          2,259

Los Angeles Convention & Exhibition
Center Authority COP, Prerefunded,
9.00%, 12/1/05                                  6,000          7,403
9.00%, 12/1/05                                  6,000          7,403

Los Angeles Department of Water &
Power Electric Plant Revenue Bonds,
6.00%, 2/15/16                                  1,060          1,128

Los Angeles Department of Water &
Power Electric Plant Revenue Bonds,
Prerefunded,
6.00%, 2/15/05                                  3,065          3,426

Los Angeles Department of Water &
Power Waterwaste Revenue
Refunding Bonds, Second Issue,
4.50%, 5/15/18                                  4,220          4,257

Menlo Park G.O. Bonds,
5.25%, 8/1/27                                   1,000          1,079

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 61 FIXED INCOME FUNDS

FIXED INCOME FUNDS

 SCHEDULE OF INVESTMENTS
 TAX - EXEMPT FUND (CONTINUED)

                                            PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 101.3% - CONTINUED
CALIFORNIA - 12.0% - (CONTINUED)
San Joaquin Hills Transportation
Corridor Agency Toll Road Capital
Appreciation Revenue Bonds,
Junior Lien, Escrowed to Maturity,
0.00%, 1/1/28                                  $9,345         $2,732

San Jose City G.O. Bonds, Library Parks
& Public Safety Project,
5.00%, 9/1/28                                   5,000          5,226

San Mateo County Community College
District Capital Appreciation G.O.
Bonds, Series A, Election of 2001
(FGIC Insured),
0.00%, 9/1/21                                   4,555          1,850

San Mateo County Community College
District G.O. Bonds, Series A,
Election of 2001 (FGIC Insured),
5.00%, 9/1/26                                   3,500          3,664

San Mateo Union High School District
Capital Appreciation G.O. Bonds,
Series B, Election of 2000
(FGIC Insured),
0.00%, 9/1/25                                   2,000            640
0.00%, 9/1/26                                   1,500            455

Santa Rosa Waste Water Capital
Appreciation G.O. Revenue Bonds,
Series B (AMBAC Insured),
0.00%, 9/1/23                                   6,400          2,292
0.00%, 9/1/25                                  11,185          3,582

Walnut Valley Unified School District
G.O. Bonds, Series A (MBIA Insured),
Escrowed to Maturity,
6.00%, 8/1/13                                   1,000          1,235
--------------------------------------------------------------------
                                                              69,130
--------------------------------------------------------------------
COLORADO - 5.0%
Colorado Health Facilities Authority
Revenue Bonds, Portercare Adventist
Health Hospital,
6.50%, 11/15/31                                 1,000          1,100

Colorado Housing & Finance Authority
Multifamily VRDB, Series A-1, Class III
(MBIA Insured),
1.70%, 10/2/02                                  3,500          3,500

Denver City & County Special Facilities
Airport Revenue Bonds, Series A
(AMT), Rental Car Project
(MBIA Insured),
6.00%, 1/1/14                                   3,360          3,828

Jefferson
County School District G.O.
Bonds (AMBAC Insured),
Prerefunded,
6.00%, 12/15/02                               $20,000        $20,389
--------------------------------------------------------------------
                                                              28,817
--------------------------------------------------------------------
CONNECTICUT - 1.9%
Connecticut State Special Tax Obligation
Revenue Bonds, Series A,
Transportation Infrastructure,
7.13%, 6/1/10                                   8,625         10,805
--------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.9%
Metropolitan Washington D.C. Airports
Authority Revenue Bonds, Series A
(AMT) (FGIC Insured),
5.25%, 10/1/32                                  5,000          5,207
--------------------------------------------------------------------
FLORIDA - 11.4%
Broward County G.O. Bonds,
Escrowed to Maturity,
10.00%, 7/1/14                                 15,950         24,366

Broward County Water & Sewer Utilities
Revenue Bonds (FGIC Insured),
6.00%, 10/1/20                                  2,000          2,039

Crossings at Fleming Island Community
Development District Special
Assessment Revenue Refunding
Bonds, Series C,
7.05%, 5/1/15                                   2,000          2,163

Florida State Board of Education Capital
Outlay G.O. Bonds,
9.13%, 6/1/14                                   2,090          3,007

Florida State Board of Education Capital
Outlay G.O. Refunding Bonds,
Escrowed to Maturity,
9.13%, 6/1/14                                     325            466

Heritage Palms Community Development
District Capital Improvement Revenue
Bonds,
6.25%, 11/1/04                                  1,560          1,590

Jacksonville Electric Authority Revenue
Bonds, Series 3C, Electric System,
5.63%, 10/1/35                                  1,000          1,013

Jacksonville Electric Authority Revenue
Bonds, Series A, Water & Sewer
System,
5.38%, 10/1/29                                  4,750          4,856

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 101.3% - CONTINUED
FLORIDA - 11.4% - (CONTINUED)
Jacksonville Electric Systems Revenue
Bonds, Series 3A,
5.50%, 10/1/41                                 $4,500         $4,724

Lakeland Energy System VRDB, Series A,
1.70%, 10/2/02                                  5,000          5,000

Orange County Health Facilities
Authority Revenue Bonds,
Adventist Health Hospital System,
5.63%, 11/15/02                                 1,850          1,910

Orange County Tourist Development Tax
Revenue Refunding Bonds, Series A
(AMBAC Insured),
4.75%, 10/1/24                                  2,015          2,028

Orlando Utilities Commission Water &
Electric Revenue Refunding Bonds,
Series D, Escrowed to Maturity,
6.75%, 10/1/17                                  6,200          7,979

Pinellas County Sewer Revenue Bonds
(MBIA Insured), Escrowed to
Maturity,
5.75%, 10/1/05                                  2,500          2,790

Poinciana Community Development
District Special Assessment Bonds,
Series A,
7.13%, 5/1/31                                   1,000          1,053

Vista Lakes Community Development
District Capital Improvement Revenue
Bonds, Series B,
6.35%, 5/1/05                                     600            614
--------------------------------------------------------------------
                                                              65,598
--------------------------------------------------------------------
GEORGIA - 3.1%
Atlanta Water & Wastewater Revenue
Bonds, Series A (MBIA Insured),
5.00%, 11/1/33                                  5,045          5,212

Forsyth County G.O. Bonds,
6.00%, 3/1/18                                   3,290          3,816

Gainesville & Hall County Development
Authority Revenue Bonds, Series C,
Senior Living Facilities - Lanier
Village,
7.25%, 11/15/29                                 2,000          2,021

Georgia Municipal Electric Authority
Power Revenue Bonds, Series B
(FGIC Insured),
6.38%, 1/1/16                                   2,300          2,876

Municipal Electric Authority Revenue
Bonds, Series A, Combustion Turbine
Project (MBIA Insured),
5.00%, 11/1/24                                 $3,000         $3,055

Private Colleges & Universities Authority
Student Housing Revenue Bonds,
Series A, Mercer Housing Corp.
Project,
6.00%, 6/1/21                                   1,000          1,030
--------------------------------------------------------------------
                                                              18,010
--------------------------------------------------------------------
ILLINOIS - 5.0%
Chicago City G.O. Bonds, Series A
(FGIC Insured), Prerefunded,
6.75%, 7/1/10                                  10,000         12,553

Chicago City O'Hare International
Airport Revenue Bonds, Series A,
Passenger Facilities Charge
(AMBAC Insured),
5.60%, 1/1/09                                   5,000          5,582

Chicago Park District Parking Facilities
Revenue Bonds (ACA Insured),
6.00%, 1/1/19                                   3,000          3,210

Illinois Development Finance Authority
VRDB, Uhlich Childrens Home Project
(American National B&T LOC),
1.70%, 10/2/02                                  5,600          5,600

Illinois Development Finance Authority
Economic Development Revenue
Bonds, Latin School of Chicago
Project,
5.60%, 8/1/18                                     350            359
5.65%, 8/1/28                                     730            733

Illinois Educational Facilities Authority
Student Housing Revenue Bonds,
Educational Advancement Fund
University Center Project,
6.00%, 5/1/22                                     750            763
--------------------------------------------------------------------
                                                              28,800
--------------------------------------------------------------------
INDIANA - 5.6%
Franklin Township Independent School
Building Corp. Marion County First
Mortgage Revenue Bonds,
Prerefunded,
6.50%, 7/15/10                                  5,000          6,239

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 63 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  TAX - EXEMPT FUND (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 101.3% - CONTINUED
INDIANA - 5.6% - (CONTINUED)
Hamilton County Independent Public
Building Corp. First Mortgage G.O.
Bonds,
7.25%, 8/1/13                                  $4,200         $5,511

Indiana HFA SFM Revenue Bonds,
Series C-3 (AMT),
6.30%, 7/1/31                                   1,190          1,215

Indiana Municipal Power Agency Power
Supply System Revenue Refunding
Bonds, Series B (MBIA Insured),
6.00%, 1/1/12                                   1,810          2,168

Indiana Office Building Commission
Capital Complex Revenue Bonds,
Series B (MBIA Insured),
7.40%, 7/1/15                                   5,620          7,599

Indianapolis City Industrial Utilities
District Revenue Refunding Bonds,
Series B (FGIC Insured),
3.50%, 6/1/18                                   3,280          3,025

Indianapolis City Industrial Utilities
District Revenue Refunding Bonds,
Series B (FGIC Insured),
Escrowed to Maturity,
5.00%, 6/1/06                                   1,740          1,918
4.00%, 6/1/08                                   2,275          2,431

Monroe County Hospital Authority
Revenue Bonds, Series B,
Bloomington Hospital Obligation
Group (FSA Insured),
6.00%, 5/1/29                                   2,000          2,215
--------------------------------------------------------------------
                                                              32,321
--------------------------------------------------------------------
KANSAS - 0.3%
Wichita Hospital Facilities Revenue
Refunding Bonds, Series III,
6.25%, 11/15/18                                 1,685          1,907
--------------------------------------------------------------------
KENTUCKY - 1.9%
Louisville & Jefferson County
Metropolitan Sewer District Sewer &
Drain System Revenue Bonds,
Series A (MBIA Insured),
5.50%, 5/15/34                                 10,000         10,878
--------------------------------------------------------------------

MARYLAND - 0.5%
 Maryland Community Development
 Administration Department Housing &
 Community Development Revenue
 Bonds, Series D (AMT) (FHA Insured),
 6.20%, 9/1/20                                 $1,750         $1,899
 6.25%, 9/1/32                                    925            992
--------------------------------------------------------------------
                                                               2,891
--------------------------------------------------------------------
MASSACHUSETTS - 3.6%
Massachusetts State Development
Finance Agency Revenue Bonds,
Series P, Boston University (G.O. of
Institution),
5.38%, 5/15/39                                  2,000          2,019
6.00%, 5/15/59                                  2,000          2,228

Massachusetts State G.O. Bonds,
Series D (MBIA Insured),
5.00%, 8/1/27                                   2,000          2,073

Massachusetts State G.O. Refunding
Bonds, Series A (AMBAC Insured),
5.75%, 8/1/10                                   5,000          5,875

Massachusetts State Health &
Educational Facilities Authority
Revenue Bonds, Series A,
Caritas Christi Obligation Group,
5.63%, 7/1/20                                   3,150          3,124

Massachusetts State Water Pollution
Abatement Revenue Bonds, Series A,
MWRA Program,
6.00%, 8/1/19                                   3,000          3,680

Massachusetts State Water Resources
Authority G.O. Revenue Bonds,
Series A (FSA Insured),
4.75%, 8/1/27                                   2,000          2,006
--------------------------------------------------------------------
                                                              21,005
--------------------------------------------------------------------
MINNESOTA - 1.4%
Minnesota Housing Finance Agency
SFM Revenue Bonds,
5.70%, 1/1/17                                   1,940          2,127

Minnesota Housing Finance Agency
SFM Revenue Bonds, Series A
(MBIA Insured),
5.35%, 7/1/17                                   1,000          1,039

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 101.3% - CONTINUED
MINNESOTA - 1.4% - (CONTINUED)

Southern Minnesota Municipal Power
Agency Revenue Bonds, Series A
(AMBAC Insured),
5.00%, 1/1/10                                  $4,355         $4,862
--------------------------------------------------------------------
                                                               8,028
--------------------------------------------------------------------
MISSISSIPPI - 1.7%
Medical Center Educational Building
Corp. Revenue VRDB, Adult Hospital
Project (AMBAC Insured),
1.70%, 10/3/02                                  9,700          9,700
--------------------------------------------------------------------
NEVADA - 0.4%
Nevada State G.O. Refunding Bonds,
Nevada Municipal Bond Bank
Project 20-23A, Escrowed to Maturity,
7.20%, 7/1/06                                   2,540          2,564
--------------------------------------------------------------------
NEW JERSEY - 0.7%
New Jersey State Health Care Facilities
Financing Authority Revenue
Refunding Bonds, Atlantic City
Medical Center,
6.25%, 7/1/17                                   1,000          1,122

New Jersey State Transit Corp. Capital
Grant Anticipation Revenue Bonds,
Series A (AMBAC Insured),
5.13%, 2/1/04                                   1,125          1,128

New Jersey State Turnpike Authority
Revenue Refunding Bonds, Series A,
6.75%, 1/1/08                                   2,000          2,025
--------------------------------------------------------------------
                                                               4,275
--------------------------------------------------------------------
NEW YORK - 18.9%
Dutchess County IDA Civic Facilities
Revenue Bonds, Bard College Civic
Facilities,
5.75%, 8/1/30                                   2,000          2,175

Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds,
Series A (FGIC Insured), Prerefunded,
4.75%, 10/1/15                                  4,190          4,645

Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds,
Series A (FSA Insured),
5.00%, 11/15/23                                 6,000          6,237

Metropolitan Transportation Authority
Revenue Refunding Bonds, Series A
(FGIC Insured),
5.25%, 11/15/31                               $10,000        $10,596

Metropolitan Transportation Authority
Revenue Refunding Bonds, Series A,
5.13%, 1/1/24                                   5,000          5,204

Nassau County Interim Finance
Authority Revenue Bonds, Series A,
Sales Tax Secured,
5.63%, 11/15/20                                 5,000          5,258

New York City IDA Special Airport
Facilities Revenue Bonds, Series A
(AMT), Airis JFK I LLC Project,
6.00%, 7/1/27                                     500            504

New York City Municipal Water Finance
Authority Water & Sewer System
Revenue Bonds, Series A
(MBIA Insured),
5.50%, 6/15/23                                  5,000          5,301

New York City Municipal Water Finance
Authority Water & Sewer System
Revenue Bonds, Series A,
5.00%, 6/15/28                                  5,000          5,167

New York City Municipal Water Finance
Authority Water & Sewer System
Revenue Bonds, Series B,
Prerefunded,
6.00%, 6/15/10                                  1,940          2,344

New York City Municipal Water Finance
Authority Water & Sewer System
Revenue Crossover Refunding Bonds,
Series B,
6.00%, 6/15/33                                  1,160          1,376

New York City Transitional Finance
Authority Revenue Bonds, Series B,
Future Tax Secured, Prerefunded,
6.00%, 5/15/10                                  4,000          4,826
6.13%, 5/15/10                                  2,000          2,430

New York State Dormitory Authority
Revenue Bonds, State University
Educational Facilities, Prerefunded,
5.50%, 5/15/06                                  2,000          2,282

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 65 FIXED INCOME FUNDS

FIXED INCOME FUNDS

 SCHEDULE OF INVESTMENTS
 TAX - EXEMPT FUND (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 101.3% - CONTINUED
NEW YORK - 18.9% - (CONTINUED)
New York State Dormitory Authority
Revenue Bonds, Series A,
University Dormitory Facilities,
6.25%, 7/1/20                                  $1,115         $1,335

New York State Dormitory Authority
Revenue Bonds, Series B
(FGIC Insured),
5.25%, Mandatory Put 5/15/12                    5,000          5,679

New York State Dormitory Authority
Revenue Bonds, Series B,
5.25%, Mandatory Put 5/15/12                   10,000         11,228

New York State G.O. Refunding Bonds,
Series A,
6.00%, 5/15/30                                  5,550          6,159

New York State Mortgage Agency
Revenue Bonds, 26th Series,
5.85%, 4/1/17                                   1,565          1,665

New York State Power Authority G.O.
Revenue & General Purpose Bonds
(First Union National Bank LOC),
2.90%, Mandatory Put 9/2/03                     5,000          5,069

New York State Thruway Authority
Service Contract Revenue Bonds,
Local Highway & Bridge
(AMBAC Insured),
5.38%, 4/1/18                                   3,110          3,401

Port Authority New York & New Jersey
Revenue Bonds, Series 109
(G.O. of Authority),
5.38%, 1/15/32                                  2,000          2,082

Port Authority of New York & New
Jersey Revenue Bonds, Series 126
(AMT) (FGIC Insured),
5.50%, 11/15/11                                 5,000          5,801

Triborough Bridge & Tunnel Authority
Revenue Bonds, Series Q,
Triborough General Purpose,
5.00%, 1/1/17                                   2,500          2,502

Triborough Bridge & Tunnel Authority
Revenue Refunding Bonds, Series B,
5.00%, 11/15/10                                 5,000          5,624
--------------------------------------------------------------------
                                                             108,890
--------------------------------------------------------------------
NORTH CAROLINA - 4.5%
North Carolina State Eastern Municipal
Power Agency Power System
Revenue Refunding Bonds, Series A,
Escrowed to Maturity,
6.50%, 1/1/18                                  $2,655         $3,407

North Carolina State Eastern Municipal
Power Agency Power System
Revenue Refunding Bonds, Series B,
7.00%, 1/1/08                                  15,000         17,444

North Carolina State Eastern Municipal
Power Agency Power System
Revenue Refunding Bonds, Series D,
6.75%, 1/1/26                                   1,250          1,378

North Carolina State Municipal Power
Agency No. 1 Catawaba Electric
Revenue Bonds, Series B,
6.00%, 1/1/20                                   3,720          3,722
--------------------------------------------------------------------
                                                              25,951
--------------------------------------------------------------------
OHIO - 0.8%
Ohio Housing Finance Agency Mortgage
Revenue Bonds, Series A-1,
Residential Mortgage-Backed
Securities (Colld. by GNMA
Securities).
5.70%, 3/1/17                                   1,145          1,206

Ohio Housing Finance Agency Mortgage
Revenue Bonds, Series C (AMT),
Residential Mortgage-Backed
Securities (Colld. by GNMA
Securities),
5.15%, 3/1/13                                   2,025          2,131

Plain Local School District G.O. Bonds
(FGIC Insured),
6.00%, 12/1/25                                  1,000          1,193
--------------------------------------------------------------------
                                                               4,530
--------------------------------------------------------------------
OKLAHOMA - 1.6%

McGee Creek Authority Water Revenue
Bonds (MBIA Insured),
6.00%, 1/1/13                                   6,000          7,259

Payne County Economic Development
Authority Student Housing Revenue
Bonds, Series A, Collegiate Housing
Foundation,
6.38%, 6/1/30                                   2,000          2,038
--------------------------------------------------------------------
                                                               9,297
--------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 101.3% - CONTINUED
OREGON - 0.6%
Oregon State Housing & Community
Services Department Mortgage
Revenue Bonds, Series E,
SFM Program (FHA Insured)
6.15%, 7/1/30                                    $935         $1,009

Oregon State Housing & Community
Services Department Mortgage
Revenue Bonds, Series F,
SFM Project,
5.55%, 7/1/30                                   2,505          2,593
--------------------------------------------------------------------
                                                               3,602
--------------------------------------------------------------------
PENNSYLVANIA - 2.6%
Allegheny County Port Authority Special
Revenue Bonds, Transportation
(MBIA Insured), Prerefunded,
6.13%, 3/1/09                                   1,635          1,955

Montgomery County Higher Education &
Health Authority Revenue Bonds,
Series A, Philadelphia Geriatric
Center,
7.38%, 12/1/30                                  3,000          3,039

Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue Bonds, Series A (AMT),
Amtrak Project,
6.25%, 11/1/31                                  1,505          1,395

Pennsylvania Housing Finance Agency
SFM Revenue Bonds, Series 72A
(AMT),
4.80%, 4/1/12                                     750            790

Pennsylvania State COP, Series A
(AMBAC Insured),
5.00%, 7/1/15                                   2,000          2,059

Pennsylvania State Higher Educational
Facilities Authority Revenue Bonds,
Series A, UPMC Health System,
6.00%, 1/15/22                                  1,750          1,863

Pennsylvania State Higher Educational
Facilities Authority Student Housing
Revenue Bonds, Series A, Student
Association, Inc. Project,
6.75%, 9/1/32                                   1,475          1,560

Philadelphia City Water & Wastewater
Revenue Bonds, Series A
(AMBAC Insured),
5.13%, 8/1/27                                   2,000          2,066
--------------------------------------------------------------------
                                                              14,727
--------------------------------------------------------------------

PUERTO RICO - 1.3%
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Bonds, Series B, Prerefunded,
6.00%, 7/1/10                                  $2,000         $2,425

Puerto Rico Commonwealth TRAN,
2.50%, 7/30/03                                  5,000          5,043
--------------------------------------------------------------------
                                                               7,468
--------------------------------------------------------------------
RHODE ISLAND - 0.6%
Rhode Island Economic Development
Corp. Airport Revenue Bonds,
Series B (FGIC Insured),
6.50%, 7/1/18                                   3,000          3,643
--------------------------------------------------------------------
SOUTH CAROLINA - 0.4%
Piedmont Municipal Power Agency
Electric Revenue Refunding Bonds,
Series A,
6.55%, 1/1/16                                   2,115          2,117
--------------------------------------------------------------------
TENNESSEE - 1.0%
Metropolitan Government Nashville &
Davidson County Refunding &
Improvement G.O. Bonds,
Series A & B,
5.00%, 10/15/10                                 5,000          5,631
--------------------------------------------------------------------
TEXAS - 5.8%
Birdville Independent School District
Capital Appreciation G.O. Bonds,
(PSF Gtd.),
0.00%, 2/15/19                                  1,795            701

Carrollton Farmers Branch Independent
School District G.O. Bonds, (PSF Gtd.),
Prerefunded,
6.00%, 2/15/09                                  3,290          3,878

Harris County Health Facilities
Development Corp. Hospital Revenue
Bonds, St. Luke's Episcopal Hospital
Project, Escrowed to Maturity,
6.63%, 2/15/12                                  1,000          1,017

Harris County Health Facilities
Development Corp. Revenue Bonds,
Series A, Christus Health
(MBIA Insured),
5.50%, 7/1/09                                   1,500          1,683

Lamar Consolidated Independent School
District G.O. Bonds (PSF Gtd.),
6.00%, 2/15/13                                  2,400          2,782

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 67 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2002 (UNAUDITED)
  TAX - EXEMPT FUND (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT          VALUE
                                               (000S)         (000S)
--------------------------------------------------------------------
MUNICIPAL BONDS - 101.3% - CONTINUED
TEXAS - 5.8% - (CONTINUED)
Parker County Hospital District
Revenue
Bonds, Campbell Health System,
6.25%, 8/15/19                                 $1,000         $1,012

Sabine River Authority PCR Refunding
Bonds, Series A, TXU Electronic Co.
Project,
5.50%, Mandatory Put 11/1/11                    5,000          5,000

Sam Rayburn Municipal Power Agency
Revenue Refunding Bonds,
5.50%, 10/1/10                                  1,000          1,077
6.00%, 10/1/16                                  1,000          1,072
6.00%, 10/1/21                                  1,250          1,322

San Antonio Electric & Gas Revenue
Bonds, Series 2000,
5.00%, 2/1/17                                   3,285          3,321

Texas State Veterans Housing
Assistance G.O. Bonds, Series C
(AMT), Fund II,
6.10%, 6/1/21                                   3,000          3,305

Waxahachie Independent School
District Capital Appreciation G.O.
Bonds (PSF Gtd.),
0.00%, 8/15/16                                    240            115
0.00%, 8/15/23                                    190             54
0.00%, 8/15/28                                    305             62
0.00%, 8/15/30                                    320             57
Waxahachie Independent School
District Capital Appreciation G.O.
Bonds, (PSF Gtd.), Prerefunded,
0.00%, 8/15/10                                  6,570          1,488
0.00%, 8/15/10                                  4,075          1,291
0.00%, 8/15/10                                  5,265          2,690
0.00%, 8/15/10                                  6,820          1,352
--------------------------------------------------------------------
                                                              33,279
--------------------------------------------------------------------
VIRGINIA - 0.9%
Richmond G.O. Refunding Bonds,
Series A, Public Improvement
(AMBAC Insured),
5.50%, 1/15/13                                  5,000          5,150
--------------------------------------------------------------------
WASHINGTON - 3.8%
King County School District No. 403 G.O.
Bonds, Prerefunded,
6.13%, 12/1/02                                  2,000          2,036

Washington State G.O. Bonds, Series A,
Prerefunded,
6.00%, 9/1/04                                   5,000          5,416

Washington State G.O. Bonds, Series B
& AT-7,
6.40%, 6/1/17                                  $4,700         $5,934

Washington State G.O. Bonds, Series B
& DD-14,
6.00%, 9/1/19                                   2,000          2,149

Washington State G.O. Bonds, Series D,
Motor Vehicle Fuel Tax (FGIC Insured),
5.38%, 1/1/22                                   1,000          1,037

Washington State G.O. Refunding Bonds,
Series R-03, Various Purpose
(MBIA Insured),
5.00%, 1/1/15                                   5,000          5,436
--------------------------------------------------------------------
                                                              22,008
--------------------------------------------------------------------
WEST VIRGINIA - 0.4%
West Virginia Housing Development
Fund Revenue Bonds, Series A,
Housing Finance,
5.65%, 5/1/18                                   1,030          1,084
5.65%, 11/1/18                                  1,040          1,095
--------------------------------------------------------------------
                                                               2,179
--------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------
(COST $536,547)                                              583,833

                                                NUMBER         VALUE
                                             OF SHARES        (000S)
--------------------------------------------------------------------
OTHER - 0.1%
AIM Tax Exempt Cash Reserve Fund              198,920            199
Dreyfus Tax-Exempt Cash
Management Fund                               326,039            326
--------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------
(COST $525)                                                      525


--------------------------------------------------------------------
TOTAL INVESTMENTS - 101.4%
--------------------------------------------------------------------
(COST $537,072)                                              584,358
Liabilities less Other Assets - (1.4)%                        (7,794)
--------------------------------------------------------------------
NET ASSETS - 100.0%                                         $576,564

SEE NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

 SCHEDULE OF INVESTMENTS                          SEPTEMBER 30, 2002 (UNAUDITED)
 U.S. GOVERNMENT FUND

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                              (000S)         (000S)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 60.4%
FANNIE MAE - 42.7%
5.00%, 5/14/07                                 $9,000         $9,323
4.25%, 7/15/07                                 31,000         32,539
6.00%, 5/15/08                                 21,000         23,701
4.38%, 9/15/12                                 20,435         20,401
Pool #250511,
6.50%, 3/1/26                                   7,155          7,439
Pool #313840,
6.00%, 11/1/12                                 26,843         28,110
Pool #609666,
6.00%, 11/1/16                                 11,355         11,803
Pool #650078,
8.00%, 7/1/32                                  20,868         22,309
--------------------------------------------------------------------
                                                             155,625
--------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 6.3%
4.38%, 4/15/05                                 22,000         23,183
--------------------------------------------------------------------
FREDDIE MAC - 5.0%
6.63%, 9/15/09                                 15,000         17,559
5.18%, 11/1/24                                    586            602
--------------------------------------------------------------------
                                                              18,161
--------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.4%
Pool #268360,
10.00%, 4/15/19                                    93            106
Pool #270288,
10.00%, 6/15/19                                   135            155
Pool #476998,
6.50%, 7/15/29                                  3,657          3,819
Pool #569888,
6.00%, 6/15/17                                 18,280         19,148
--------------------------------------------------------------------
                                                              23,228
--------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------
(COST $212,679)                                              220,197

U.S. GOVERNMENT OBLIGATIONS - 38.3%

U.S. TREASURY INFLATION INDEXED BONDS - 4.2%
3.88%, 1/15/09                                $12,600        $15,553
--------------------------------------------------------------------
U.S. TREASURY NOTES - 34.1%
5.88%, 11/15/04                                24,600         26,712
6.50%, 8/15/05                                  5,880          6,618
5.63%, 2/15/06                                 44,500         49,510
4.63%, 5/15/06                                  5,000          5,412
3.25%, 8/15/07                                  4,000          4,123
5.00%, 8/15/11                                 20,000         22,212
4.38%, 8/15/12                                  9,000          9,569
--------------------------------------------------------------------
                                                             124,156
--------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------
(COST $133,896)                                              139,709

SHORT-TERM INVESTMENT - 0.4%
FHLB Discount Note,
1.50%, 10/1/02                                  1,281          1,281
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------
(COST $1,281)                                                  1,281



--------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
--------------------------------------------------------------------
(COST $347,856)                                              361,187
Other Assets less Liabilities - 0.9%                           3,193
--------------------------------------------------------------------
NET ASSETS - 100.0%                                         $364,380

SEE NOTES TO THE FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 69 FIXED INCOME FUNDS

FIXED INCOME FUNDS

 NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Arizona Tax-Exempt, California Intermediate Tax-Exempt, Cali-fornia Tax-Exempt, Fixed Income, Florida Intermediate Tax-Exempt, Global Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Exempt and U.S. Government Funds (collectively the "Funds") are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt and Global Fixed Income Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.


Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the Fixed Income and Global Fixed Income Funds. NTI serves as the investment adviser of each of the other funds. Prior to April 1, 2002, NTI served solely as the investment adviser to the Fixed Income Fund. Northern Trust serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC, Inc. ("PFPC") serve as co-administrators to the Funds.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. Fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of investment companies are valued at net asset value. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates market value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

FIXED INCOME FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -
Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

E) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

F) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

G) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                     DECLARATION      PAYMENT
                                      FREQUENCY      FREQUENCY
Arizona Tax-Exempt                      DAILY         MONTHLY
California Intermediate Tax-Exempt      DAILY         MONTHLY
California Tax-Exempt                   DAILY         MONTHLY
Fixed Income                            DAILY         MONTHLY
Florida Intermediate Tax-Exempt         DAILY         MONTHLY
Global Fixed Income                    ANNUALLY       ANNUALLY
High Yield Fixed Income                 DAILY         MONTHLY
High Yield Municipal                    DAILY         MONTHLY
Intermediate Tax-Exempt                 DAILY         MONTHLY
Short-Intermediate U.S. Government      DAILY         MONTHLY
Tax-Exempt                              DAILY         MONTHLY
U.S. Government                         DAILY         MONTHLY

Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, deferral of realized losses and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

H) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to their shareholders.

3 BANK LOANS

The Trust maintains a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the NIBOR (New York Interbank Offering Rate).

None of the Funds had any borrowings under this agreement during the six months ended September 30, 2002.

                          NORTHERN FUNDS SEMIANNUAL REPORT 71 FIXED INCOME FUNDS

FIXED INCOME FUNDS

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented in the following table as applied to each Fund's daily net assets. For the six months ended September 30, 2002, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations.

The investment advisers also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                       ANNUAL    ADVISORY
                                      ADVISORY  FEES AFTER    EXPENSE
                                        FEES     WAIVERS    LIMITATIONS
Arizona Tax-Exempt                      0.75%     0.70%          0.85%
California Intermediate Tax-Exempt      0.75%     0.70%          0.85%
California Tax-Exempt                   0.75%     0.70%          0.85%
Fixed Income                            0.75%     0.75%          0.90%
Florida Intermediate Tax-Exempt         0.75%     0.70%          0.85%
Global Fixed Income                     0.90%     0.90%          1.15%
High Yield Fixed Income                 0.75%     0.75%          0.90%
High Yield Municipal                    0.75%     0.70%          0.85%
Intermediate Tax-Exempt                 0.75%     0.70%          0.85%
Short-Intermediate U.S. Government      0.75%     0.75%          0.90%
Tax-Exempt                              0.75%     0.70%          0.85%
U.S. Government                         0.75%     0.75%          0.90%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

FIXED INCOME FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

5 INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2002, were as follows:

                                                                                PURCHASES                             SALES
                                                                 ----------------------------------------------------------------
AMOUNTS IN THOUSANDS                                             U.S. GOVERNMENT         OTHER        U.S. GOVERNMENT       OTHER
---------------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                                                  $          -        $88,714      $             -      $86,438
California Intermediate Tax-Exempt                                             -        121,194                    -      117,632
California Tax-Exempt                                                          -        159,554                    -      161,390
Fixed Income                                                             933,230        175,274              756,466      314,605
Florida Intermediate Tax-Exempt                                                -        110,769                    -      104,303
Global Fixed Income                                                        7,288         13,655                6,757       12,191
High Yield Fixed Income                                                   15,412        154,070                    -      126,891
High Yield Municipal                                                           -         22,707                    -       12,545
Intermediate Tax-Exempt                                                        -      1,145,957                    -    1,130,813
Short-Intermediate U.S. Government                                       171,774              -              118,553            -
Tax-Exempt                                                                     -        709,117                    -      693,164
U.S. Government                                                          373,793              -              358,770            -

At September 30, 2002, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                         UNREALIZED           UNREALIZED        NET APPRECIATION        COST BASIS
AMOUNTS IN THOUSANDS                                    APPRECIATION         DEPRECIATION        (DEPRECIATION)       OF SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                                            $6,735       $          -                 $6,735            $78,021
California Intermediate Tax-Exempt                             7,329                  -                  7,329             89,626
California Tax-Exempt                                         11,615                  -                 11,615            123,180
Fixed Income                                                  23,977            (6,395)                 17,582            850,637
Florida Intermediate Tax-Exempt                                2,341               (10)                  2,331             56,417
Global Fixed Income                                            1,355              (123)                  1,232             25,767
High Yield Fixed Income                                        2,747           (24,432)               (21,685)            292,058
High Yield Municipal                                           1,942              (353)                  1,589             49,702
Intermediate Tax-Exempt                                       36,120              (200)                 35,920            699,700
Short-Intermediate U.S. Government                             3,880               (39)                  3,841            162,886
Tax-Exempt                                                    47,625              (339)                 47,286            537,072
U.S. Government                                               13,449              (118)                 13,331            347,856

                          NORTHERN FUNDS SEMIANNUAL REPORT 73 FIXED INCOME FUNDS

FIXED INCOME FUNDS

6 CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2002 were as follows:

                                                                                                                        NET
                                                                                   REINVESTMENT                      INCREASE
AMOUNTS IN THOUSANDS                                            SOLD               OF DIVIDENDS      REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                                                    939                13          (592)              360
California Intermediate Tax-Exempt                                    966                 7          (868)              105
California Tax-Exempt                                                 823                19        (1,301)            (459)
Fixed Income                                                        8,360               186        (6,272)            2,274
Florida Intermediate Tax-Exempt                                       945                24          (412)              557
Global Fixed Income                                                   640                 -          (720)             (80)
High Yield Fixed Income                                            12,268               378        (8,909)            3,737
High Yield Municipal                                                1,732                10          (509)            1,233
Intermediate Tax-Exempt                                             4,057                94        (5,643)          (1,492)
Short-Intermediate U.S. Government                                  7,876                36        (3,130)            4,782
Tax-Exempt                                                          4,318                63        (3,402)              979
U.S. Government                                                     4,224                88        (3,949)              363

Transactions of shares of the Funds for the year ended March 31, 2002 (Audited), were as follows:

                                                                                       NET
                                                                                   REINVESTMENT                      INCREASE
AMOUNTS IN THOUSANDS                                            SOLD               OF DIVIDENDS      REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                                                  1,419               111        (1,175)              355
California Intermediate Tax-Exempt                                  1,534                62        (1,902)            (306)
California Tax-Exempt                                               1,686                84        (1,805)             (35)
Fixed Income                                                       19,596             1,116       (17,907)            2,805
Florida Intermediate Tax-Exempt                                     1,551                57        (1,012)              596
Global Fixed Income                                                 1,560                19          (820)              759
High Yield Fixed Income                                            24,429               570       (14,764)           10,235
High Yield Municipal                                                1,534                15          (850)              699
Intermediate Tax-Exempt                                            12,821               677       (12,580)              918
Short-Intermediate U.S. Government                                  9,871               170        (7,088)            2,953
Tax-Exempt                                                          4,060               100        (5,297)          (1,137)
U.S. Government                                                    17,653               652       (18,980)            (675)

FIXED INCOME FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)
7 CHANGE IN INDEPENDENT ACCOUNTANT

On June 19, 2002, based on the recommendation of the Audit Committee of Northern Funds (the "Trust"), the Board of Trustees selected Deloitte & Touche ("D&T") as the Trust's independent accountant for the fiscal year ending March 31, 2003. D&T replaces Arthur Andersen LLP ("AA"), which served as the Trust's independent accountant for the fiscal year ended March 31, 2002 and prior years. The change from AA to D&T was made in connection with the Trust's annually required selection of auditors.

AA's reports on the Trust's financial statements for each of the fiscal years ended March 31, 2001 and March 31, 2002 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended March 31, 2001 and March 31, 2002, and through June 19, 2002, there were no disagreements with AA on any matters of accounting principles or practices, financial statement disclosures, or auditing scope or procedures which, if not resolved to AA's satisfaction, would have caused AA to make reference to the subject matter of the disagreements in connection with its report on the Trust's financial statements for such years; and there were no reportable events as defined in
Item 304(a) (1) (v) of Regulation S-K of the Securities Exchange Act of 1934.

During the fiscal years ended March 31, 2001 and March 31, 2002 and through June 19, 2002, the Trust did not consult with D&T regarding the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements, or any other matters or reportable events as set forth in Items 304(a) (1) (v) of Regulation S-K.

                          NORTHERN FUNDS SEMIANNUAL REPORT 75 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  ABBREVIATIONS AND OTHER INFORMATION

     With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

     Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

     Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prere-funded date for these types of securities.

     Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACA         American Capital Access

AMBAC       American Municipal Bond
            Assurance Corporation

AMT         Alternative Minimum Tax

ASU         Arizona State University

COLLD.      Collateralized

COP         Certificate of Participation

FGIC        Financial Guaranty
            Insurance Corporation

FHA         Federal Housing Authority

FHLB        Federal Home Loan Bank

FHLMC       Freddie Mac

FNMA        Fannie Mae

FSA         Financial Security Assurance

GNMA        Government National
            Mortgage Association

G.O.        General Obligation

GTD.        Guaranteed

HFA         Housing Finance Authority

I.O.        Interest Only Stripped Security

IDA         Industrial Development
            Authority

IDR         Industrial Development
            Revenue

LOC         Letter of Credit

MBIA        Municipal Bond Insurance
            Association

PCR         Pollution Control Revenue

PFA         Public Finance Authority

PSF         Permanent School Fund

RAN         Revenue Anticipation Notes

REIT        Real Estate Investment Trust

SFM         Single Family Mortgage

TRAN        Tax Revenue Anticipate Notes

TRB         Tax Revenue Bonds

VRDB        Variable Rate Demand Bonds

FIXED INCOME FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

RISK/REWARD POTENTIAL

When building a sound Northern Funds investment strategy, you'll want to select a mix of equity, fixed income and money market funds that have return potential and an acceptable level of risk. For more information about Northern Funds, including management fees and expenses, call 800/595-9111 for a prospectus. Please read the prospectus carefully before investing.


NORTHERN FUNDS

[GRAPHIC OF FAMILY WITH PONTOON PLANE]          HIGH            INTERNATIONAL EQUITIES & SECTOR FUNDS           GROWTH
                                                                Global Communications Fund
EQUITY FUNDS Domestic and                                       Technology Fund
international -- offering                                       International Select Equity Fund
you opportunities for capital                                   International Growth Equity Fund
appreciation and long-term growth

                                                                SMALL- & MEDIUM-CAPITALIZATION EQUITIES
                                                                Growth Opportunities Fund
                                                                Small Cap Growth Fund
                                                                Small Cap Value Fund
                                                                Small Cap Index Fund
                                                                Mid Cap Growth Fund

                                                                INCOME & LARGE-CAPITALIZATION EQUITIES
                                                                Select Equity Fund
                                                                Growth Equity Fund
                                                                Large Cap Value Fund
                                                RISK/REWARD     Stock Index Fund
                                                POTENTIAL       Income Equity Fund

[GRAPHIC OF COUPLES AT OPERA]
                                                                LONGER-TERM, INTERNATIONAL & HIGH YIELD BONDS   INCOME
                                                                High Yield Fixed Income Fund
FIXED INCOME FUNDS Taxable and                                  High Yield Municipal Fund
tax-exempt -- providing you with the                            Global Fixed Income Fund
potential for current income with both                          California Tax-Exempt Fund
domestic and international choices.                             Arizona Tax-Exempt Fund
                                                                Tax-Exempt Fund
                                                                Fixed Income Fund

                                                                INTERMEDIATE-TERM BONDS
                                                                Florida Intermediate Tax-Exempt Fund
                                                                California Intermediate Tax-Exempt Fund
                                                                Intermediate Tax-Exempt Fund
                                                                Short-Intermediate U.S. Government Fund
                                                                U.S. Government Fund

[GRAPHIC OF FAMILY HORSEBACK RIDING]                            MONEY MARKET SECURITIES                         LIQUIDITY
                                                                California Municipal Money Market Fund
MONEY MARKET FUNDS Helping you meet your                        Municipal Money Market Fund
cash management and short-term                                  U.S. Government Select Money Market Fund
investment needs.                                               U.S. Government Money Market Fund
                                                                Money Market Fund

                                                LOW

                                                                AN INVESTMENT IN THE MONEY MARKET FUNDS
                                                                IS NOT INSURED OR GUARANTEED BY THE FDIC
                                                                OR ANY OTHER GOVERNMENTAL AGENCY.
                                                                ALTHOUGH THE FUNDS SEEK TO MAINTAIN A
                                                                VALUE OF $1.00 PER SHARE, IT IS POSSIBLE
                                                                TO LOSE MONEY.

                                                                    FIXSAR 11/02

(C)2002 Northern Funds.
Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                                   PRESORTED
                                    STANDARD
                                  U.S. POSTAGE
                                      PAID
                                FARMINGDALE, NY
                                 PERMIT NO. 225

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/595-9111
northernfunds.com

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